FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio	AST T. Rowe Price Large-Cap Value Portfolio
ASSETS
Investment in the portfolios, at fair value	$661,551,579	$490,379,362	$110,379,037	$680,844,045	$659,702,323
Net Assets	$661,551,579	$490,379,362	$110,379,037	$680,844,045	$659,702,323

NET ASSETS, representing:
Accumulation units	$660,997,083	$490,310,861	$110,225,264	$680,792,756	$655,699,354
Contracts in payout (annuitization) period	554,496	68,501	153,773	51,289	4,002,969
	$661,551,579	$490,379,362	$110,379,037	$680,844,045	$659,702,323

Units outstanding	10,279,932	42,690,537	2,139,065	26,191,968	29,923,528

Portfolio shares held	10,253,434	490,379,362	7,856,159	29,410,110	37,525,729
Portfolio net asset value per share	$64.52	$1.00	$14.05	$23.15	$17.58
Investment in portfolio shares, at cost	$344,010,863	$490,379,362	$91,350,595	$514,730,138	$563,951,261

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio	AST T. Rowe Price Large-Cap Value Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$996,196	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	7,550,791	6,035,289	1,284,787	7,887,858	8,202,636

NET INVESTMENT INCOME (LOSS)	(7,550,791)	(5,039,093)	(1,284,787)	(7,887,858)	(8,202,636)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	129,026,165	—	10,199,676	92,271,716	(27,281,251)
Net change in unrealized appreciation (depreciation) on investments	50,232,888	—	(17,176,261)	(28,869,632)	37,291,689
NET GAIN (LOSS) ON INVESTMENTS	179,259,053	—	(6,976,585)	63,402,084	10,010,438

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$171,708,262	$(5,039,093)	$(8,261,372)	$55,514,226	$1,807,802

The accompanying notes are an integral part of these financial statements.
A1

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio	AST Mid-Cap Growth Portfolio
ASSETS
Investment in the portfolios, at fair value	$145,034,062	$245,694,701	$63,399,318	$198,435,535	$503,597,283
Net Assets	$145,034,062	$245,694,701	$63,399,318	$198,435,535	$503,597,283

NET ASSETS, representing:
Accumulation units	$143,887,007	$245,144,412	$62,995,778	$197,196,180	$502,423,517
Contracts in payout (annuitization) period	1,147,055	550,289	403,540	1,239,355	1,173,766
	$145,034,062	$245,694,701	$63,399,318	$198,435,535	$503,597,283

Units outstanding	5,072,840	5,446,070	2,323,800	5,019,035	21,708,626

Portfolio shares held	12,417,300	7,532,026	2,625,231	6,791,086	31,812,842
Portfolio net asset value per share	$11.68	$32.62	$24.15	$29.22	$15.83
Investment in portfolio shares, at cost	$131,780,144	$123,724,574	$50,367,423	$143,252,446	$276,167,533

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio	AST Mid-Cap Growth Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	1,662,645	2,800,335	682,112	2,359,143	5,345,962

NET INVESTMENT INCOME (LOSS)	(1,662,645)	(2,800,335)	(682,112)	(2,359,143)	(5,345,962)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	6,967,363	45,848,854	(3,042,235)	22,373,091	52,985,292
Net change in unrealized appreciation (depreciation) on investments	(2,806,640)	17,648,297	(139,563)	(18,168,541)	67,803,587
NET GAIN (LOSS) ON INVESTMENTS	4,160,723	63,497,151	(3,181,798)	4,204,550	120,788,879

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$2,498,078	$60,696,816	$(3,863,910)	$1,845,407	$115,442,917
The accompanying notes are an integral part of these financial statements.
A2

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST Goldman Sachs Small-Cap Value Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio
ASSETS
Investment in the portfolios, at fair value	$160,330,425	$240,505,497	$906,656,832	$265,521,360	$271,241,804
Net Assets	$160,330,425	$240,505,497	$906,656,832	$265,521,360	$271,241,804

NET ASSETS, representing:
Accumulation units	$159,910,538	$239,609,225	$902,401,197	$264,928,181	$269,966,606
Contracts in payout (annuitization) period	419,887	896,272	4,255,635	593,179	1,275,198
	$160,330,425	$240,505,497	$906,656,832	$265,521,360	$271,241,804

Units outstanding	2,979,555	8,089,661	15,675,920	7,196,775	5,292,640

Portfolio shares held	6,253,137	7,250,693	10,785,830	6,098,332	7,823,531
Portfolio net asset value per share	$25.64	$33.17	$84.06	$43.54	$34.67
Investment in portfolio shares, at cost	$118,536,803	$169,934,232	$361,897,393	$120,516,557	$200,924,190

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Goldman Sachs Small-Cap Value Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	1,609,882	2,929,140	11,582,604	3,244,430	3,067,324

NET INVESTMENT INCOME (LOSS)	(1,609,882)	(2,929,140)	(11,582,604)	(3,244,430)	(3,067,324)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	4,547,574	21,683,464	131,600,449	48,550,701	33,959,738
Net change in unrealized appreciation (depreciation) on investments	(4,039,394)	(23,193,922)	84,081,301	12,925,881	(42,989,167)
NET GAIN (LOSS) ON INVESTMENTS	508,180	(1,510,458)	215,681,750	61,476,582	(9,029,429)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(1,101,702)	$(4,439,598)	$204,099,146	$58,232,152	$(12,096,753)

The accompanying notes are an integral part of these financial statements.
A3

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST Small-Cap Growth Portfolio	AST BlackRock Low Duration Bond Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio
ASSETS
Investment in the portfolios, at fair value	$195,651,645	$278,466,138	$1,079,721,270	$139,091,261	$115,482,820
Net Assets	$195,651,645	$278,466,138	$1,079,721,270	$139,091,261	$115,482,820

NET ASSETS, representing:
Accumulation units	$195,451,206	$277,535,792	$1,074,210,329	$137,925,663	$115,441,660
Contracts in payout (annuitization) period	200,439	930,346	5,510,941	1,165,598	41,160
	$195,651,645	$278,466,138	$1,079,721,270	$139,091,261	$115,482,820

Units outstanding	3,187,755	18,593,225	47,997,476	4,416,487	3,430,461

Portfolio shares held	2,485,412	23,985,025	67,949,734	4,203,423	5,244,451
Portfolio net asset value per share	$78.72	$11.61	$15.89	$33.09	$22.02
Investment in portfolio shares, at cost	$108,939,442	$258,423,186	$937,168,104	$111,883,451	$93,139,694

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Small-Cap Growth Portfolio	AST BlackRock Low Duration Bond Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	1,955,376	3,661,796	12,724,763	1,644,834	1,061,833

NET INVESTMENT INCOME (LOSS)	(1,955,376)	(3,661,796)	(12,724,763)	(1,644,834)	(1,061,833)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	23,739,012	5,130,079	81,027,651	14,760,117	(14,212,342)
Net change in unrealized appreciation (depreciation) on investments	36,205,572	1,126,815	(8,213,979)	(29,758,722)	7,450,840
NET GAIN (LOSS) ON INVESTMENTS	59,944,584	6,256,894	72,813,672	(14,998,605)	(6,761,502)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$57,989,208	$2,595,098	$60,088,909	$(16,643,439)	$(7,823,335)

The accompanying notes are an integral part of these financial statements.
A4

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST T. Rowe Price Asset Allocation Portfolio	AST International Value Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio
ASSETS
Investment in the portfolios, at fair value	$2,342,096,596	$104,579,716	$201,228,977	$162,361,680	$—
Net Assets	$2,342,096,596	$104,579,716	$201,228,977	$162,361,680	$—

NET ASSETS, representing:
Accumulation units	$2,342,066,749	$104,322,663	$200,330,020	$161,511,568	$—
Contracts in payout (annuitization) period	29,847	257,053	898,957	850,112	—
	$2,342,096,596	$104,579,716	$201,228,977	$162,361,680	$—

Units outstanding	65,855,036	5,606,639	5,092,657	5,122,687	—

Portfolio shares held	62,108,104	4,902,940	7,306,789	4,439,751	—
Portfolio net asset value per share	$37.71	$21.33	$27.54	$36.57	$—
Investment in portfolio shares, at cost	$1,615,353,290	$85,769,089	$141,001,668	$116,783,032	$—

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST T. Rowe Price Asset Allocation Portfolio	AST International Value Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	11/13/2020**

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	27,139,692	1,285,355	2,134,473	1,712,719	1,194,155

NET INVESTMENT INCOME (LOSS)	(27,139,692)	(1,285,355)	(2,134,473)	(1,712,719)	(1,194,155)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	292,448,282	1,210,765	20,346,658	3,641,837	551,948
Net change in unrealized appreciation (depreciation) on investments	(80,129,826)	(2,902,856)	(3,609,897)	9,311,435	(6,166,470)
NET GAIN (LOSS) ON INVESTMENTS	212,318,456	(1,692,091)	16,736,761	12,953,272	(5,614,522)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$185,178,764	$(2,977,446)	$14,602,288	$11,240,553	$(6,808,677)

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A5

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST International Growth Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$341,078,752	$288,081,175	$4,190,714,726	$1,489,397,632	$2,347,786,159
Net Assets	$341,078,752	$288,081,175	$4,190,714,726	$1,489,397,632	$2,347,786,159

NET ASSETS, representing:
Accumulation units	$340,457,619	$288,081,175	$4,190,714,726	$1,488,882,060	$2,347,786,159
Contracts in payout (annuitization) period	621,133	—	—	515,572	—
	$341,078,752	$288,081,175	$4,190,714,726	$1,489,397,632	$2,347,786,159

Units outstanding	8,998,937	16,036,878	185,227,283	97,685,735	109,846,305

Portfolio shares held	12,651,289	15,504,907	169,802,055	88,654,621	102,568,203
Portfolio net asset value per share	$26.96	$18.58	$24.68	$16.80	$22.89
Investment in portfolio shares, at cost	$186,523,763	$227,496,738	$2,573,745,176	$1,222,483,894	$1,400,525,773

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST International Growth Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	4,210,544	3,428,770	52,267,103	18,876,858	28,843,899

NET INVESTMENT INCOME (LOSS)	(4,210,544)	(3,428,770)	(52,267,103)	(18,876,858)	(28,843,899)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	38,398,751	27,220,077	544,598,598	154,662,382	257,092,799
Net change in unrealized appreciation (depreciation) on investments	39,206,523	(17,552,167)	(134,023,560)	(124,668,023)	(44,550,900)
NET GAIN (LOSS) ON INVESTMENTS	77,605,274	9,667,910	410,575,038	29,994,359	212,541,899

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$73,394,730	$6,239,140	$358,307,935	$11,117,501	$183,698,000
The accompanying notes are an integral part of these financial statements.
A6

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST Preservation Asset Allocation Portfolio	AST AllianzGI World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio	AST Western Asset Core Plus Bond Portfolio
ASSETS
Investment in the portfolios, at fair value	$1,538,225,697	$678,068,153	$556,138,514	$511,380,022	$668,452,988
Net Assets	$1,538,225,697	$678,068,153	$556,138,514	$511,380,022	$668,452,988

NET ASSETS, representing:
Accumulation units	$1,538,225,697	$678,068,153	$556,138,514	$511,380,022	$667,312,499
Contracts in payout (annuitization) period	—	—	—	—	1,140,489
	$1,538,225,697	$678,068,153	$556,138,514	$511,380,022	$668,452,988

Units outstanding	82,395,164	40,172,711	29,412,399	32,135,125	42,790,099

Portfolio shares held	78,082,523	37,236,033	27,288,445	30,713,515	43,977,170
Portfolio net asset value per share	$19.70	$18.21	$20.38	$16.65	$15.20
Investment in portfolio shares, at cost	$1,089,130,374	$518,355,396	$414,542,733	$425,393,542	$581,013,091

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Preservation Asset Allocation Portfolio	AST AllianzGI World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio	AST Western Asset Core Plus Bond Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	20,244,030	7,262,705	5,829,637	5,477,156	7,863,323

NET INVESTMENT INCOME (LOSS)	(20,244,030)	(7,262,705)	(5,829,637)	(5,477,156)	(7,863,323)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	133,843,003	72,005,663	75,158,240	56,203,563	40,914,669
Net change in unrealized appreciation (depreciation) on investments	(15,724,839)	(8,635,703)	(25,947,094)	(27,900,227)	2,255,387
NET GAIN (LOSS) ON INVESTMENTS	118,118,164	63,369,960	49,211,146	28,303,336	43,170,056

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$97,874,134	$56,107,255	$43,381,509	$22,826,180	$35,306,733
The accompanying notes are an integral part of these financial statements.
A7

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	Davis Value Portfolio	Columbia Variable Portfolio - Asset Allocation Fund (Class 1)	Columbia Variable Portfolio - Small Company Growth Fund (Class 1)	Prudential SP International Growth Portfolio (Class I)	ProFund VP Asia 30
ASSETS
Investment in the portfolios, at fair value	$942,761	$—	$645,381	$4,636,495	$8,408,865
Net Assets	$942,761	$—	$645,381	$4,636,495	$8,408,865

NET ASSETS, representing:
Accumulation units	$942,761	$—	$645,381	$4,476,045	$8,408,865
Contracts in payout (annuitization) period	—	—	—	160,450	—
	$942,761	$—	$645,381	$4,636,495	$8,408,865

Units outstanding	36,438	—	7,207	171,846	236,208

Portfolio shares held	102,809	—	21,534	378,181	110,833
Portfolio net asset value per share	$9.17	$—	$29.97	$12.26	$75.87
Investment in portfolio shares, at cost	$931,315	$—	$367,577	$3,076,098	$6,615,608

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	Davis Value Portfolio	Columbia Variable Portfolio - Asset Allocation Fund (Class 1)	Columbia Variable Portfolio - Small Company Growth Fund (Class 1)	Prudential SP International Growth Portfolio (Class I)	ProFund VP Asia 30
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	4/24/2020**	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$5,971	$74,339	$—	$—	$73,074

EXPENSES
Charges for mortality and expense risk,
and for administration	11,762	8,961	4,942	53,404	86,252

NET INVESTMENT INCOME (LOSS)	(5,791)	65,378	(4,942)	(53,404)	(13,178)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	23,885	761,108	8,787	—	666,130
Net realized gain (loss) on shares redeemed	(87,247)	(601,996)	29,707	467,506	60,063
Net change in unrealized appreciation (depreciation) on investments	142,957	(436,170)	236,670	613,192	1,311,949
NET GAIN (LOSS) ON INVESTMENTS	79,595	(277,058)	275,164	1,080,698	2,038,142

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$73,804	$(211,680)	$270,222	$1,027,294	$2,024,964

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A8

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	ProFund VP Banks	ProFund VP Bear	ProFund VP Biotechnology	ProFund VP Basic Materials	ProFund VP UltraBull
ASSETS
Investment in the portfolios, at fair value	$2,780,807	$1,379,342	$7,722,957	$4,775,459	$8,707,814
Net Assets	$2,780,807	$1,379,342	$7,722,957	$4,775,459	$8,707,814

NET ASSETS, representing:
Accumulation units	$2,780,807	$1,379,239	$7,722,957	$4,775,459	$8,707,814
Contracts in payout (annuitization) period	—	103	—	—	—
	$2,780,807	$1,379,342	$7,722,957	$4,775,459	$8,707,814

Units outstanding	301,376	1,343,086	207,200	190,515	240,929

Portfolio shares held	116,988	70,411	94,033	68,850	296,588
Portfolio net asset value per share	$23.77	$19.59	$82.13	$69.36	$29.36
Investment in portfolio shares, at cost	$2,261,279	$1,508,389	$7,680,029	$4,248,925	$7,803,901

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	ProFund VP Banks	ProFund VP Bear	ProFund VP Biotechnology	ProFund VP Basic Materials	ProFund VP UltraBull
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$61,429	$13,314	$1,422	$27,016	$60,671

EXPENSES
Charges for mortality and expense risk,
and for administration	34,822	34,441	89,875	52,022	90,363

NET INVESTMENT INCOME (LOSS)	26,607	(21,127)	(88,453)	(25,006)	(29,692)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	549,673	325,184	5,356,133
Net realized gain (loss) on shares redeemed	(923,799)	(1,336,940)	1,313,869	(328,081)	(3,446,573)
Net change in unrealized appreciation (depreciation) on investments	(53,653)	124,824	(734,785)	481,847	(535,803)
NET GAIN (LOSS) ON INVESTMENTS	(977,452)	(1,212,116)	1,128,757	478,950	1,373,757

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(950,845)	$(1,233,243)	$1,040,304	$453,944	$1,344,065
The accompanying notes are an integral part of these financial statements.
A9

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	ProFund VP Bull	ProFund VP Consumer Services	ProFund VP Consumer Goods	ProFund VP Oil & Gas	ProFund VP Europe 30
ASSETS
Investment in the portfolios, at fair value	$16,208,617	$10,599,584	$11,312,037	$5,379,894	$6,657,006
Net Assets	$16,208,617	$10,599,584	$11,312,037	$5,379,894	$6,657,006

NET ASSETS, representing:
Accumulation units	$16,208,617	$10,599,584	$11,293,132	$5,366,853	$6,654,732
Contracts in payout (annuitization) period	—	—	18,905	13,041	2,274
	$16,208,617	$10,599,584	$11,312,037	$5,379,894	$6,657,006

Units outstanding	562,797	300,758	358,734	474,378	561,556

Portfolio shares held	272,964	139,193	181,895	286,469	320,665
Portfolio net asset value per share	$59.38	$76.15	$62.19	$18.78	$20.76
Investment in portfolio shares, at cost	$14,051,943	$10,578,162	$8,317,614	$5,342,594	$6,635,210

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	ProFund VP Bull	ProFund VP Consumer Services	ProFund VP Consumer Goods	ProFund VP Oil & Gas	ProFund VP Europe 30
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$13,259	$—	$70,963	$132,609	$182,582

EXPENSES
Charges for mortality and expense risk,
and for administration	205,540	132,041	122,563	66,503	87,377

NET INVESTMENT INCOME (LOSS)	(192,281)	(132,041)	(51,600)	66,106	95,205

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	734,141	3,008,528	94,207	58,640	—
Net realized gain (loss) on shares redeemed	(894,052)	(682,836)	(1,173,231)	(3,456,393)	(695,894)
Net change in unrealized appreciation (depreciation) on investments	1,872,880	(506,940)	3,695,311	530,698	(420,035)
NET GAIN (LOSS) ON INVESTMENTS	1,712,969	1,818,752	2,616,287	(2,867,055)	(1,115,929)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,520,688	$1,686,711	$2,564,687	$(2,800,949)	$(1,020,724)
The accompanying notes are an integral part of these financial statements.
A10

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	ProFund VP Financials	ProFund VP U.S. Government Plus	ProFund VP Health Care	Access VP High Yield Fund	ProFund VP Industrials
ASSETS
Investment in the portfolios, at fair value	$11,401,429	$7,411,245	$29,206,177	$4,681,652	$8,486,862
Net Assets	$11,401,429	$7,411,245	$29,206,177	$4,681,652	$8,486,862

NET ASSETS, representing:
Accumulation units	$11,401,429	$7,411,245	$29,164,037	$4,681,652	$8,486,862
Contracts in payout (annuitization) period	—	—	42,140	—	—
	$11,401,429	$7,411,245	$29,206,177	$4,681,652	$8,486,862

Units outstanding	774,109	283,171	914,956	212,329	258,565

Portfolio shares held	274,007	242,594	387,042	172,755	93,591
Portfolio net asset value per share	$41.61	$30.55	$75.46	$27.10	$90.68
Investment in portfolio shares, at cost	$10,707,919	$8,194,292	$27,551,244	$4,468,304	$6,817,182

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	ProFund VP Financials	ProFund VP U.S. Government Plus	ProFund VP Health Care	Access VP High Yield Fund	ProFund VP Industrials
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$72,248	$4,363	$—	$263,250	$12,355

EXPENSES
Charges for mortality and expense risk,
and for administration	156,183	163,040	376,091	59,669	100,367

NET INVESTMENT INCOME (LOSS)	(83,935)	(158,677)	(376,091)	203,581	(88,012)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	785,428	682,269	3,447,545	—	136,744
Net realized gain (loss) on shares redeemed	(784,721)	1,464,720	(1,514,568)	(544,580)	(1,157,806)
Net change in unrealized appreciation (depreciation) on investments	(970,916)	(451,492)	865,185	142,627	1,833,568
NET GAIN (LOSS) ON INVESTMENTS	(970,209)	1,695,497	2,798,162	(401,953)	812,506

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(1,054,144)	$1,536,820	$2,422,071	$(198,372)	$724,494
The accompanying notes are an integral part of these financial statements.
A11

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	ProFund VP Internet	ProFund VP Japan	ProFund VP Precious Metals	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value
ASSETS
Investment in the portfolios, at fair value	$8,930,848	$4,839,874	$16,624,987	$16,374,829	$10,696,296
Net Assets	$8,930,848	$4,839,874	$16,624,987	$16,374,829	$10,696,296

NET ASSETS, representing:
Accumulation units	$8,930,848	$4,839,874	$16,608,068	$16,374,829	$10,692,453
Contracts in payout (annuitization) period	—	—	16,919	—	3,843
	$8,930,848	$4,839,874	$16,624,987	$16,374,829	$10,696,296

Units outstanding	68,491	294,078	1,436,254	482,339	388,505

Portfolio shares held	152,534	76,039	538,200	343,432	271,755
Portfolio net asset value per share	$58.55	$63.65	$30.89	$47.68	$39.36
Investment in portfolio shares, at cost	$7,106,182	$4,023,400	$16,857,179	$13,801,262	$9,771,086

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	ProFund VP Internet	ProFund VP Japan	ProFund VP Precious Metals	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$11,792	$34,004	$—	$35,788

EXPENSES
Charges for mortality and expense risk,
and for administration	89,030	53,865	185,885	175,119	115,771

NET INVESTMENT INCOME (LOSS)	(89,030)	(42,073)	(151,881)	(175,119)	(79,983)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	910,134	—	—	1,253,271	716,315
Net realized gain (loss) on shares redeemed	344,065	(34,378)	3,894,527	(1,416,286)	(1,258,167)
Net change in unrealized appreciation (depreciation) on investments	1,789,656	544,177	(1,314,425)	2,331,220	206,089
NET GAIN (LOSS) ON INVESTMENTS	3,043,855	509,799	2,580,102	2,168,205	(335,763)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$2,954,825	$467,726	$2,428,221	$1,993,086	$(415,746)
The accompanying notes are an integral part of these financial statements.
A12

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	ProFund VP Pharmaceuticals	ProFund VP Real Estate	ProFund VP Rising Rates Opportunity	ProFund VP NASDAQ-100	ProFund VP Semiconductor
ASSETS
Investment in the portfolios, at fair value	$2,583,839	$6,123,586	$1,078,591	$35,255,690	$4,109,112
Net Assets	$2,583,839	$6,123,586	$1,078,591	$35,255,690	$4,109,112

NET ASSETS, representing:
Accumulation units	$2,583,839	$6,123,586	$1,078,591	$35,135,071	$4,109,112
Contracts in payout (annuitization) period	—	—	—	120,619	—
	$2,583,839	$6,123,586	$1,078,591	$35,255,690	$4,109,112

Units outstanding	133,588	213,612	1,190,721	909,789	125,585

Portfolio shares held	67,043	105,307	38,826	498,455	49,795
Portfolio net asset value per share	$38.54	$58.15	$27.78	$70.73	$82.52
Investment in portfolio shares, at cost	$2,274,605	$6,239,930	$1,063,160	$32,810,262	$3,078,303

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	ProFund VP Pharmaceuticals	ProFund VP Real Estate	ProFund VP Rising Rates Opportunity	ProFund VP NASDAQ-100	ProFund VP Semiconductor
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$2,595	$97,187	$9,325	$—	$11,818

EXPENSES
Charges for mortality and expense risk,
and for administration	28,668	81,471	16,006	352,822	40,255

NET INVESTMENT INCOME (LOSS)	(26,073)	15,716	(6,681)	(352,822)	(28,437)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	180,215	—	1,885,786	229,611
Net realized gain (loss) on shares redeemed	146,343	(890,890)	(469,887)	5,812,486	384,171
Net change in unrealized appreciation (depreciation) on investments	52,958	(214,244)	25,702	1,387,561	664,789
NET GAIN (LOSS) ON INVESTMENTS	199,301	(924,919)	(444,185)	9,085,833	1,278,571

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$173,228	$(909,203)	$(450,866)	$8,733,011	$1,250,134
The accompanying notes are an integral part of these financial statements.
A13

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	ProFund VP Small-Cap Growth	ProFund VP Short Mid-Cap	ProFund VP Short NASDAQ-100	ProFund VP Short Small-Cap	ProFund VP Small-Cap Value
ASSETS
Investment in the portfolios, at fair value	$15,015,696	$51,287	$263,847	$80,840	$9,927,839
Net Assets	$15,015,696	$51,287	$263,847	$80,840	$9,927,839

NET ASSETS, representing:
Accumulation units	$15,015,696	$51,287	$263,847	$80,840	$9,927,839
Contracts in payout (annuitization) period	—	—	—	—	—
	$15,015,696	$51,287	$263,847	$80,840	$9,927,839

Units outstanding	399,072	55,854	919,621	103,553	411,741

Portfolio shares held	410,714	2,548	14,481	2,928	234,037
Portfolio net asset value per share	$36.56	$20.13	$18.22	$27.61	$42.42
Investment in portfolio shares, at cost	$12,570,593	$52,495	$287,556	$84,209	$8,857,998

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	ProFund VP Small-Cap Growth	ProFund VP Short Mid-Cap	ProFund VP Short NASDAQ-100	ProFund VP Short Small-Cap	ProFund VP Small-Cap Value
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$548	$703	$925	$1,945

EXPENSES
Charges for mortality and expense risk,
and for administration	157,955	1,960	5,859	3,905	90,787

NET INVESTMENT INCOME (LOSS)	(157,955)	(1,412)	(5,156)	(2,980)	(88,842)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	1,641,375	—	—	—	899,092
Net realized gain (loss) on shares redeemed	(2,909,917)	(199,318)	(245,999)	(101,297)	(1,686,712)
Net change in unrealized appreciation (depreciation) on investments	3,127,745	(279)	22,361	(2,667)	773,357
NET GAIN (LOSS) ON INVESTMENTS	1,859,203	(199,597)	(223,638)	(103,964)	(14,263)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,701,248	$(201,009)	$(228,794)	$(106,944)	$(103,105)

The accompanying notes are an integral part of these financial statements.
A14

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	ProFund VP Technology	ProFund VP Telecommu-nications	ProFund VP UltraMid-Cap	ProFund VP UltraNASDAQ-100	ProFund VP UltraSmall-Cap
ASSETS
Investment in the portfolios, at fair value	$11,748,370	$3,519,263	$8,385,512	$73,099,062	$6,274,333
Net Assets	$11,748,370	$3,519,263	$8,385,512	$73,099,062	$6,274,333

NET ASSETS, representing:
Accumulation units	$11,748,370	$3,519,263	$8,380,140	$73,099,062	$6,274,333
Contracts in payout (annuitization) period	—	—	5,372	—	—
	$11,748,370	$3,519,263	$8,385,512	$73,099,062	$6,274,333

Units outstanding	413,501	333,044	164,943	2,578,938	193,149

Portfolio shares held	155,917	109,124	166,313	787,112	270,329
Portfolio net asset value per share	$75.35	$32.25	$50.42	$92.87	$23.21
Investment in portfolio shares, at cost	$8,658,293	$3,235,266	$7,248,419	$58,051,087	$5,025,019

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	ProFund VP Technology	ProFund VP Telecommu-nications	ProFund VP UltraMid-Cap	ProFund VP UltraNASDAQ-100	ProFund VP UltraSmall-Cap
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$29,546	$15,991	$—	$5,565

EXPENSES
Charges for mortality and expense risk,
and for administration	118,661	45,594	79,456	591,414	53,899

NET INVESTMENT INCOME (LOSS)	(118,661)	(16,048)	(63,465)	(591,414)	(48,334)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	1,065,213	—	1,415,358	10,681,096	660,160
Net realized gain (loss) on shares redeemed	1,322,687	(258,542)	(1,239,095)	6,216,300	(521,041)
Net change in unrealized appreciation (depreciation) on investments	1,407,167	213,877	(352,181)	3,817,939	711,989
NET GAIN (LOSS) ON INVESTMENTS	3,795,067	(44,665)	(175,918)	20,715,335	851,108

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$3,676,406	$(60,713)	$(239,383)	$20,123,921	$802,774
The accompanying notes are an integral part of these financial statements.
A15

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	Rydex VT Nova Fund	Rydex VT NASDAQ-100® Fund
ASSETS
Investment in the portfolios, at fair value	$16,954,326	$18,324,634	$10,558,778	$1,368,911	$11,443,895
Net Assets	$16,954,326	$18,324,634	$10,558,778	$1,368,911	$11,443,895

NET ASSETS, representing:
Accumulation units	$16,954,326	$18,257,450	$10,558,778	$1,368,911	$11,443,895
Contracts in payout (annuitization) period	—	67,184	—	—	—
	$16,954,326	$18,324,634	$10,558,778	$1,368,911	$11,443,895

Units outstanding	658,235	503,319	537,287	58,153	317,013

Portfolio shares held	453,688	237,274	260,711	9,458	182,228
Portfolio net asset value per share	$37.37	$77.23	$40.50	$144.73	$62.80
Investment in portfolio shares, at cost	$19,848,490	$16,133,793	$10,453,615	$565,541	$5,481,648

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	Rydex VT Nova Fund	Rydex VT NASDAQ-100® Fund
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$270,202	$—	$108,455	$10,973	$28,712

EXPENSES
Charges for mortality and expense risk,
and for administration	242,736	218,884	128,746	16,993	136,861

NET INVESTMENT INCOME (LOSS)	27,466	(218,884)	(20,291)	(6,020)	(108,149)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	3,770,907	1,643,297	1,295,134	128,732	1,145,737
Net realized gain (loss) on shares redeemed	(902,909)	4,714	(1,098,619)	184,551	1,023,211
Net change in unrealized appreciation (depreciation) on investments	(4,102,613)	2,827,912	(665,334)	(85,520)	1,548,023
NET GAIN (LOSS) ON INVESTMENTS	(1,234,615)	4,475,923	(468,819)	227,763	3,716,971

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(1,207,149)	$4,257,039	$(489,110)	$221,743	$3,608,822

The accompanying notes are an integral part of these financial statements.
A16

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	Rydex VT Inverse S&P 500® Strategy Fund	Invesco V.I. Health Care Fund (Series I)	Invesco V.I. Technology Fund (Series I)	Wells Fargo VT Index Asset Allocation Fund (Class 2)	Wells Fargo VT International Equity Fund (Class 2)
ASSETS
Investment in the portfolios, at fair value	$13,333	$25,813,386	$27,008,906	$17,652,026	$213,394
Net Assets	$13,333	$25,813,386	$27,008,906	$17,652,026	$213,394

NET ASSETS, representing:
Accumulation units	$13,333	$25,769,891	$27,003,694	$17,652,026	$213,394
Contracts in payout (annuitization) period	—	43,495	5,212	—	—
	$13,333	$25,813,386	$27,008,906	$17,652,026	$213,394

Units outstanding	11,280	610,473	1,159,103	294,762	20,072

Portfolio shares held	324	766,203	738,958	806,765	111,143
Portfolio net asset value per share	$41.16	$33.69	$36.55	$21.88	$1.92
Investment in portfolio shares, at cost	$35,537	$21,130,379	$17,426,617	$12,182,406	$295,496

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	Rydex VT Inverse S&P 500® Strategy Fund	Invesco V.I. Health Care Fund (Series I)	Invesco V.I. Technology Fund (Series I)	Wells Fargo VT Index Asset Allocation Fund (Class 2)	Wells Fargo VT International Equity Fund (Class 2)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$102	$74,746	$—	$137,613	$4,739

EXPENSES
Charges for mortality and expense risk,
and for administration	209	314,532	294,509	236,248	2,676

NET INVESTMENT INCOME (LOSS)	(107)	(239,786)	(294,509)	(98,635)	2,063

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	568,993	2,036,538	1,329,378	—
Net realized gain (loss) on shares redeemed	(2,922)	(1,453,307)	2,062,989	804,508	(49,385)
Net change in unrealized appreciation (depreciation) on investments	(1,210)	4,026,014	4,678,329	344,762	52,981
NET GAIN (LOSS) ON INVESTMENTS	(4,132)	3,141,700	8,777,856	2,478,648	3,596

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(4,239)	$2,901,914	$8,483,347	$2,380,013	$5,659

The accompanying notes are an integral part of these financial statements.
A17

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	Wells Fargo VT Small Cap Growth Fund (Class 2)	AST Fidelity Institutional AM℠ Quantitative Portfolio	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST Investment Grade Bond Portfolio
ASSETS
Investment in the portfolios, at fair value	$1,946,471	$912,450,369	$3,823,994,864	$1,519,030,425	$870,340,111
Net Assets	$1,946,471	$912,450,369	$3,823,994,864	$1,519,030,425	$870,340,111

NET ASSETS, representing:
Accumulation units	$1,946,471	$912,450,369	$3,823,607,788	$1,519,030,425	$870,340,111
Contracts in payout (annuitization) period	—	—	387,076	—	—
	$1,946,471	$912,450,369	$3,823,994,864	$1,519,030,425	$870,340,111

Units outstanding	40,356	53,451,010	214,233,319	68,669,419	42,947,643

Portfolio shares held	132,233	51,031,900	197,724,657	63,451,563	89,818,381
Portfolio net asset value per share	$14.72	$17.88	$19.34	$23.94	$9.69
Investment in portfolio shares, at cost	$1,300,934	$693,563,999	$3,102,911,613	$982,099,591	$854,937,769

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	Wells Fargo VT Small Cap Growth Fund (Class 2)	AST Fidelity Institutional AM℠ Quantitative Portfolio	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST Investment Grade Bond Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	19,825	10,999,675	42,918,660	18,736,723	26,163,443

NET INVESTMENT INCOME (LOSS)	(19,825)	(10,999,675)	(42,918,660)	(18,736,723)	(26,163,443)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	82,971	—	—	—	—
Net realized gain (loss) on shares redeemed	20,970	130,441,409	207,971,982	213,826,965	564,740,625
Net change in unrealized appreciation (depreciation) on investments	599,309	(82,696,543)	(138,420,653)	(99,814,230)	(63,432,465)
NET GAIN (LOSS) ON INVESTMENTS	703,250	47,744,866	69,551,329	114,012,735	501,308,160

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$683,425	$36,745,191	$26,632,669	$95,276,012	$475,144,717

The accompanying notes are an integral part of these financial statements.
A18

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST Cohen & Steers Global Realty Portfolio	AST Emerging Markets Equity Portfolio	AST Bond Portfolio 2020	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2021
ASSETS
Investment in the portfolios, at fair value	$28,855,645	$113,559,599	$—	$149,680,641	$71,586,948
Net Assets	$28,855,645	$113,559,599	$—	$149,680,641	$71,586,948

NET ASSETS, representing:
Accumulation units	$28,855,645	$113,559,599	$—	$149,680,641	$71,586,948
Contracts in payout (annuitization) period	—	—	—	—	—
	$28,855,645	$113,559,599	$—	$149,680,641	$71,586,948

Units outstanding	1,727,160	10,361,343	—	2,893,721	5,366,086

Portfolio shares held	1,990,044	11,078,985	—	2,398,728	4,463,027
Portfolio net asset value per share	$14.50	$10.25	$—	$62.40	$16.04
Investment in portfolio shares, at cost	$24,577,828	$85,562,325	$—	$99,192,821	$70,560,715

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Cohen & Steers Global Realty Portfolio	AST Emerging Markets Equity Portfolio	AST Bond Portfolio 2020	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2021
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020**	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	283,404	1,013,513	667,950	1,256,288	1,012,285

NET INVESTMENT INCOME (LOSS)	(283,404)	(1,013,513)	(667,950)	(1,256,288)	(1,012,285)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,005,567	(9,072,410)	2,659,393	16,029,211	1,682,016
Net change in unrealized appreciation (depreciation) on investments	(2,270,670)	15,324,699	(1,645,314)	26,391,531	(149,674)
NET GAIN (LOSS) ON INVESTMENTS	(1,265,103)	6,252,289	1,014,079	42,420,742	1,532,342

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(1,548,507)	$5,238,776	$346,129	$41,164,454	$520,057

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A19

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	Wells Fargo VT Omega Growth Fund (Class 2)	Wells Fargo VT Omega Growth Fund (Class 1)	Wells Fargo VT Small Cap Growth Fund (Class 1)	Wells Fargo VT International Equity Fund (Class 1)	AST Bond Portfolio 2022
ASSETS
Investment in the portfolios, at fair value	$2,486,996	$20,767,840	$18,547,994	$8,134,758	$17,609,215
Net Assets	$2,486,996	$20,767,840	$18,547,994	$8,134,758	$17,609,215

NET ASSETS, representing:
Accumulation units	$2,486,996	$20,712,682	$18,499,967	$7,917,140	$17,609,215
Contracts in payout (annuitization) period	—	55,158	48,027	217,618	—
	$2,486,996	$20,767,840	$18,547,994	$8,134,758	$17,609,215

Units outstanding	52,652	413,752	420,200	404,246	1,396,674

Portfolio shares held	61,498	491,198	1,208,338	4,397,166	1,166,173
Portfolio net asset value per share	$40.44	$42.28	$15.35	$1.85	$15.10
Investment in portfolio shares, at cost	$1,609,303	$14,433,560	$13,159,317	$9,575,984	$16,282,853

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	Wells Fargo VT Omega Growth Fund (Class 2)	Wells Fargo VT Omega Growth Fund (Class 1)	Wells Fargo VT Small Cap Growth Fund (Class 1)	Wells Fargo VT International Equity Fund (Class 1)	AST Bond Portfolio 2022
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$—	$216,457	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	32,785	218,659	176,437	94,936	379,009

NET INVESTMENT INCOME (LOSS)	(32,785)	(218,659)	(176,437)	121,521	(379,009)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	180,133	1,321,009	783,414	—	—
Net realized gain (loss) on shares redeemed	154,285	1,392,509	914,483	(3,665,461)	1,268,375
Net change in unrealized appreciation (depreciation) on investments	495,857	3,525,313	5,252,554	3,599,713	(208,051)
NET GAIN (LOSS) ON INVESTMENTS	830,275	6,238,831	6,950,451	(65,748)	1,060,324

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$797,490	$6,020,172	$6,774,014	$55,773	$681,315

The accompanying notes are an integral part of these financial statements.
A20

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Invesco V.I. Diversified Dividend Fund (Series I)	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)
ASSETS
Investment in the portfolios, at fair value	$63,752,107	$98,325,988	$16,297,869	$327,839	$6,127,361
Net Assets	$63,752,107	$98,325,988	$16,297,869	$327,839	$6,127,361

NET ASSETS, representing:
Accumulation units	$63,752,107	$98,325,988	$16,281,059	$327,839	$6,127,361
Contracts in payout (annuitization) period	—	—	16,810	—	—
	$63,752,107	$98,325,988	$16,297,869	$327,839	$6,127,361

Units outstanding	3,353,348	6,822,333	773,727	27,544	171,805

Portfolio shares held	3,019,996	6,010,146	633,665	30,271	207,848
Portfolio net asset value per share	$21.11	$16.36	$25.72	$10.83	$29.48
Investment in portfolio shares, at cost	$44,463,269	$82,939,325	$16,226,101	$313,578	$1,606,886

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Invesco V.I. Diversified Dividend Fund (Series I)	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$468,307	$8,545	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	744,110	1,211,726	195,793	3,278	53,351

NET INVESTMENT INCOME (LOSS)	(744,110)	(1,211,726)	272,514	5,267	(53,351)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	389,460	1,176	—
Net realized gain (loss) on shares redeemed	9,401,715	6,335,951	(167,164)	1,647	470,991
Net change in unrealized appreciation (depreciation) on investments	(3,480,985)	(3,744,878)	(1,028,987)	5,358	1,143,437
NET GAIN (LOSS) ON INVESTMENTS	5,920,730	2,591,073	(806,691)	8,181	1,614,428

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$5,176,620	$1,379,347	$(534,177)	$13,448	$1,561,077

The accompanying notes are an integral part of these financial statements.
A21

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	Wells Fargo VT Opportunity Fund (Class 1)	Wells Fargo VT Opportunity Fund (Class 2)	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023	AST MFS Growth Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$2,588,212	$5,255,196	$153,595,389	$18,541,442	$177,603,637
Net Assets	$2,588,212	$5,255,196	$153,595,389	$18,541,442	$177,603,637

NET ASSETS, representing:
Accumulation units	$2,588,212	$5,255,196	$153,595,389	$18,541,442	$176,791,525
Contracts in payout (annuitization) period	—	—	—	—	812,112
	$2,588,212	$5,255,196	$153,595,389	$18,541,442	$177,603,637

Units outstanding	83,142	172,830	12,181,761	1,621,937	10,350,011

Portfolio shares held	87,796	177,361	10,816,577	1,433,986	9,279,187
Portfolio net asset value per share	$29.48	$29.63	$14.20	$12.93	$19.14
Investment in portfolio shares, at cost	$2,176,783	$3,933,373	$143,963,033	$16,899,668	$130,555,042

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	Wells Fargo VT Opportunity Fund (Class 1)	Wells Fargo VT Opportunity Fund (Class 2)	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023	AST MFS Growth Allocation Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$15,733	$19,746	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	31,867	63,248	1,753,210	301,507	2,109,199

NET INVESTMENT INCOME (LOSS)	(16,134)	(43,502)	(1,753,210)	(301,507)	(2,109,199)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	170,652	341,370	—	—	—
Net realized gain (loss) on shares redeemed	85,096	132,956	8,839,857	1,453,405	15,745,238
Net change in unrealized appreciation (depreciation) on investments	172,195	430,468	(231,870)	33,225	106,531
NET GAIN (LOSS) ON INVESTMENTS	427,943	904,794	8,607,987	1,486,630	15,851,769

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$411,809	$861,292	$6,854,777	$1,185,123	$13,742,570

The accompanying notes are an integral part of these financial statements.
A22

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	Invesco V.I. Mid Cap Growth Fund (Series I)	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio
ASSETS
Investment in the portfolios, at fair value	$3,548,848	$81,253,973	$—	$7,132,843	$—
Net Assets	$3,548,848	$81,253,973	$—	$7,132,843	$—

NET ASSETS, representing:
Accumulation units	$3,548,848	$81,253,973	$—	$7,132,843	$—
Contracts in payout (annuitization) period	—	—	—	—	—
	$3,548,848	$81,253,973	$—	$7,132,843	$—

Units outstanding	292,353	3,714,833	—	653,852	—

Portfolio shares held	270,285	3,347,918	—	562,527	—
Portfolio net asset value per share	$13.13	$24.27	$—	$12.68	$—
Investment in portfolio shares, at cost	$3,101,381	$67,656,576	$—	$7,067,680	$—

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	Invesco V.I. Mid Cap Growth Fund (Series I)	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	4/30/2020**	12/31/2020	8/14/2020**

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	29,590	814,305	56,157	365,649	13,221

NET INVESTMENT INCOME (LOSS)	(29,590)	(814,305)	(56,157)	(365,649)	(13,221)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	3,688,084	—	—
Net realized gain (loss) on shares redeemed	114,077	3,081,485	(4,467,088)	3,067,762	(126,600)
Net change in unrealized appreciation (depreciation) on investments	172,877	(2,067,519)	(138,790)	(1,383,290)	69,753
NET GAIN (LOSS) ON INVESTMENTS	286,954	1,013,966	(917,794)	1,684,472	(56,847)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$257,364	$199,661	$(973,951)	$1,318,823	$(70,068)

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A23

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST ClearBridge Dividend Growth Portfolio	Columbia Variable Portfolio - Government Money Market Fund (Class 1)	Columbia Variable Portfolio - Income Opportunities Fund (Class 1)	AST AQR Large-Cap Portfolio	AST Large-Cap Core Portfolio
ASSETS
Investment in the portfolios, at fair value	$63,513,570	$3,583,157	$147,798	$—	$6,306,920
Net Assets	$63,513,570	$3,583,157	$147,798	$—	$6,306,920

NET ASSETS, representing:
Accumulation units	$63,513,570	$3,583,157	$147,798	$—	$6,306,920
Contracts in payout (annuitization) period	—	—	—	—	—
	$63,513,570	$3,583,157	$147,798	$—	$6,306,920

Units outstanding	3,036,559	371,685	10,866	—	289,424

Portfolio shares held	2,756,665	3,583,157	19,170	—	262,460
Portfolio net asset value per share	$23.04	$1.00	$7.71	$—	$24.03
Investment in portfolio shares, at cost	$52,725,130	$3,583,157	$155,555	$—	$5,466,563

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST ClearBridge Dividend Growth Portfolio	Columbia Variable Portfolio - Government Money Market Fund (Class 1)	Columbia Variable Portfolio - Income Opportunities Fund (Class 1)	AST AQR Large-Cap Portfolio	AST Large-Cap Core Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	8/14/2020**	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$2,428	$6,913	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	659,188	27,072	1,464	22,840	53,024

NET INVESTMENT INCOME (LOSS)	(659,188)	(24,644)	5,449	(22,840)	(53,024)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	1,427	—	—	—
Net realized gain (loss) on shares redeemed	5,845,581	—	(6,917)	534,075	362,154
Net change in unrealized appreciation (depreciation) on investments	(6,166,443)	—	8,152	(629,564)	307,568
NET GAIN (LOSS) ON INVESTMENTS	(320,862)	1,427	1,235	(95,489)	669,722

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(980,050)	$(23,217)	$6,684	$(118,329)	$616,698

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A24

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST Bond Portfolio 2025	AST Bond Portfolio 2026	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028
ASSETS
Investment in the portfolios, at fair value	$6,125,930	$41,514,477	$55,823,994	$27,146,456	$70,626
Net Assets	$6,125,930	$41,514,477	$55,823,994	$27,146,456	$70,626

NET ASSETS, representing:
Accumulation units	$6,125,930	$41,514,477	$55,823,994	$27,136,097	$70,626
Contracts in payout (annuitization) period	—	—	—	10,359	—
	$6,125,930	$41,514,477	$55,823,994	$27,146,456	$70,626

Units outstanding	479,160	3,635,001	4,851,537	1,824,261	5,877

Portfolio shares held	416,164	3,256,038	4,419,952	1,841,686	5,513
Portfolio net asset value per share	$14.72	$12.75	$12.63	$14.74	$12.81
Investment in portfolio shares, at cost	$6,097,750	$40,137,194	$54,610,754	$21,058,755	$69,380

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Bond Portfolio 2025	AST Bond Portfolio 2026	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$—	$378,181	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	382,674	1,176,997	864,755	304,544	27,527

NET INVESTMENT INCOME (LOSS)	(382,674)	(1,176,997)	(864,755)	73,637	(27,527)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	4,497,261	13,286,109	12,994,500	1,098,576	1,822,716
Net change in unrealized appreciation (depreciation) on investments	(2,023,162)	(5,854,134)	(6,878,482)	1,047,611	(1,103,615)
NET GAIN (LOSS) ON INVESTMENTS	2,474,099	7,431,975	6,116,018	2,146,187	719,101

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$2,091,425	$6,254,978	$5,251,263	$2,219,824	$691,574

The accompanying notes are an integral part of these financial statements.
A25

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST Bond Portfolio 2029	AST Bond Portfolio 2030	AST Bond Portfolio 2031	MFS® International Growth Portfolio (Service Shares)	MFS® Total Return Bond Series (Service Shares)
ASSETS
Investment in the portfolios, at fair value	$—	$87,755,272	$71,411,186	$539,451	$1,911,758
Net Assets	$—	$87,755,272	$71,411,186	$539,451	$1,911,758

NET ASSETS, representing:
Accumulation units	$—	$87,755,272	$71,411,186	$539,451	$1,911,758
Contracts in payout (annuitization) period	—	—	—	—	—
	$—	$87,755,272	$71,411,186	$539,451	$1,911,758

Units outstanding	—	6,897,467	6,403,243	40,249	178,997

Portfolio shares held	—	6,698,876	6,308,409	33,928	137,933
Portfolio net asset value per share	$12.85	$13.10	$11.32	$15.90	$13.86
Investment in portfolio shares, at cost	$—	$84,045,039	$72,565,954	$507,931	$1,896,290

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Bond Portfolio 2029	AST Bond Portfolio 2030	AST Bond Portfolio 2031	MFS® International Growth Portfolio (Service Shares)	MFS® Total Return Bond Series (Service Shares)
	1/1/2020	1/1/2020	1/2/2020*	5/18/2020*	5/18/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$—	$1,029	$13,067

EXPENSES
Charges for mortality and expense risk,
and for administration	60,197	1,767,542	502,748	1,203	5,276

NET INVESTMENT INCOME (LOSS)	(60,197)	(1,767,542)	(502,748)	(174)	7,791

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	1,085	—
Net realized gain (loss) on shares redeemed	1,934,674	9,359,085	782,345	1,745	3,276
Net change in unrealized appreciation (depreciation) on investments	(231,868)	3,952,599	(1,154,768)	31,520	15,468
NET GAIN (LOSS) ON INVESTMENTS	1,702,806	13,311,684	(372,423)	34,350	18,744

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,642,609	$11,544,142	$(875,171)	$34,176	$26,535

* Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A26

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	MFS® Total Return Series (Service Shares)	MFS® Value Series (Service Shares)	Prudential Government Money Market Portfolio (Class III)	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (Series I)	AST Global Bond Portfolio
ASSETS
Investment in the portfolios, at fair value	$1,184,735	$726,543	$65,602,165	$15,832,235	$108,802,638
Net Assets	$1,184,735	$726,543	$65,602,165	$15,832,235	$108,802,638

NET ASSETS, representing:
Accumulation units	$1,184,735	$726,543	$65,602,165	$15,789,286	$108,224,370
Contracts in payout (annuitization) period	—	—	—	42,949	578,268
	$1,184,735	$726,543	$65,602,165	$15,832,235	$108,802,638

Units outstanding	98,757	57,341	6,560,203	1,095,079	10,802,764

Portfolio shares held	46,460	36,400	6,560,217	148,062	8,831,383
Portfolio net asset value per share	$25.50	$19.96	$10.00	$106.93	$12.32
Investment in portfolio shares, at cost	$1,129,776	$681,944	$65,602,165	$10,689,302	$107,879,017

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	MFS® Total Return Series (Service Shares)	MFS® Value Series (Service Shares)	Prudential Government Money Market Portfolio (Class III)	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (Series I)	AST Global Bond Portfolio
	5/18/2020*	5/18/2020*	5/18/2020*	4/30/2020*	11/13/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$8,328	$1,958	$87	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	3,774	2,028	—	125,242	183,016

NET INVESTMENT INCOME (LOSS)	4,554	(70)	87	(125,242)	(183,016)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	10,845	6,581	—	—	—
Net realized gain (loss) on shares redeemed	1,823	2,594	—	389,663	3,390
Net change in unrealized appreciation (depreciation) on investments	54,959	44,599	—	5,142,933	923,621
NET GAIN (LOSS) ON INVESTMENTS	67,627	53,774	—	5,532,596	927,011

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$72,181	$53,704	$87	$5,407,354	$743,995

* Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A27

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio	AST T. Rowe Price Large-Cap Value Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(7,550,791)	$(5,039,093)	$(1,284,787)	$(7,887,858)	$(8,202,636)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	129,026,165	—	10,199,676	92,271,716	(27,281,251)
Net change in unrealized appreciation (depreciation) on investments	50,232,888	—	(17,176,261)	(28,869,632)	37,291,689
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	171,708,262	(5,039,093)	(8,261,372)	55,514,226	1,807,802

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	654,001	6,508,779	203,853	379,559	1,328,156
Annuity payments	(743,322)	(4,411,591)	(249,912)	(383,832)	(1,219,932)
Surrenders, withdrawals and death benefits	(50,986,668)	(567,608,068)	(9,485,631)	(44,526,068)	(51,375,118)
Net transfers between other subaccounts
or fixed rate option	(61,463,523)	607,293,618	(1,144,939)	(12,092,483)	27,936,861
Miscellaneous transactions	(5,656)	14,862	(1,468)	(12,339)	(5,494)
Other charges	(3,643,880)	(1,208,832)	(627,613)	(4,666,015)	(2,065,065)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(116,189,048)	40,588,768	(11,305,710)	(61,301,178)	(25,400,592)

TOTAL INCREASE (DECREASE) IN NET ASSETS	55,519,214	35,549,675	(19,567,082)	(5,786,952)	(23,592,790)

NET ASSETS
Beginning of period	606,032,365	454,829,687	129,946,119	686,630,997	683,295,113
End of period	$661,551,579	$490,379,362	$110,379,037	$680,844,045	$659,702,323

Beginning units	13,440,860	39,170,263	2,450,197	29,386,228	31,214,229
Units issued	3,783,554	48,827,435	1,205,409	11,742,648	9,588,052
Units redeemed	(6,944,482)	(45,307,161)	(1,516,541)	(14,936,908)	(10,878,753)
Ending units	10,279,932	42,690,537	2,139,065	26,191,968	29,923,528

The accompanying notes are an integral part of these financial statements.
A28

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio	AST Mid-Cap Growth Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(1,662,645)	$(2,800,335)	$(682,112)	$(2,359,143)	$(5,345,962)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	6,967,363	45,848,854	(3,042,235)	22,373,091	52,985,292
Net change in unrealized appreciation (depreciation) on investments	(2,806,640)	17,648,297	(139,563)	(18,168,541)	67,803,587
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,498,078	60,696,816	(3,863,910)	1,845,407	115,442,917

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	436,651	663,707	63,437	271,057	1,093,003
Annuity payments	(418,715)	(441,979)	(197,688)	(567,344)	(993,468)
Surrenders, withdrawals and death benefits	(14,299,165)	(18,731,425)	(4,623,935)	(15,229,526)	(39,592,505)
Net transfers between other subaccounts
or fixed rate option	(9,509,799)	(25,192,821)	3,150,625	2,857,916	(25,247,938)
Miscellaneous transactions	3,140	(5,932)	(9,344)	(3,916)	3,584
Other charges	(601,395)	(903,201)	(364,154)	(511,213)	(2,220,125)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(24,389,283)	(44,611,651)	(1,981,059)	(13,183,026)	(66,957,449)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(21,891,205)	16,085,165	(5,844,969)	(11,337,619)	48,485,468

NET ASSETS
Beginning of period	166,925,267	229,609,536	69,244,287	209,773,154	455,111,815
End of period	$145,034,062	$245,694,701	$63,399,318	$198,435,535	$503,597,283

Beginning units	5,969,338	6,718,152	2,380,802	5,272,961	25,435,004
Units issued	3,406,691	1,628,868	1,657,853	2,068,571	6,587,364
Units redeemed	(4,303,189)	(2,900,950)	(1,714,855)	(2,322,497)	(10,313,742)
Ending units	5,072,840	5,446,070	2,323,800	5,019,035	21,708,626
The accompanying notes are an integral part of these financial statements.
A29

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Goldman Sachs Small-Cap Value Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(1,609,882)	$(2,929,140)	$(11,582,604)	$(3,244,430)	$(3,067,324)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	4,547,574	21,683,464	131,600,449	48,550,701	33,959,738
Net change in unrealized appreciation (depreciation) on investments	(4,039,394)	(23,193,922)	84,081,301	12,925,881	(42,989,167)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,101,702)	(4,439,598)	204,099,146	58,232,152	(12,096,753)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	189,740	281,287	2,419,390	1,300,572	454,921
Annuity payments	(364,113)	(429,979)	(2,563,776)	(472,566)	(868,786)
Surrenders, withdrawals and death benefits	(12,039,319)	(16,931,871)	(71,087,608)	(19,703,822)	(20,742,310)
Net transfers between other subaccounts
or fixed rate option	4,555,103	5,760,323	(88,240,515)	(13,216,241)	3,389,907
Miscellaneous transactions	(38,871)	(22,507)	17,231	39,862	(16,058)
Other charges	(961,853)	(874,513)	(1,922,574)	(1,005,628)	(1,041,064)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(8,659,313)	(12,217,260)	(161,377,852)	(33,057,823)	(18,823,390)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(9,761,015)	(16,656,858)	42,721,294	25,174,329	(30,920,143)

NET ASSETS
Beginning of period	170,091,440	257,162,355	863,935,538	240,347,031	302,161,947
End of period	$160,330,425	$240,505,497	$906,656,832	$265,521,360	$271,241,804

Beginning units	3,303,427	8,593,431	19,750,867	8,372,935	5,809,717
Units issued	2,209,704	3,767,764	2,063,646	1,655,677	2,777,324
Units redeemed	(2,533,576)	(4,271,534)	(6,138,593)	(2,831,837)	(3,294,401)
Ending units	2,979,555	8,089,661	15,675,920	7,196,775	5,292,640

The accompanying notes are an integral part of these financial statements.
A30

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Small-Cap Growth Portfolio	AST BlackRock Low Duration Bond Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(1,955,376)	$(3,661,796)	$(12,724,763)	$(1,644,834)	$(1,061,833)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	23,739,012	5,130,079	81,027,651	14,760,117	(14,212,342)
Net change in unrealized appreciation (depreciation) on investments	36,205,572	1,126,815	(8,213,979)	(29,758,722)	7,450,840
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	57,989,208	2,595,098	60,088,909	(16,643,439)	(7,823,335)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	143,173	1,496,112	788,229	395,988	142,339
Annuity payments	(144,745)	(1,102,567)	(1,694,346)	(360,613)	(65,713)
Surrenders, withdrawals and death benefits	(11,916,152)	(30,161,591)	(82,430,991)	(11,094,672)	(7,286,367)
Net transfers between other subaccounts
or fixed rate option	(9,318,340)	24,855,614	57,457,727	(914,947)	15,381,708
Miscellaneous transactions	949	(40)	(7,469)	(19,701)	17,348
Other charges	(939,317)	(635,535)	(6,870,838)	(774,488)	(787,674)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(22,174,432)	(5,548,007)	(32,757,688)	(12,768,433)	7,401,641

TOTAL INCREASE (DECREASE) IN NET ASSETS	35,814,776	(2,952,909)	27,331,221	(29,411,872)	(421,694)

NET ASSETS
Beginning of period	159,836,869	281,419,047	1,052,390,049	168,503,133	115,904,514
End of period	$195,651,645	$278,466,138	$1,079,721,270	$139,091,261	$115,482,820

Beginning units	3,946,411	19,028,490	50,846,911	5,103,827	3,450,983
Units issued	1,713,869	6,701,216	21,916,471	2,383,590	3,148,300
Units redeemed	(2,472,525)	(7,136,481)	(24,765,906)	(3,070,930)	(3,168,822)
Ending units	3,187,755	18,593,225	47,997,476	4,416,487	3,430,461
The accompanying notes are an integral part of these financial statements.
A31

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST T. Rowe Price Asset Allocation Portfolio	AST International Value Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	11/13/2020**

OPERATIONS
Net investment income (loss)	$(27,139,692)	$(1,285,355)	$(2,134,473)	$(1,712,719)	$(1,194,155)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	292,448,282	1,210,765	20,346,658	3,641,837	551,948
Net change in unrealized appreciation (depreciation) on investments	(80,129,826)	(2,902,856)	(3,609,897)	9,311,435	(6,166,470)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	185,178,764	(2,977,446)	14,602,288	11,240,553	(6,808,677)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,729,484	129,543	340,119	416,954	241,710
Annuity payments	(1,612,059)	(193,665)	(105,125)	(275,499)	(156,669)
Surrenders, withdrawals and death benefits	(151,657,014)	(8,172,186)	(16,372,175)	(11,214,522)	(8,919,721)
Net transfers between other subaccounts
or fixed rate option	(4,495,721)	6,926,412	(3,443,378)	2,566,473	(103,688,063)
Miscellaneous transactions	(4,747)	3,490	(12,378)	13,806	(40,984)
Other charges	(15,888,855)	(468,723)	(1,263,052)	(885,526)	(351,925)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(169,928,912)	(1,775,129)	(20,855,989)	(9,378,314)	(112,915,652)

TOTAL INCREASE (DECREASE) IN NET ASSETS	15,249,852	(4,752,575)	(6,253,701)	1,862,239	(119,724,329)

NET ASSETS
Beginning of period	2,326,846,744	109,332,291	207,482,678	160,499,441	119,724,329
End of period	$2,342,096,596	$104,579,716	$201,228,977	$162,361,680	$—

Beginning units	74,975,141	5,672,063	5,957,692	5,791,300	7,501,472
Units issued	25,387,278	2,465,662	2,816,290	2,888,216	2,463,565
Units redeemed	(34,507,383)	(2,531,086)	(3,681,325)	(3,556,829)	(9,965,037)
Ending units	65,855,036	5,606,639	5,092,657	5,122,687	—

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A32

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST International Growth Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(4,210,544)	$(3,428,770)	$(52,267,103)	$(18,876,858)	$(28,843,899)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	38,398,751	27,220,077	544,598,598	154,662,382	257,092,799
Net change in unrealized appreciation (depreciation) on investments	39,206,523	(17,552,167)	(134,023,560)	(124,668,023)	(44,550,900)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	73,394,730	6,239,140	358,307,935	11,117,501	183,698,000

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	335,646	514,129	3,244,494	1,208,041	4,014,985
Annuity payments	(795,924)	(338,004)	(1,043,311)	(815,471)	(2,315,726)
Surrenders, withdrawals and death benefits	(25,706,046)	(19,060,653)	(297,485,440)	(105,386,977)	(167,100,486)
Net transfers between other subaccounts
or fixed rate option	(22,701,555)	(9,609,899)	(16,733,442)	2,193,659	(32,428,339)
Miscellaneous transactions	13,176	(11,330)	12,002	13,599	(3,662)
Other charges	(936,130)	(1,908,204)	(22,988,181)	(8,487,530)	(15,673,251)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(49,790,833)	(30,413,961)	(334,993,878)	(111,274,679)	(213,506,479)

TOTAL INCREASE (DECREASE) IN NET ASSETS	23,603,897	(24,174,821)	23,314,057	(100,157,178)	(29,808,479)

NET ASSETS
Beginning of period	317,474,855	312,255,996	4,167,400,669	1,589,554,810	2,377,594,638
End of period	$341,078,752	$288,081,175	$4,190,714,726	$1,489,397,632	$2,347,786,159

Beginning units	10,912,920	18,448,099	207,219,958	107,878,088	123,490,792
Units issued	1,864,259	8,051,113	55,574,029	49,502,843	28,763,836
Units redeemed	(3,778,242)	(10,462,334)	(77,566,704)	(59,695,196)	(42,408,323)
Ending units	8,998,937	16,036,878	185,227,283	97,685,735	109,846,305
The accompanying notes are an integral part of these financial statements.
A33

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Preservation Asset Allocation Portfolio	AST AllianzGI World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio	AST Western Asset Core Plus Bond Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(20,244,030)	$(7,262,705)	$(5,829,637)	$(5,477,156)	$(7,863,323)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	133,843,003	72,005,663	75,158,240	56,203,563	40,914,669
Net change in unrealized appreciation (depreciation) on investments	(15,724,839)	(8,635,703)	(25,947,094)	(27,900,227)	2,255,387
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	97,874,134	56,107,255	43,381,509	22,826,180	35,306,733

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,804,296	154,768	220,259	209,926	1,578,840
Annuity payments	(1,703,975)	(299,963)	(291,126)	(295,138)	(1,155,810)
Surrenders, withdrawals and death benefits	(147,788,646)	(42,642,727)	(28,037,404)	(30,915,030)	(56,518,394)
Net transfers between other subaccounts
or fixed rate option	46,887,040	6,436,728	(8,689,608)	(3,659,968)	31,192,830
Miscellaneous transactions	(21,155)	20,463	(21,876)	11,179	4,716
Other charges	(9,239,813)	(5,470,489)	(4,620,334)	(4,322,074)	(4,408,075)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(109,062,253)	(41,801,220)	(41,440,089)	(38,971,105)	(29,305,893)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(11,188,119)	14,306,035	1,941,420	(16,144,925)	6,000,840

NET ASSETS
Beginning of period	1,549,413,816	663,762,118	554,197,094	527,524,947	662,452,148
End of period	$1,538,225,697	$678,068,153	$556,138,514	$511,380,022	$668,452,988

Beginning units	89,864,156	44,735,421	33,093,247	36,038,242	45,586,442
Units issued	26,004,307	24,368,015	18,532,502	22,818,369	22,104,810
Units redeemed	(33,473,299)	(28,930,725)	(22,213,350)	(26,721,486)	(24,901,153)
Ending units	82,395,164	40,172,711	29,412,399	32,135,125	42,790,099
The accompanying notes are an integral part of these financial statements.
A34

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Davis Value Portfolio	Columbia Variable Portfolio - Asset Allocation Fund (Class 1)	Columbia Variable Portfolio - Small Company Growth Fund (Class 1)	Prudential SP International Growth Portfolio (Class I)	ProFund VP Asia 30
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	4/24/2020**	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(5,791)	$65,378	$(4,942)	$(53,404)	$(13,178)
Capital gains distributions received	23,885	761,108	8,787	—	666,130
Net realized gain (loss) on shares redeemed	(87,247)	(601,996)	29,707	467,506	60,063
Net change in unrealized appreciation (depreciation) on investments	142,957	(436,170)	236,670	613,192	1,311,949
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	73,804	(211,680)	270,222	1,027,294	2,024,964

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,718	4,100	207	16,375	26,739
Annuity payments	—	(18,689)	—	—	(29,161)
Surrenders, withdrawals and death benefits	(35,921)	(30,674)	(82,041)	(594,346)	(659,229)
Net transfers between other subaccounts
or fixed rate option	(43,507)	(2,776,479)	(30,626)	(440,683)	(546,042)
Miscellaneous transactions	—	—	—	(2,058)	1,130
Other charges	(2,388)	(579)	(364)	(5,070)	(22,037)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(78,098)	(2,822,321)	(112,824)	(1,025,782)	(1,228,600)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,294)	(3,034,001)	157,398	1,512	796,364

NET ASSETS
Beginning of period	947,055	3,034,001	487,983	4,634,983	7,612,501
End of period	$942,761	$—	$645,381	$4,636,495	$8,408,865

Beginning units	40,295	101,369	9,231	224,275	284,822
Units issued	1,450	—	3	35,339	97,411
Units redeemed	(5,307)	(101,369)	(2,027)	(87,768)	(146,025)
Ending units	36,438	—	7,207	171,846	236,208

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A35

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	ProFund VP Banks	ProFund VP Bear	ProFund VP Biotechnology	ProFund VP Basic Materials	ProFund VP UltraBull
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$26,607	$(21,127)	$(88,453)	$(25,006)	$(29,692)
Capital gains distributions received	—	—	549,673	325,184	5,356,133
Net realized gain (loss) on shares redeemed	(923,799)	(1,336,940)	1,313,869	(328,081)	(3,446,573)
Net change in unrealized appreciation (depreciation) on investments	(53,653)	124,824	(734,785)	481,847	(535,803)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(950,845)	(1,233,243)	1,040,304	453,944	1,344,065

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	4,088	9,932	7,788	10,744	12,628
Annuity payments	—	(324)	(1,069)	(6,422)	(56,126)
Surrenders, withdrawals and death benefits	(190,280)	(736,221)	(786,652)	(325,560)	(1,073,139)
Net transfers between other subaccounts
or fixed rate option	(868,121)	859,476	(241,019)	(176,116)	(554,000)
Miscellaneous transactions	—	(815)	(5)	(823)	(804)
Other charges	(1,505)	(2,194)	(4,211)	(4,437)	(3,421)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,055,818)	129,854	(1,025,168)	(502,614)	(1,674,862)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,006,663)	(1,103,389)	15,136	(48,670)	(330,797)

NET ASSETS
Beginning of period	4,787,470	2,482,731	7,707,821	4,824,129	9,038,611
End of period	$2,780,807	$1,379,342	$7,722,957	$4,775,459	$8,707,814

Beginning units	435,256	1,794,220	234,769	219,986	298,525
Units issued	509,347	9,481,815	329,184	95,826	467,057
Units redeemed	(643,227)	(9,932,949)	(356,753)	(125,297)	(524,653)
Ending units	301,376	1,343,086	207,200	190,515	240,929

The accompanying notes are an integral part of these financial statements.
A36

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	ProFund VP Bull	ProFund VP Consumer Services	ProFund VP Consumer Goods	ProFund VP Oil & Gas	ProFund VP Europe 30
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(192,281)	$(132,041)	$(51,600)	$66,106	$95,205
Capital gains distributions received	734,141	3,008,528	94,207	58,640	—
Net realized gain (loss) on shares redeemed	(894,052)	(682,836)	(1,173,231)	(3,456,393)	(695,894)
Net change in unrealized appreciation (depreciation) on investments	1,872,880	(506,940)	3,695,311	530,698	(420,035)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,520,688	1,686,711	2,564,687	(2,800,949)	(1,020,724)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	18,312	9,020	4,619	17,262	45,120
Annuity payments	(22,151)	—	(7,527)	(6,452)	(45,338)
Surrenders, withdrawals and death benefits	(1,559,669)	(697,936)	(670,732)	(351,306)	(644,349)
Net transfers between other subaccounts
or fixed rate option	(2,178,028)	(130,591)	1,735,915	564,632	(448,154)
Miscellaneous transactions	2,518	(455)	(51)	1,486	(190)
Other charges	(20,046)	(65,659)	(53,494)	(7,045)	(15,132)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(3,759,064)	(885,621)	1,008,730	218,577	(1,108,043)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,238,376)	801,090	3,573,417	(2,582,372)	(2,128,767)

NET ASSETS
Beginning of period	18,446,993	9,798,494	7,738,620	7,962,266	8,785,773
End of period	$16,208,617	$10,599,584	$11,312,037	$5,379,894	$6,657,006

Beginning units	733,857	350,283	314,978	455,184	660,060
Units issued	1,821,974	271,316	332,122	836,105	352,158
Units redeemed	(1,993,034)	(320,841)	(288,366)	(816,911)	(450,662)
Ending units	562,797	300,758	358,734	474,378	561,556

The accompanying notes are an integral part of these financial statements.
A37

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	ProFund VP Financials	ProFund VP U.S. Government Plus	ProFund VP Health Care	Access VP High Yield Fund	ProFund VP Industrials
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(83,935)	$(158,677)	$(376,091)	$203,581	$(88,012)
Capital gains distributions received	785,428	682,269	3,447,545	—	136,744
Net realized gain (loss) on shares redeemed	(784,721)	1,464,720	(1,514,568)	(544,580)	(1,157,806)
Net change in unrealized appreciation (depreciation) on investments	(970,916)	(451,492)	865,185	142,627	1,833,568
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,054,144)	1,536,820	2,422,071	(198,372)	724,494

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	20,618	9,773	27,177	5,017	1,225
Annuity payments	(39,122)	(13,351)	(86,095)	(12,395)	—
Surrenders, withdrawals and death benefits	(763,959)	(1,359,130)	(2,085,803)	(397,607)	(483,369)
Net transfers between other subaccounts
or fixed rate option	(1,354,717)	182,696	1,247,947	(3,167,709)	(355,424)
Miscellaneous transactions	(573)	(515)	1,535	727	314
Other charges	(65,534)	(17,122)	(158,284)	(2,586)	(38,343)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,203,287)	(1,197,649)	(1,053,523)	(3,574,553)	(875,597)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,257,431)	339,171	1,368,548	(3,772,925)	(151,103)

NET ASSETS
Beginning of period	14,658,860	7,072,074	27,837,629	8,454,577	8,637,965
End of period	$11,401,429	$7,411,245	$29,206,177	$4,681,652	$8,486,862

Beginning units	966,910	319,913	984,576	378,182	302,763
Units issued	540,899	2,717,532	526,646	401,893	217,958
Units redeemed	(733,700)	(2,754,274)	(596,266)	(567,746)	(262,156)
Ending units	774,109	283,171	914,956	212,329	258,565
The accompanying notes are an integral part of these financial statements.
A38

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	ProFund VP Internet	ProFund VP Japan	ProFund VP Precious Metals	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(89,030)	$(42,073)	$(151,881)	$(175,119)	$(79,983)
Capital gains distributions received	910,134	—	—	1,253,271	716,315
Net realized gain (loss) on shares redeemed	344,065	(34,378)	3,894,527	(1,416,286)	(1,258,167)
Net change in unrealized appreciation (depreciation) on investments	1,789,656	544,177	(1,314,425)	2,331,220	206,089
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,954,825	467,726	2,428,221	1,993,086	(415,746)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,965	10,304	25,005	52,813	24,537
Annuity payments	—	(18,289)	(21,317)	(26,346)	(19,263)
Surrenders, withdrawals and death benefits	(515,468)	(312,995)	(1,052,182)	(1,284,210)	(688,937)
Net transfers between other subaccounts
or fixed rate option	185,058	(162,667)	402,455	(3,706,315)	(3,344,946)
Miscellaneous transactions	(72)	(424)	1,000	(2,093)	(2,567)
Other charges	(2,554)	(7,910)	(15,871)	(56,099)	(33,901)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(329,071)	(491,981)	(660,910)	(5,022,250)	(4,065,077)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,625,754	(24,255)	1,767,311	(3,029,164)	(4,480,823)

NET ASSETS
Beginning of period	6,305,094	4,864,129	14,857,676	19,403,993	15,177,119
End of period	$8,930,848	$4,839,874	$16,624,987	$16,374,829	$10,696,296

Beginning units	71,855	337,406	1,565,273	685,992	562,546
Units issued	37,132	159,708	4,355,886	403,745	314,244
Units redeemed	(40,496)	(203,036)	(4,484,905)	(607,398)	(488,285)
Ending units	68,491	294,078	1,436,254	482,339	388,505
The accompanying notes are an integral part of these financial statements.
A39

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	ProFund VP Pharmaceuticals	ProFund VP Real Estate	ProFund VP Rising Rates Opportunity	ProFund VP NASDAQ-100	ProFund VP Semiconductor
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(26,073)	$15,716	$(6,681)	$(352,822)	$(28,437)
Capital gains distributions received	—	180,215	—	1,885,786	229,611
Net realized gain (loss) on shares redeemed	146,343	(890,890)	(469,887)	5,812,486	384,171
Net change in unrealized appreciation (depreciation) on investments	52,958	(214,244)	25,702	1,387,561	664,789
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	173,228	(909,203)	(450,866)	8,733,011	1,250,134

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	17,882	7,668	13,490	21,767	14,244
Annuity payments	—	(15,705)	(7,631)	(46,771)	—
Surrenders, withdrawals and death benefits	(311,527)	(477,969)	(81,973)	(2,805,833)	(218,355)
Net transfers between other subaccounts
or fixed rate option	(17,450)	(948,440)	(149,865)	7,486,330	(249,965)
Miscellaneous transactions	1,229	(323)	19	(2,741)	2
Other charges	(2,936)	(24,375)	(2,357)	(23,885)	(1,555)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(312,802)	(1,459,144)	(228,317)	4,628,867	(455,629)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(139,574)	(2,368,347)	(679,183)	13,361,878	794,505

NET ASSETS
Beginning of period	2,723,413	8,491,933	1,757,774	21,893,812	3,314,607
End of period	$2,583,839	$6,123,586	$1,078,591	$35,255,690	$4,109,112

Beginning units	155,500	273,202	1,390,675	819,099	144,607
Units issued	122,664	207,349	2,902,465	4,808,770	238,977
Units redeemed	(144,576)	(266,939)	(3,102,419)	(4,718,080)	(257,999)
Ending units	133,588	213,612	1,190,721	909,789	125,585
The accompanying notes are an integral part of these financial statements.
A40

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	ProFund VP Small-Cap Growth	ProFund VP Short Mid-Cap	ProFund VP Short NASDAQ-100	ProFund VP Short Small-Cap	ProFund VP Small-Cap Value
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(157,955)	$(1,412)	$(5,156)	$(2,980)	$(88,842)
Capital gains distributions received	1,641,375	—	—	—	899,092
Net realized gain (loss) on shares redeemed	(2,909,917)	(199,318)	(245,999)	(101,297)	(1,686,712)
Net change in unrealized appreciation (depreciation) on investments	3,127,745	(279)	22,361	(2,667)	773,357
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,701,248	(201,009)	(228,794)	(106,944)	(103,105)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	25,516	—	911	36	30,738
Annuity payments	(22,571)	—	—	—	(24,951)
Surrenders, withdrawals and death benefits	(1,004,453)	(6,284)	(23,518)	(8,452)	(472,732)
Net transfers between other subaccounts
or fixed rate option	811,562	223,558	84,128	93,213	1,622,377
Miscellaneous transactions	746	8	76	(2)	3,951
Other charges	(46,529)	(149)	(2,121)	(199)	(27,108)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(235,729)	217,133	59,476	84,596	1,132,275

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,465,519	16,124	(169,318)	(22,348)	1,029,170

NET ASSETS
Beginning of period	13,550,177	35,163	433,165	103,188	8,898,669
End of period	$15,015,696	$51,287	$263,847	$80,840	$9,927,839

Beginning units	413,871	28,418	880,730	88,244	360,010
Units issued	371,273	2,203,690	10,200,008	13,477,832	634,011
Units redeemed	(386,072)	(2,176,254)	(10,161,117)	(13,462,523)	(582,280)
Ending units	399,072	55,854	919,621	103,553	411,741
The accompanying notes are an integral part of these financial statements.
A41

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	ProFund VP Technology	ProFund VP Telecommu-nications	ProFund VP UltraMid-Cap	ProFund VP UltraNASDAQ-100	ProFund VP UltraSmall-Cap
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(118,661)	$(16,048)	$(63,465)	$(591,414)	$(48,334)
Capital gains distributions received	1,065,213	—	1,415,358	10,681,096	660,160
Net realized gain (loss) on shares redeemed	1,322,687	(258,542)	(1,239,095)	6,216,300	(521,041)
Net change in unrealized appreciation (depreciation) on investments	1,407,167	213,877	(352,181)	3,817,939	711,989
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	3,676,406	(60,713)	(239,383)	20,123,921	802,774

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	16,812	1,211	10,624	60,663	103,685
Annuity payments	(10,642)	—	(50,076)	(24,126)	(12,080)
Surrenders, withdrawals and death benefits	(1,031,093)	(330,514)	(554,836)	(3,533,405)	(397,080)
Net transfers between other subaccounts
or fixed rate option	(70,885)	434,015	(1,101,290)	19,294,013	(523,420)
Miscellaneous transactions	(2)	(125)	26,222	(1,708)	79
Other charges	(3,967)	(22,030)	(6,503)	(16,883)	(1,951)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,099,777)	82,557	(1,675,859)	15,778,554	(830,767)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,576,629	21,844	(1,915,242)	35,902,475	(27,993)

NET ASSETS
Beginning of period	9,171,741	3,497,419	10,300,754	37,196,587	6,302,326
End of period	$11,748,370	$3,519,263	$8,385,512	$73,099,062	$6,274,333

Beginning units	458,306	337,444	209,065	2,456,232	224,669
Units issued	388,908	331,113	127,380	5,220,054	1,068,230
Units redeemed	(433,713)	(335,513)	(171,502)	(5,097,348)	(1,099,750)
Ending units	413,501	333,044	164,943	2,578,938	193,149
The accompanying notes are an integral part of these financial statements.
A42

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	Rydex VT Nova Fund	Rydex VT NASDAQ-100® Fund
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$27,466	$(218,884)	$(20,291)	$(6,020)	$(108,149)
Capital gains distributions received	3,770,907	1,643,297	1,295,134	128,732	1,145,737
Net realized gain (loss) on shares redeemed	(902,909)	4,714	(1,098,619)	184,551	1,023,211
Net change in unrealized appreciation (depreciation) on investments	(4,102,613)	2,827,912	(665,334)	(85,520)	1,548,023
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,207,149)	4,257,039	(489,110)	221,743	3,608,822

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	14,190	22,100	8,527	2,195	21,156
Annuity payments	(39,645)	(119,318)	(30,040)	—	(23,964)
Surrenders, withdrawals and death benefits	(1,506,018)	(1,362,759)	(835,457)	(113,240)	(826,512)
Net transfers between other subaccounts
or fixed rate option	(820,205)	(2,525,846)	(1,099,571)	(84,328)	(467,533)
Miscellaneous transactions	(316)	7,851	(755)	—	28
Other charges	(77,906)	(49,288)	(36,855)	(736)	(10,730)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,429,900)	(4,027,260)	(1,994,151)	(196,109)	(1,307,555)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,637,049)	229,779	(2,483,261)	25,634	2,301,267

NET ASSETS
Beginning of period	20,591,375	18,094,855	13,042,039	1,343,277	9,142,628
End of period	$16,954,326	$18,324,634	$10,558,778	$1,368,911	$11,443,895

Beginning units	767,654	640,199	658,336	67,536	362,121
Units issued	414,973	631,324	482,420	671	1,246
Units redeemed	(524,392)	(768,204)	(603,469)	(10,054)	(46,354)
Ending units	658,235	503,319	537,287	58,153	317,013
The accompanying notes are an integral part of these financial statements.
A43

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Rydex VT Inverse S&P 500® Strategy Fund	Invesco V.I. Health Care Fund (Series I)	Invesco V.I. Technology Fund (Series I)	Wells Fargo VT Index Asset Allocation Fund (Class 2)	Wells Fargo VT International Equity Fund (Class 2)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(107)	$(239,786)	$(294,509)	$(98,635)	$2,063
Capital gains distributions received	—	568,993	2,036,538	1,329,378	—
Net realized gain (loss) on shares redeemed	(2,922)	(1,453,307)	2,062,989	804,508	(49,385)
Net change in unrealized appreciation (depreciation) on investments	(1,210)	4,026,014	4,678,329	344,762	52,981
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(4,239)	2,901,914	8,483,347	2,380,013	5,659

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	14	70,977	57,727	14,956	6,134
Annuity payments	(293)	(46,878)	(13,479)	(49,319)	—
Surrenders, withdrawals and death benefits	(76)	(2,761,419)	(2,294,443)	(917,912)	(16,547)
Net transfers between other subaccounts
or fixed rate option	3,190	(1,637,903)	(108,061)	(585,163)	(4,313)
Miscellaneous transactions	—	164	813	(4,254)	—
Other charges	(17)	(23,854)	(20,191)	(4,755)	(45)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	2,818	(4,398,913)	(2,377,634)	(1,546,447)	(14,771)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,421)	(1,496,999)	6,105,713	833,566	(9,112)

NET ASSETS
Beginning of period	14,754	27,310,385	20,903,193	16,818,460	222,506
End of period	$13,333	$25,813,386	$27,008,906	$17,652,026	$213,394

Beginning units	9,226	734,069	1,292,119	322,796	21,853
Units issued	2,519	73,604	164,810	1,510	702
Units redeemed	(465)	(197,200)	(297,826)	(29,544)	(2,483)
Ending units	11,280	610,473	1,159,103	294,762	20,072
The accompanying notes are an integral part of these financial statements.
A44

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Wells Fargo VT Small Cap Growth Fund (Class 2)	AST Fidelity Institutional AM℠ Quantitative Portfolio	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST Investment Grade Bond Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(19,825)	$(10,999,675)	$(42,918,660)	$(18,736,723)	$(26,163,443)
Capital gains distributions received	82,971	—	—	—	—
Net realized gain (loss) on shares redeemed	20,970	130,441,409	207,971,982	213,826,965	564,740,625
Net change in unrealized appreciation (depreciation) on investments	599,309	(82,696,543)	(138,420,653)	(99,814,230)	(63,432,465)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	683,425	36,745,191	26,632,669	95,276,012	475,144,717

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,240	417,423	2,173,424	1,464,375	—
Annuity payments	—	(309,346)	(1,360,106)	(388,064)	(1,670,850)
Surrenders, withdrawals and death benefits	(109,160)	(63,186,992)	(241,283,872)	(103,624,074)	(140,452,605)
Net transfers between other subaccounts
or fixed rate option	68,218	(7,160,087)	(29,826,300)	(28,544,945)	(617,999,205)
Miscellaneous transactions	(2,787)	91,172	(47,126)	69,131	68,945
Other charges	(593)	(6,003,971)	(30,434,756)	(9,296,459)	(25,457,188)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(42,082)	(76,151,801)	(300,778,736)	(140,320,036)	(785,510,903)

TOTAL INCREASE (DECREASE) IN NET ASSETS	641,343	(39,406,610)	(274,146,067)	(45,044,024)	(310,366,186)

NET ASSETS
Beginning of period	1,305,128	951,856,979	4,098,140,931	1,564,074,449	1,180,706,297
End of period	$1,946,471	$912,450,369	$3,823,994,864	$1,519,030,425	$870,340,111

Beginning units	42,102	60,265,076	242,580,072	77,641,709	67,175,981
Units issued	2,883	27,169,700	144,120,154	23,903,782	489,348,724
Units redeemed	(4,629)	(33,983,766)	(172,466,907)	(32,876,072)	(513,577,062)
Ending units	40,356	53,451,010	214,233,319	68,669,419	42,947,643
The accompanying notes are an integral part of these financial statements.
A45

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Cohen & Steers Global Realty Portfolio	AST Emerging Markets Equity Portfolio	AST Bond Portfolio 2020	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2021
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020**	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(283,404)	$(1,013,513)	$(667,950)	$(1,256,288)	$(1,012,285)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,005,567	(9,072,410)	2,659,393	16,029,211	1,682,016
Net change in unrealized appreciation (depreciation) on investments	(2,270,670)	15,324,699	(1,645,314)	26,391,531	(149,674)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,548,507)	5,238,776	346,129	41,164,454	520,057

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	44,264	39,969	—	57,824	—
Annuity payments	(16,499)	(39,273)	—	(40,637)	—
Surrenders, withdrawals and death benefits	(2,501,100)	(5,817,737)	(5,210,574)	(8,554,019)	(9,404,523)
Net transfers between other subaccounts
or fixed rate option	1,169,131	9,992,275	(64,467,158)	32,152,498	60,467,014
Miscellaneous transactions	9,057	27,043	(234)	(4,851)	709
Other charges	(238,074)	(883,393)	(37,272)	(860,605)	(14,952)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,533,221)	3,318,884	(69,715,238)	22,750,210	51,048,248

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,081,728)	8,557,660	(69,369,109)	63,914,664	51,568,305

NET ASSETS
Beginning of period	31,937,373	105,001,939	69,369,109	85,765,977	20,018,643
End of period	$28,855,645	$113,559,599	$—	$149,680,641	$71,586,948

Beginning units	1,862,221	9,956,241	6,274,614	2,546,461	1,544,623
Units issued	1,480,891	9,681,255	2,228,430	2,123,353	6,275,145
Units redeemed	(1,615,952)	(9,276,153)	(8,503,044)	(1,776,093)	(2,453,682)
Ending units	1,727,160	10,361,343	—	2,893,721	5,366,086

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A46

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Wells Fargo VT Omega Growth Fund (Class 2)	Wells Fargo VT Omega Growth Fund (Class 1)	Wells Fargo VT Small Cap Growth Fund (Class 1)	Wells Fargo VT International Equity Fund (Class 1)	AST Bond Portfolio 2022
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(32,785)	$(218,659)	$(176,437)	$121,521	$(379,009)
Capital gains distributions received	180,133	1,321,009	783,414	—	—
Net realized gain (loss) on shares redeemed	154,285	1,392,509	914,483	(3,665,461)	1,268,375
Net change in unrealized appreciation (depreciation) on investments	495,857	3,525,313	5,252,554	3,599,713	(208,051)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	797,490	6,020,172	6,774,014	55,773	681,315

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,981	40,188	19,147	48,506	—
Annuity payments	—	(26,048)	(55,488)	(82,536)	—
Surrenders, withdrawals and death benefits	(422,836)	(982,361)	(1,343,564)	(816,271)	(2,851,483)
Net transfers between other subaccounts
or fixed rate option	(376,000)	(1,685,027)	437,091	(580,928)	(2,477,369)
Miscellaneous transactions	(4,083)	(237)	(715)	1,150	(18)
Other charges	(987)	(19,443)	(16,911)	(9,080)	(10,304)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(799,925)	(2,672,928)	(960,440)	(1,439,159)	(5,339,174)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,435)	3,347,244	5,813,574	(1,383,386)	(4,657,859)

NET ASSETS
Beginning of period	2,489,431	17,420,596	12,734,420	9,518,144	22,267,074
End of period	$2,486,996	$20,767,840	$18,547,994	$8,134,758	$17,609,215

Beginning units	74,385	488,130	451,170	489,395	1,829,967
Units issued	1,777	54,685	106,325	43,586	753,626
Units redeemed	(23,510)	(129,063)	(137,295)	(128,735)	(1,186,919)
Ending units	52,652	413,752	420,200	404,246	1,396,674

The accompanying notes are an integral part of these financial statements.
A47

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Invesco V.I. Diversified Dividend Fund (Series I)	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(744,110)	$(1,211,726)	$272,514	$5,267	$(53,351)
Capital gains distributions received	—	—	389,460	1,176	—
Net realized gain (loss) on shares redeemed	9,401,715	6,335,951	(167,164)	1,647	470,991
Net change in unrealized appreciation (depreciation) on investments	(3,480,985)	(3,744,878)	(1,028,987)	5,358	1,143,437
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	5,176,620	1,379,347	(534,177)	13,448	1,561,077

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	236,182	42,249	49,668	435	1,974
Annuity payments	(5,540)	(33,732)	(94,315)	(20,969)	(137,860)
Surrenders, withdrawals and death benefits	(31,877,632)	(6,737,814)	(1,408,021)	(8,428)	(248,305)
Net transfers between other subaccounts
or fixed rate option	(1,245,816)	(914,360)	(1,382,390)	25,601	(257,699)
Miscellaneous transactions	(11,936)	(1,509)	(1,217)	—	92
Other charges	(29,418)	(654,020)	(15,892)	(328)	(3,327)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(32,934,160)	(8,299,186)	(2,852,167)	(3,689)	(645,125)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(27,757,540)	(6,919,839)	(3,386,344)	9,759	915,952

NET ASSETS
Beginning of period	91,509,647	105,245,827	19,684,213	318,080	5,211,409
End of period	$63,752,107	$98,325,988	$16,297,869	$327,839	$6,127,361

Beginning units	5,310,754	7,572,409	924,127	27,804	194,912
Units issued	377,446	4,081,344	113,082	2,960	150
Units redeemed	(2,334,852)	(4,831,420)	(263,482)	(3,220)	(23,257)
Ending units	3,353,348	6,822,333	773,727	27,544	171,805
The accompanying notes are an integral part of these financial statements.
A48

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Wells Fargo VT Opportunity Fund (Class 1)	Wells Fargo VT Opportunity Fund (Class 2)	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023	AST MFS Growth Allocation Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(16,134)	$(43,502)	$(1,753,210)	$(301,507)	$(2,109,199)
Capital gains distributions received	170,652	341,370	—	—	—
Net realized gain (loss) on shares redeemed	85,096	132,956	8,839,857	1,453,405	15,745,238
Net change in unrealized appreciation (depreciation) on investments	172,195	430,468	(231,870)	33,225	106,531
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	411,809	861,292	6,854,777	1,185,123	13,742,570

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	17,877	4,966	37,963	—	437,403
Annuity payments	—	—	(264,773)	—	(329,480)
Surrenders, withdrawals and death benefits	(119,042)	(245,866)	(14,555,861)	(3,988,083)	(12,175,363)
Net transfers between other subaccounts
or fixed rate option	(185,803)	(45,215)	49,169,190	(1,253,825)	17,734,054
Miscellaneous transactions	(110)	(1,035)	(7,409)	(670)	15,596
Other charges	(3,768)	(1,013)	(1,193,927)	(14,702)	(888,615)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(290,846)	(288,163)	33,185,183	(5,257,280)	4,793,595

TOTAL INCREASE (DECREASE) IN NET ASSETS	120,963	573,129	40,039,960	(4,072,157)	18,536,165

NET ASSETS
Beginning of period	2,467,249	4,682,067	113,555,429	22,613,599	159,067,472
End of period	$2,588,212	$5,255,196	$153,595,389	$18,541,442	$177,603,637

Beginning units	94,842	183,717	9,438,867	2,079,666	10,054,299
Units issued	1,838	482	10,494,428	724,472	5,149,098
Units redeemed	(13,538)	(11,369)	(7,751,534)	(1,182,201)	(4,853,386)
Ending units	83,142	172,830	12,181,761	1,621,937	10,350,011
The accompanying notes are an integral part of these financial statements.
A49

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	Invesco V.I. Mid Cap Growth Fund (Series I)	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	4/30/2020**	12/31/2020	8/14/2020**

OPERATIONS
Net investment income (loss)	$(29,590)	$(814,305)	$(56,157)	$(365,649)	$(13,221)
Capital gains distributions received	—	—	3,688,084	—	—
Net realized gain (loss) on shares redeemed	114,077	3,081,485	(4,467,088)	3,067,762	(126,600)
Net change in unrealized appreciation (depreciation) on investments	172,877	(2,067,519)	(138,790)	(1,383,290)	69,753
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	257,364	199,661	(973,951)	1,318,823	(70,068)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	200	23,323	13,919	—	1,664
Annuity payments	—	(15,780)	(8,674)	—	—
Surrenders, withdrawals and death benefits	(112,900)	(5,207,614)	(375,210)	(3,013,700)	(276,801)
Net transfers between other subaccounts
or fixed rate option	(45,724)	14,909,109	(12,751,857)	(8,225,634)	(2,105,838)
Miscellaneous transactions	3	17,885	(235)	1,595	46
Other charges	(182)	(552,080)	(4,578)	(7,819)	(383)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(158,603)	9,174,843	(13,126,635)	(11,245,558)	(2,381,312)

TOTAL INCREASE (DECREASE) IN NET ASSETS	98,761	9,374,504	(14,100,586)	(9,926,735)	(2,451,380)

NET ASSETS
Beginning of period	3,450,087	71,879,469	14,100,586	17,059,578	2,451,380
End of period	$3,548,848	$81,253,973	$—	$7,132,843	$—

Beginning units	301,519	3,384,328	671,935	1,666,055	215,916
Units issued	123,044	2,815,139	53,727	3,374,193	76,070
Units redeemed	(132,210)	(2,484,634)	(725,662)	(4,386,396)	(291,986)
Ending units	292,353	3,714,833	—	653,852	—

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A50

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST ClearBridge Dividend Growth Portfolio	Columbia Variable Portfolio - Government Money Market Fund (Class 1)	Columbia Variable Portfolio - Income Opportunities Fund (Class 1)	AST AQR Large-Cap Portfolio	AST Large-Cap Core Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	8/14/2020**	12/31/2020

OPERATIONS
Net investment income (loss)	$(659,188)	$(24,644)	$5,449	$(22,840)	$(53,024)
Capital gains distributions received	—	1,427	—	—	—
Net realized gain (loss) on shares redeemed	5,845,581	—	(6,917)	534,075	362,154
Net change in unrealized appreciation (depreciation) on investments	(6,166,443)	—	8,152	(629,564)	307,568
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(980,050)	(23,217)	6,684	(118,329)	616,698

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	34,042	1,861	120	703	1,955
Annuity payments	(49,622)	(39,313)	—	(25,131)	—
Surrenders, withdrawals and death benefits	(4,408,832)	(498,550)	(19,473)	(872,326)	(847,515)
Net transfers between other subaccounts
or fixed rate option	5,363,369	3,396,980	(4,049)	(2,642,839)	3,527,929
Miscellaneous transactions	7,916	(1,396)	—	—	217
Other charges	(440,664)	(1,960)	(136)	(2,160)	(5,564)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	506,209	2,857,622	(23,538)	(3,541,753)	2,677,022

TOTAL INCREASE (DECREASE) IN NET ASSETS	(473,841)	2,834,405	(16,854)	(3,660,082)	3,293,720

NET ASSETS
Beginning of period	63,987,411	748,752	164,652	3,660,082	3,013,200
End of period	$63,513,570	$3,583,157	$147,798	$—	$6,306,920

Beginning units	3,183,083	77,109	12,691	193,027	153,135
Units issued	2,451,633	328,423	5	85,970	246,582
Units redeemed	(2,598,157)	(33,847)	(1,830)	(278,997)	(110,293)
Ending units	3,036,559	371,685	10,866	—	289,424

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A51

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Bond Portfolio 2025	AST Bond Portfolio 2026	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(382,674)	$(1,176,997)	$(864,755)	$73,637	$(27,527)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	4,497,261	13,286,109	12,994,500	1,098,576	1,822,716
Net change in unrealized appreciation (depreciation) on investments	(2,023,162)	(5,854,134)	(6,878,482)	1,047,611	(1,103,615)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,091,425	6,254,978	5,251,263	2,219,824	691,574

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	156,920	—
Annuity payments	—	—	—	(157,590)	—
Surrenders, withdrawals and death benefits	(4,154,301)	(15,729,018)	(6,570,191)	(2,338,925)	(533,014)
Net transfers between other subaccounts
or fixed rate option	(17,083,586)	(33,505,713)	(3,878,177)	(2,451,669)	(11,258,749)
Miscellaneous transactions	(3,505)	(783)	(3,017)	(803)	10
Other charges	(6,648)	(26,263)	(17,176)	(28,718)	(490)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(21,248,040)	(49,261,777)	(10,468,561)	(4,820,785)	(11,792,243)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(19,156,615)	(43,006,799)	(5,217,298)	(2,600,961)	(11,100,669)

NET ASSETS
Beginning of period	25,282,545	84,521,276	61,041,292	29,747,417	11,171,295
End of period	$6,125,930	$41,514,477	$55,823,994	$27,146,456	$70,626

Beginning units	2,157,443	7,986,633	5,789,539	2,229,825	1,044,069
Units issued	3,528,764	3,913,270	6,607,381	276,883	45,206
Units redeemed	(5,207,047)	(8,264,902)	(7,545,383)	(682,447)	(1,083,398)
Ending units	479,160	3,635,001	4,851,537	1,824,261	5,877
The accompanying notes are an integral part of these financial statements.
A52

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Bond Portfolio 2029	AST Bond Portfolio 2030	AST Bond Portfolio 2031	MFS® International Growth Portfolio (Service Shares)	MFS® Total Return Bond Series (Service Shares)
	1/1/2020	1/1/2020	1/2/2020*	5/18/2020*	5/18/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(60,197)	$(1,767,542)	$(502,748)	$(174)	$7,791
Capital gains distributions received	—	—	—	1,085	—
Net realized gain (loss) on shares redeemed	1,934,674	9,359,085	782,345	1,745	3,276
Net change in unrealized appreciation (depreciation) on investments	(231,868)	3,952,599	(1,154,768)	31,520	15,468
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,642,609	11,544,142	(875,171)	34,176	26,535

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	357,722	1,429,100
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(799,265)	(26,288,293)	(4,519,548)	(13,371)	(16,454)
Net transfers between other subaccounts
or fixed rate option	(26,370,478)	86,182,981	76,808,777	160,276	474,028
Miscellaneous transactions	(111)	(436)	386	648	(1,451)
Other charges	(510)	(56,232)	(3,258)	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(27,170,364)	59,838,020	72,286,357	505,275	1,885,223

TOTAL INCREASE (DECREASE) IN NET ASSETS	(25,527,755)	71,382,162	71,411,186	539,451	1,911,758

NET ASSETS
Beginning of period	25,527,755	16,373,110	—	—	—
End of period	$—	$87,755,272	$71,411,186	$539,451	$1,911,758

Beginning units	2,378,772	1,454,302	—	—	—
Units issued	83,277	19,658,975	9,500,523	45,484	205,556
Units redeemed	(2,462,049)	(14,215,810)	(3,097,280)	(5,235)	(26,559)
Ending units	—	6,897,467	6,403,243	40,249	178,997

* Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A53

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	MFS® Total Return Series (Service Shares)	MFS® Value Series (Service Shares)	Prudential Government Money Market Portfolio (Class III)	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (Series I)	AST Global Bond Portfolio
	5/18/2020*	5/18/2020*	5/18/2020*	4/30/2020*	11/13/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$4,554	$(70)	$87	$(125,242)	$(183,016)
Capital gains distributions received	10,845	6,581	—	—	—
Net realized gain (loss) on shares redeemed	1,823	2,594	—	389,663	3,390
Net change in unrealized appreciation (depreciation) on investments	54,959	44,599	—	5,142,933	923,621
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	72,181	53,704	87	5,407,354	743,995

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	986,361	523,306	300,394,049	22,030	8,741
Annuity payments	—	—	—	(16,045)	(134,732)
Surrenders, withdrawals and death benefits	(75,742)	(5,968)	(564,602)	(894,877)	(1,112,793)
Net transfers between other subaccounts
or fixed rate option	183,392	155,806	(234,205,666)	11,327,816	109,370,814
Miscellaneous transactions	18,543	(305)	(21,703)	(2,779)	(12,649)
Other charges	—	—	—	(11,264)	(60,738)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,112,554	672,839	65,602,078	10,424,881	108,058,643

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,184,735	726,543	65,602,165	15,832,235	108,802,638

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$1,184,735	$726,543	$65,602,165	$15,832,235	$108,802,638

Beginning units	—	—	—	—	—
Units issued	119,129	67,832	16,048,726	1,282,595	10,909,439
Units redeemed	(20,372)	(10,491)	(9,488,523)	(187,516)	(106,675)
Ending units	98,757	57,341	6,560,203	1,095,079	10,802,764

* Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A54

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio	AST T. Rowe Price Large-Cap Value Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(8,381,281)	$1,983,386	$(1,673,149)	$(9,427,537)	$(7,070,300)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	60,407,028	—	8,230,439	22,219,907	20,159,031
Net change in unrealized appreciation (depreciation) on investments	82,706,804	—	24,821,942	68,395,026	50,170,034
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	134,732,551	1,983,386	31,379,232	81,187,396	63,258,765

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	811,772	6,520,305	449,901	239,319	1,673,915
Annuity payments	(624,403)	(3,653,808)	(427,348)	(611,346)	(702,259)
Surrenders, withdrawals and death benefits	(62,313,555)	(602,418,902)	(11,176,542)	(63,048,636)	(50,985,697)
Net transfers between other subaccounts
or fixed rate option	16,994,442	554,790,528	4,440,720	64,011,445	596,689,279
Miscellaneous transactions	47,475	(4,978)	2,373	(3,643)	(204)
Other charges	(3,601,464)	(968,835)	(724,346)	(5,074,598)	(1,765,883)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(48,685,733)	(45,735,690)	(7,435,242)	(4,487,459)	544,909,151

TOTAL INCREASE (DECREASE) IN NET ASSETS	86,046,818	(43,752,304)	23,943,990	76,699,937	608,167,916

NET ASSETS
Beginning of period	519,985,547	498,581,991	106,002,129	609,931,060	75,127,197
End of period	$606,032,365	$454,829,687	$129,946,119	$686,630,997	$683,295,113

Beginning units	15,214,913	43,994,532	2,630,202	32,036,351	4,141,894
Units issued	2,691,520	40,275,313	547,824	6,120,492	32,476,836
Units redeemed	(4,465,573)	(45,099,582)	(727,829)	(8,770,615)	(5,404,501)
Ending units	13,440,860	39,170,263	2,450,197	29,386,228	31,214,229
The accompanying notes are an integral part of these financial statements.
A55

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio	AST Mid-Cap Growth Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(2,155,173)	$(3,157,252)	$(925,332)	$(2,988,083)	$(6,141,947)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	9,017,345	21,502,497	2,126,390	16,260,780	23,667,380
Net change in unrealized appreciation (depreciation) on investments	13,379,953	45,889,758	9,137,580	24,310,605	91,880,825
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	20,242,125	64,235,003	10,338,638	37,583,302	109,406,258

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	697,171	810,729	102,300	657,974	1,746,378
Annuity payments	(481,003)	(614,101)	(122,395)	(366,819)	(798,101)
Surrenders, withdrawals and death benefits	(16,428,470)	(20,656,728)	(6,543,075)	(23,061,496)	(48,309,939)
Net transfers between other subaccounts
or fixed rate option	25,477,194	(3,191,728)	7,667,624	3,502,860	10,051,094
Miscellaneous transactions	(126)	15,422	2,004	9,665	48,780
Other charges	(692,200)	(942,403)	(413,566)	(631,138)	(2,285,413)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	8,572,566	(24,578,809)	692,892	(19,888,954)	(39,547,201)

TOTAL INCREASE (DECREASE) IN NET ASSETS	28,814,691	39,656,194	11,031,530	17,694,348	69,859,057

NET ASSETS
Beginning of period	138,110,576	189,953,342	58,212,757	192,078,806	385,252,758
End of period	$166,925,267	$229,609,536	$69,244,287	$209,773,154	$455,111,815

Beginning units	5,738,345	7,440,692	2,380,395	5,927,655	26,547,342
Units issued	2,992,415	881,807	622,339	655,524	4,529,509
Units redeemed	(2,761,422)	(1,604,347)	(621,932)	(1,310,218)	(5,641,847)
Ending units	5,969,338	6,718,152	2,380,802	5,272,961	25,435,004
The accompanying notes are an integral part of these financial statements.
A56

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Goldman Sachs Small-Cap Value Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(2,198,913)	$(3,693,087)	$(12,243,505)	$(3,255,955)	$(4,084,012)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	6,010,794	16,996,208	90,024,916	24,763,726	19,843,654
Net change in unrealized appreciation (depreciation) on investments	26,000,822	45,163,931	139,885,875	46,787,712	35,273,744
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	29,812,703	58,467,052	217,667,286	68,295,483	51,033,386

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	487,300	601,508	2,481,159	658,645	714,319
Annuity payments	(395,958)	(509,159)	(2,137,882)	(708,277)	(362,797)
Surrenders, withdrawals and death benefits	(14,522,908)	(25,884,547)	(90,464,912)	(23,779,194)	(28,380,509)
Net transfers between other subaccounts
or fixed rate option	16,042,222	10,993,484	(27,374,359)	1,067,741	13,129,110
Miscellaneous transactions	10,123	16,609	30,466	(2,588)	20,654
Other charges	(1,110,277)	(1,043,700)	(2,028,871)	(930,858)	(1,231,267)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	510,502	(15,825,805)	(119,494,399)	(23,694,531)	(16,110,490)

TOTAL INCREASE (DECREASE) IN NET ASSETS	30,323,205	42,641,247	98,172,887	44,600,952	34,922,896

NET ASSETS
Beginning of period	139,768,235	214,521,108	765,762,651	195,746,079	267,239,051
End of period	$170,091,440	$257,162,355	$863,935,538	$240,347,031	$302,161,947

Beginning units	3,453,316	9,571,637	23,113,213	9,276,588	6,355,547
Units issued	868,561	1,256,100	1,273,612	1,148,907	900,511
Units redeemed	(1,018,450)	(2,234,306)	(4,635,958)	(2,052,560)	(1,446,341)
Ending units	3,303,427	8,593,431	19,750,867	8,372,935	5,809,717
The accompanying notes are an integral part of these financial statements.
A57

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Small-Cap Growth Portfolio	AST BlackRock Low Duration Bond Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(2,180,609)	$(4,008,629)	$(14,751,212)	$(2,181,312)	$(1,400,751)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	9,087,684	1,190,617	17,038,738	12,036,868	1,254,416
Net change in unrealized appreciation (depreciation) on investments	29,543,949	11,451,682	75,462,174	23,101,225	14,348,342
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	36,451,024	8,633,670	77,749,700	32,956,781	14,202,007

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	244,872	3,376,047	1,690,092	405,031	265,143
Annuity payments	(215,316)	(1,021,489)	(2,215,528)	(399,405)	(117,849)
Surrenders, withdrawals and death benefits	(15,571,248)	(34,007,902)	(105,802,551)	(18,433,272)	(9,272,864)
Net transfers between other subaccounts
or fixed rate option	13,250,113	32,624,078	115,979,130	7,465,776	23,743,724
Miscellaneous transactions	18,291	(1,697)	1,312	8,520	1,315
Other charges	(916,260)	(620,518)	(7,155,415)	(901,028)	(853,532)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(3,189,548)	348,519	2,497,040	(11,854,378)	13,765,937

TOTAL INCREASE (DECREASE) IN NET ASSETS	33,261,476	8,982,189	80,246,740	21,102,403	27,967,944

NET ASSETS
Beginning of period	126,575,393	272,436,858	972,143,309	147,400,730	87,936,570
End of period	$159,836,869	$281,419,047	$1,052,390,049	$168,503,133	$115,904,514

Beginning units	4,256,072	19,133,021	53,190,610	5,574,956	3,167,075
Units issued	1,020,737	3,693,815	9,760,012	1,124,946	1,329,250
Units redeemed	(1,330,398)	(3,798,346)	(12,103,711)	(1,596,075)	(1,045,342)
Ending units	3,946,411	19,028,490	50,846,911	5,103,827	3,450,983
The accompanying notes are an integral part of these financial statements.
A58

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST T. Rowe Price Asset Allocation Portfolio	AST International Value Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(31,873,852)	$(1,553,494)	$(2,761,322)	$(2,070,300)	$(1,707,512)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	93,675,283	3,616,471	10,663,358	4,601,772	813,995
Net change in unrealized appreciation (depreciation) on investments	327,488,873	15,324,428	40,954,767	31,642,489	1,090,629
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	389,290,304	17,387,405	48,856,803	34,173,961	197,112

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	5,568,857	99,943	674,028	378,952	692,285
Annuity payments	(1,510,928)	(231,426)	(162,109)	(222,733)	(232,095)
Surrenders, withdrawals and death benefits	(210,855,389)	(10,127,989)	(21,861,556)	(13,136,403)	(12,907,322)
Net transfers between other subaccounts
or fixed rate option	109,731,423	5,975,064	8,075,603	7,079,993	15,347,529
Miscellaneous transactions	(36,747)	3,234	22,372	4,154	(1,358)
Other charges	(16,696,304)	(539,964)	(1,391,562)	(957,159)	(465,027)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(113,799,088)	(4,821,138)	(14,643,224)	(6,853,196)	2,434,012

TOTAL INCREASE (DECREASE) IN NET ASSETS	275,491,216	12,566,267	34,213,579	27,320,765	2,631,124

NET ASSETS
Beginning of period	2,051,355,528	96,766,024	173,269,099	133,178,676	117,093,205
End of period	$2,326,846,744	$109,332,291	$207,482,678	$160,499,441	$119,724,329

Beginning units	84,099,435	6,035,787	6,421,790	6,220,443	7,411,585
Units issued	10,164,408	821,790	1,631,304	1,271,593	1,720,042
Units redeemed	(19,288,702)	(1,185,514)	(2,095,402)	(1,700,736)	(1,630,155)
Ending units	74,975,141	5,672,063	5,957,692	5,791,300	7,501,472
The accompanying notes are an integral part of these financial statements.
A59

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST International Growth Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(4,546,047)	$(4,243,399)	$(60,997,381)	$(23,404,169)	$(33,870,047)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	25,135,133	8,481,287	229,890,406	46,026,383	104,402,813
Net change in unrealized appreciation (depreciation) on investments	60,203,857	46,497,614	576,405,355	178,970,836	305,795,679
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	80,792,943	50,735,502	745,298,380	201,593,050	376,328,445

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	589,893	716,039	5,050,311	1,455,612	6,389,529
Annuity payments	(620,502)	(115,173)	(3,719,642)	(1,279,321)	(2,319,148)
Surrenders, withdrawals and death benefits	(32,090,975)	(27,806,079)	(410,829,147)	(138,908,097)	(219,746,983)
Net transfers between other subaccounts
or fixed rate option	(13,151,534)	28,580,935	142,237,540	160,450,728	64,594,469
Miscellaneous transactions	4,734	3,006	118,478	11,990	(1,088)
Other charges	(942,613)	(2,073,615)	(24,191,830)	(9,593,157)	(16,561,858)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(46,210,997)	(694,887)	(291,334,290)	12,137,755	(167,645,079)

TOTAL INCREASE (DECREASE) IN NET ASSETS	34,581,946	50,040,615	453,964,090	213,730,805	208,683,366

NET ASSETS
Beginning of period	282,892,909	262,215,381	3,713,436,579	1,375,824,005	2,168,911,272
End of period	$317,474,855	$312,255,996	$4,167,400,669	$1,589,554,810	$2,377,594,638

Beginning units	12,754,247	18,683,451	225,445,464	108,320,866	134,639,676
Units issued	913,995	4,123,878	28,623,199	20,891,330	17,317,535
Units redeemed	(2,755,322)	(4,359,230)	(46,848,705)	(21,334,108)	(28,466,419)
Ending units	10,912,920	18,448,099	207,219,958	107,878,088	123,490,792
The accompanying notes are an integral part of these financial statements.
A60

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Preservation Asset Allocation Portfolio	AST AllianzGI World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio	AST Western Asset Core Plus Bond Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(23,132,400)	$(8,894,324)	$(7,456,091)	$(6,973,628)	$(9,188,791)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	53,160,638	22,276,013	20,388,439	15,505,189	13,373,688
Net change in unrealized appreciation (depreciation) on investments	157,560,958	81,983,783	72,700,673	57,450,274	61,322,822
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	187,589,196	95,365,472	85,633,021	65,981,835	65,507,719

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,589,199	161,058	477,719	249,353	1,444,343
Annuity payments	(4,310,791)	(688,583)	(155,467)	(326,122)	(934,386)
Surrenders, withdrawals and death benefits	(194,002,426)	(57,034,257)	(42,425,496)	(42,605,726)	(70,175,568)
Net transfers between other subaccounts
or fixed rate option	113,675,365	67,681,201	40,345,223	73,738,596	80,820,686
Miscellaneous transactions	(6,966)	2,637	(12,194)	1,122	2,391
Other charges	(9,671,197)	(5,854,362)	(4,983,047)	(4,751,712)	(4,641,779)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(90,726,816)	4,267,694	(6,753,262)	26,305,511	6,515,687

TOTAL INCREASE (DECREASE) IN NET ASSETS	96,862,380	99,633,166	78,879,759	92,287,346	72,023,406

NET ASSETS
Beginning of period	1,452,551,436	564,128,952	475,317,335	435,237,601	590,428,742
End of period	$1,549,413,816	$663,762,118	$554,197,094	$527,524,947	$662,452,148

Beginning units	96,607,153	45,094,996	34,094,571	34,687,105	45,511,006
Units issued	15,825,800	11,354,474	8,018,909	10,659,011	10,929,260
Units redeemed	(22,568,797)	(11,714,049)	(9,020,233)	(9,307,874)	(10,853,824)
Ending units	89,864,156	44,735,421	33,093,247	36,038,242	45,586,442
The accompanying notes are an integral part of these financial statements.
A61

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Davis Value Portfolio	Columbia Variable Portfolio - Asset Allocation Fund (Class 1)	Columbia Variable Portfolio - Small Company Growth Fund (Class 1)	Prudential SP International Growth Portfolio (Class I)	ProFund VP Asia 30
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$1,793	$28,318	$(4,429)	$(62,341)	$(77,892)
Capital gains distributions received	44,550	134,683	91,265	—	—
Net realized gain (loss) on shares redeemed	(30,859)	131,872	46,568	346,420	176,978
Net change in unrealized appreciation (depreciation) on investments	205,858	227,350	3,367	965,574	1,361,573
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	221,342	522,223	136,771	1,249,653	1,460,659

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,957	2,069	185	16,340	20,217
Annuity payments	—	(65,739)	—	(28,258)	(7,024)
Surrenders, withdrawals and death benefits	(64,922)	(151,967)	(21,777)	(686,257)	(671,395)
Net transfers between other subaccounts
or fixed rate option	10,857	(89,415)	—	(265,865)	773,084
Miscellaneous transactions	—	(9)	4,154	(100)	84
Other charges	(2,645)	(2,122)	(398)	(5,695)	(22,941)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(52,753)	(307,183)	(17,836)	(969,835)	92,025

TOTAL INCREASE (DECREASE) IN NET ASSETS	168,589	215,040	118,935	279,818	1,552,684

NET ASSETS
Beginning of period	778,466	2,818,961	369,048	4,355,165	6,059,817
End of period	$947,055	$3,034,001	$487,983	$4,634,983	$7,612,501

Beginning units	42,981	112,949	9,724	277,363	285,038
Units issued	809	1,379	2,465	42,398	144,307
Units redeemed	(3,495)	(12,959)	(2,958)	(95,486)	(144,523)
Ending units	40,295	101,369	9,231	224,275	284,822

The accompanying notes are an integral part of these financial statements.
A62

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Banks	ProFund VP Bear	ProFund VP Biotechnology	ProFund VP Basic Materials	ProFund VP UltraBull
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(10,252)	$(33,335)	$(92,387)	$(45,414)	$(75,924)
Capital gains distributions received	—	—	29,592	149,247	—
Net realized gain (loss) on shares redeemed	(121,918)	(370,569)	(399,486)	(246,090)	1,017,015
Net change in unrealized appreciation (depreciation) on investments	1,357,881	(365,653)	1,504,900	882,022	2,511,406
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,225,711	(769,557)	1,042,619	739,765	3,452,497

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,240	11,238	17,141	34,863	7,240
Annuity payments	(9,432)	(1,601)	(15,600)	—	(49,677)
Surrenders, withdrawals and death benefits	(555,888)	(90,826)	(672,989)	(772,497)	(841,332)
Net transfers between other subaccounts
or fixed rate option	255,832	715,539	(722,570)	(216,377)	(528,045)
Miscellaneous transactions	(184)	(48)	141	(371)	(3)
Other charges	(2,154)	(2,123)	(4,207)	(4,921)	(3,686)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(308,586)	632,179	(1,398,084)	(959,303)	(1,415,503)

TOTAL INCREASE (DECREASE) IN NET ASSETS	917,125	(137,378)	(355,465)	(219,538)	2,036,994

NET ASSETS
Beginning of period	3,870,345	2,620,109	8,063,286	5,043,667	7,001,617
End of period	$4,787,470	$2,482,731	$7,707,821	$4,824,129	$9,038,611

Beginning units	473,641	1,452,405	278,810	270,450	361,169
Units issued	438,760	4,224,333	481,716	129,501	423,489
Units redeemed	(477,145)	(3,882,518)	(525,757)	(179,965)	(486,133)
Ending units	435,256	1,794,220	234,769	219,986	298,525
The accompanying notes are an integral part of these financial statements.
A63

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Bull	ProFund VP Consumer Services	ProFund VP Consumer Goods	ProFund VP Oil & Gas	ProFund VP Europe 30
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(222,184)	$(149,609)	$2,974	$13,574	$97,276
Capital gains distributions received	297,976	470,097	1,086,215	279,165	—
Net realized gain (loss) on shares redeemed	3,008,492	384,579	(418,837)	(1,143,853)	(187,855)
Net change in unrealized appreciation (depreciation) on investments	1,847,463	1,182,727	854,927	1,463,186	1,304,514
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	4,931,747	1,887,794	1,525,279	612,072	1,213,935

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	37,753	9,658	2,378	77,370	18,782
Annuity payments	(84,589)	(13,612)	(18,686)	(3,290)	(9,147)
Surrenders, withdrawals and death benefits	(2,192,959)	(969,501)	(539,588)	(1,120,741)	(879,924)
Net transfers between other subaccounts
or fixed rate option	(10,695,877)	367,125	758,948	(183,893)	1,334,156
Miscellaneous transactions	(190)	1,727	(15)	79	231
Other charges	(22,470)	(68,975)	(40,726)	(10,855)	(18,875)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(12,958,332)	(673,578)	162,311	(1,241,330)	445,223

TOTAL INCREASE (DECREASE) IN NET ASSETS	(8,026,585)	1,214,216	1,687,590	(629,258)	1,659,158

NET ASSETS
Beginning of period	26,473,578	8,584,278	6,051,030	8,591,524	7,126,615
End of period	$18,446,993	$9,798,494	$7,738,620	$7,962,266	$8,785,773

Beginning units	1,380,797	376,238	306,275	528,637	624,754
Units issued	6,745,052	193,116	106,419	308,117	523,733
Units redeemed	(7,391,992)	(219,071)	(97,716)	(381,570)	(488,427)
Ending units	733,857	350,283	314,978	455,184	660,060

The accompanying notes are an integral part of these financial statements.
A64

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Financials	ProFund VP U.S. Government Plus	ProFund VP Health Care	Access VP High Yield Fund	ProFund VP Industrials
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(133,977)	$(41,905)	$(402,662)	$231,833	$(115,555)
Capital gains distributions received	661,589	—	3,411,444	—	1,317,060
Net realized gain (loss) on shares redeemed	977,001	2,071,766	1,239,150	208,072	197,027
Net change in unrealized appreciation (depreciation) on investments	1,884,075	(748,123)	143,100	201,567	405,204
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	3,388,688	1,281,738	4,391,032	641,472	1,803,736

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	11,375	55,539	161,109	6,855	1,662
Annuity payments	(8,892)	(21,535)	(38,241)	(3,161)	—
Surrenders, withdrawals and death benefits	(1,219,389)	(626,755)	(2,739,308)	(1,197,408)	(782,439)
Net transfers between other subaccounts
or fixed rate option	472,731	291,764	(2,238,940)	3,563,616	1,911,976
Miscellaneous transactions	294	(184)	118	88	147
Other charges	(80,384)	(13,232)	(157,563)	(2,922)	(46,090)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(824,265)	(314,403)	(5,012,825)	2,367,068	1,085,256

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,564,423	967,335	(621,793)	3,008,540	2,888,992

NET ASSETS
Beginning of period	12,094,437	6,104,739	28,459,422	5,446,037	5,748,973
End of period	$14,658,860	$7,072,074	$27,837,629	$8,454,577	$8,637,965

Beginning units	1,024,018	316,265	1,182,881	267,684	255,352
Units issued	439,673	3,517,622	391,066	575,590	198,386
Units redeemed	(496,781)	(3,513,974)	(589,371)	(465,092)	(150,975)
Ending units	966,910	319,913	984,576	378,182	302,763

The accompanying notes are an integral part of these financial statements.
A65

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Internet	ProFund VP Japan	ProFund VP Precious Metals	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(89,586)	$(57,350)	$(133,982)	$(219,490)	$(131,162)
Capital gains distributions received	172,850	—	—	1,511,451	349,063
Net realized gain (loss) on shares redeemed	(265,884)	71,615	3,331,953	(910,241)	(646,000)
Net change in unrealized appreciation (depreciation) on investments	1,376,626	744,254	443,844	2,487,335	2,240,283
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,194,006	758,519	3,641,815	2,869,055	1,812,184

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	5,551	2,680	26,324	27,166	31,131
Annuity payments	(85,089)	(794)	(17,857)	(22,180)	(20,911)
Surrenders, withdrawals and death benefits	(932,120)	(313,695)	(980,502)	(2,057,702)	(1,512,473)
Net transfers between other subaccounts
or fixed rate option	(689,651)	(32,063)	4,055,341	5,347,531	5,367,679
Miscellaneous transactions	138	43	(745)	(49)	(604)
Other charges	(3,219)	(8,605)	(15,548)	(63,050)	(38,180)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,704,390)	(352,434)	3,067,013	3,231,716	3,826,642

TOTAL INCREASE (DECREASE) IN NET ASSETS	(510,384)	406,085	6,708,828	6,100,771	5,638,826

NET ASSETS
Beginning of period	6,815,478	4,458,044	8,148,848	13,303,222	9,538,293
End of period	$6,305,094	$4,864,129	$14,857,676	$19,403,993	$15,177,119

Beginning units	90,695	370,030	1,250,238	570,539	425,578
Units issued	63,800	172,044	5,197,571	1,206,271	1,097,355
Units redeemed	(82,640)	(204,668)	(4,882,536)	(1,090,818)	(960,387)
Ending units	71,855	337,406	1,565,273	685,992	562,546

The accompanying notes are an integral part of these financial statements.
A66

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Pharmaceuticals	ProFund VP Real Estate	ProFund VP Rising Rates Opportunity	ProFund VP NASDAQ-100	ProFund VP Semiconductor
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(10,963)	$30,349	$(31,013)	$(288,188)	$(25,469)
Capital gains distributions received	315,182	389,680	85,227	210,142	230,084
Net realized gain (loss) on shares redeemed	(642,246)	591,388	(1,026,029)	4,561,637	146,811
Net change in unrealized appreciation (depreciation) on investments	664,452	798,133	238,495	2,001,307	663,089
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	326,425	1,809,550	(733,320)	6,484,898	1,014,515

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	6,688	18,280	11,841	29,732	13,889
Annuity payments	(46,105)	(33,858)	(1,402)	(31,547)	(1,022)
Surrenders, withdrawals and death benefits	(309,438)	(830,984)	(253,604)	(1,863,214)	(273,042)
Net transfers between other subaccounts
or fixed rate option	(299,576)	1,197,999	(66,005)	(629,756)	777,868
Miscellaneous transactions	(268)	368	118	86	(17)
Other charges	(3,583)	(32,000)	(5,744)	(23,805)	(1,458)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(652,282)	319,805	(314,796)	(2,518,504)	516,218

TOTAL INCREASE (DECREASE) IN NET ASSETS	(325,857)	2,129,355	(1,048,116)	3,966,394	1,530,733

NET ASSETS
Beginning of period	3,049,270	6,362,578	2,805,890	17,927,418	1,783,874
End of period	$2,723,413	$8,491,933	$1,757,774	$21,893,812	$3,314,607

Beginning units	198,919	256,023	1,810,162	914,623	115,508
Units issued	340,548	441,056	8,806,848	6,552,290	491,225
Units redeemed	(383,967)	(423,877)	(9,226,335)	(6,647,814)	(462,126)
Ending units	155,500	273,202	1,390,675	819,099	144,607
The accompanying notes are an integral part of these financial statements.
A67

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Small-Cap Growth	ProFund VP Short Mid-Cap	ProFund VP Short NASDAQ-100	ProFund VP Short Small-Cap	ProFund VP Small-Cap Value
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(190,339)	$(736)	$(7,514)	$(6,195)	$(122,184)
Capital gains distributions received	1,727,191	—	—	21,880	—
Net realized gain (loss) on shares redeemed	(1,260,618)	(68,505)	(213,835)	(155,903)	(695,520)
Net change in unrealized appreciation (depreciation) on investments	1,779,331	11,982	(27,715)	(16,411)	2,393,152
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,055,565	(57,259)	(249,064)	(156,629)	1,575,448

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	31,806	2,754	810	111	30,077
Annuity payments	(16,179)	—	—	—	(58,180)
Surrenders, withdrawals and death benefits	(1,426,027)	(30,738)	(21,988)	(18,997)	(939,649)
Net transfers between other subaccounts
or fixed rate option	(79,193)	(294,665)	48,748	(1,061,774)	(212,944)
Miscellaneous transactions	(398)	27	429	44	1,389
Other charges	(51,390)	(111)	(1,957)	(131)	(31,608)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,541,381)	(322,733)	26,042	(1,080,747)	(1,210,915)

TOTAL INCREASE (DECREASE) IN NET ASSETS	514,184	(379,992)	(223,022)	(1,237,376)	364,533

NET ASSETS
Beginning of period	13,035,993	415,155	656,187	1,340,564	8,534,136
End of period	$13,550,177	$35,163	$433,165	$103,188	$8,898,669

Beginning units	466,779	280,605	917,343	964,848	417,169
Units issued	236,469	1,092,142	28,054,197	17,640,029	153,192
Units redeemed	(289,377)	(1,344,329)	(28,090,810)	(18,516,633)	(210,351)
Ending units	413,871	28,418	880,730	88,244	360,010
The accompanying notes are an integral part of these financial statements.
A68

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Technology	ProFund VP Telecommu-nications	ProFund VP UltraMid-Cap	ProFund VP UltraNASDAQ-100	ProFund VP UltraSmall-Cap
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(96,527)	$59,023	$(128,050)	$(575,084)	$(78,463)
Capital gains distributions received	189,611	—	—	—	—
Net realized gain (loss) on shares redeemed	802,404	(54,852)	2,525,356	11,558,815	(18,186)
Net change in unrealized appreciation (depreciation) on investments	1,879,344	409,790	1,658,982	17,113,394	2,325,671
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,774,832	413,961	4,056,288	28,097,125	2,229,022

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	12,847	2,812	15,617	53,581	522,458
Annuity payments	(2,360)	(37,899)	(257)	(4,385)	—
Surrenders, withdrawals and death benefits	(1,051,576)	(385,689)	(1,663,595)	(4,546,628)	(975,607)
Net transfers between other subaccounts
or fixed rate option	1,068,155	429,782	(341,724)	(27,725,619)	(463,326)
Miscellaneous transactions	2,220	(15)	(311)	4,714	196
Other charges	(3,552)	(22,722)	(10,730)	(17,284)	(3,043)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	25,734	(13,731)	(2,001,000)	(32,235,621)	(919,322)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,800,566	400,230	2,055,288	(4,138,496)	1,309,700

NET ASSETS
Beginning of period	6,371,175	3,097,189	8,245,466	41,335,083	4,992,626
End of period	$9,171,741	$3,497,419	$10,300,754	$37,196,587	$6,302,326

Beginning units	458,248	351,652	246,839	4,640,368	258,488
Units issued	206,210	328,364	957,281	2,109,269	798,809
Units redeemed	(206,152)	(342,572)	(995,055)	(4,293,405)	(832,628)
Ending units	458,306	337,444	209,065	2,456,232	224,669
The accompanying notes are an integral part of these financial statements.
A69

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	Rydex VT Nova Fund	Rydex VT NASDAQ-100® Fund
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$28,536	$(228,707)	$(50,492)	$(3,670)	$(108,991)
Capital gains distributions received	1,102,691	4,205,861	1,173,311	—	199,126
Net realized gain (loss) on shares redeemed	955,838	(1,026,520)	184,486	134,680	599,847
Net change in unrealized appreciation (depreciation) on investments	1,486,985	884,489	1,632,086	300,539	1,835,201
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	3,574,050	3,835,123	2,939,391	431,549	2,525,183

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	14,750	18,999	18,829	2,335	17,700
Annuity payments	(76,407)	(41,553)	(16,552)	(18,414)	(25,138)
Surrenders, withdrawals and death benefits	(1,584,211)	(1,786,021)	(1,377,984)	(77,991)	(701,757)
Net transfers between other subaccounts
or fixed rate option	1,624,328	1,270,236	697,705	(52,189)	(244,051)
Miscellaneous transactions	500	(578)	37	9	(89)
Other charges	(79,501)	(45,211)	(40,911)	(1,220)	(11,035)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(100,541)	(584,128)	(718,876)	(147,470)	(964,370)

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,473,509	3,250,995	2,220,515	284,079	1,560,813

NET ASSETS
Beginning of period	17,117,866	14,843,860	10,821,524	1,059,198	7,581,815
End of period	$20,591,375	$18,094,855	$13,042,039	$1,343,277	$9,142,628

Beginning units	774,003	671,885	698,198	75,896	405,345
Units issued	619,464	788,876	409,108	233	1,115
Units redeemed	(625,813)	(820,562)	(448,970)	(8,593)	(44,339)
Ending units	767,654	640,199	658,336	67,536	362,121
The accompanying notes are an integral part of these financial statements.
A70

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Rydex VT Inverse S&P 500® Strategy Fund	Invesco V.I. Health Care Fund (Series I)	Invesco V.I. Technology Fund (Series I)	Wells Fargo VT Index Asset Allocation Fund (Class 2)	Wells Fargo VT International Equity Fund (Class 2)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(90)	$(314,215)	$(277,204)	$(56,238)	$4,743
Capital gains distributions received	—	579,812	1,753,400	1,064,830	88,525
Net realized gain (loss) on shares redeemed	(3,947)	(1,724,386)	1,161,532	1,310,951	(35,708)
Net change in unrealized appreciation (depreciation) on investments	(508)	8,205,865	3,266,408	595,451	(28,211)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(4,545)	6,747,076	5,904,136	2,914,994	29,349

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	14	63,355	60,888	21,428	2,166
Annuity payments	—	(115,080)	(39,429)	(98,559)	—
Surrenders, withdrawals and death benefits	(264)	(2,504,383)	(1,870,952)	(1,185,792)	(33,294)
Net transfers between other subaccounts
or fixed rate option	266	(731,142)	(1,438,636)	(1,552,130)	(503)
Miscellaneous transactions	—	(508)	(545)	(158)	(2)
Other charges	(21)	(25,243)	(20,115)	(6,132)	(63)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(5)	(3,313,001)	(3,308,789)	(2,821,343)	(31,696)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,550)	3,434,075	2,595,347	93,651	(2,347)

NET ASSETS
Beginning of period	19,304	23,876,310	18,307,846	16,724,809	224,853
End of period	$14,754	$27,310,385	$20,903,193	$16,818,460	$222,506

Beginning units	9,159	842,591	1,500,542	380,185	25,346
Units issued	657	81,138	76,843	1,572	537
Units redeemed	(590)	(189,660)	(285,266)	(58,961)	(4,030)
Ending units	9,226	734,069	1,292,119	322,796	21,853
The accompanying notes are an integral part of these financial statements.
A71

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Wells Fargo VT Small Cap Growth Fund (Class 2)	AST Fidelity Institutional AM℠ Quantitative Portfolio	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST Investment Grade Bond Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(17,702)	$(13,480,749)	$(56,025,355)	$(22,239,046)	$(24,067,857)
Capital gains distributions received	200,429	—	—	—	—
Net realized gain (loss) on shares redeemed	43,520	30,836,149	80,773,319	74,651,589	153,819,825
Net change in unrealized appreciation (depreciation) on investments	33,605	133,167,757	591,715,789	221,880,339	33,379,925
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	259,852	150,523,157	616,463,753	274,292,882	163,131,893

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	31,937	1,855,240	2,106,628	1,601,506	70,148
Annuity payments	(1,567)	(1,401,126)	(2,411,520)	(547,291)	(1,122,471)
Surrenders, withdrawals and death benefits	(137,750)	(81,843,215)	(320,987,326)	(143,671,918)	(129,490,853)
Net transfers between other subaccounts
or fixed rate option	15,961	78,991,758	392,133,010	64,094,064	(1,996,502,902)
Miscellaneous transactions	(19)	(3,119)	8,254	(23,475)	19,717
Other charges	(679)	(6,653,825)	(34,240,217)	(10,017,742)	(19,830,976)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(92,117)	(9,054,287)	36,608,829	(88,564,856)	(2,146,857,337)

TOTAL INCREASE (DECREASE) IN NET ASSETS	167,735	141,468,870	653,072,582	185,728,026	(1,983,725,444)

NET ASSETS
Beginning of period	1,137,393	810,388,109	3,445,068,349	1,378,346,423	3,164,431,741
End of period	$1,305,128	$951,856,979	$4,098,140,931	$1,564,074,449	$1,180,706,297

Beginning units	45,120	61,719,373	244,175,825	83,312,728	201,715,291
Units issued	1,880	12,086,245	53,511,430	11,179,771	41,416,728
Units redeemed	(4,898)	(13,540,542)	(55,107,183)	(16,850,790)	(175,956,038)
Ending units	42,102	60,265,076	242,580,072	77,641,709	67,175,981
The accompanying notes are an integral part of these financial statements.
A72

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Cohen & Steers Global Realty Portfolio	AST Emerging Markets Equity Portfolio	AST Bond Portfolio 2020	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2021
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(397,161)	$(1,327,829)	$(1,038,113)	$(1,087,414)	$(623,849)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	930,041	2,825,172	478,093	5,944,508	683,686
Net change in unrealized appreciation (depreciation) on investments	5,630,656	8,828,169	1,301,963	15,525,095	922,869
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	6,163,536	10,325,512	741,943	20,382,189	982,706

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	50,214	54,642	—	51,994	—
Annuity payments	(13,938)	(69,414)	(56,510)	(34,599)	—
Surrenders, withdrawals and death benefits	(2,724,965)	(8,233,401)	(14,126,100)	(5,944,235)	(6,280,520)
Net transfers between other subaccounts
or fixed rate option	3,681,442	19,063,606	41,666,964	7,946,886	(17,873,528)
Miscellaneous transactions	15	3,733	495	4,527	(456)
Other charges	(277,932)	(962,546)	(22,779)	(638,626)	(11,532)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	714,836	9,856,620	27,462,070	1,385,947	(24,166,036)

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,878,372	20,182,132	28,204,013	21,768,136	(23,183,330)

NET ASSETS
Beginning of period	25,059,001	84,819,807	41,165,096	63,997,841	43,201,973
End of period	$31,937,373	$105,001,939	$69,369,109	$85,765,977	$20,018,643

Beginning units	1,842,645	9,159,396	3,827,550	2,510,921	3,415,588
Units issued	673,738	3,457,318	5,099,394	883,724	314,890
Units redeemed	(654,162)	(2,660,473)	(2,652,330)	(848,184)	(2,185,855)
Ending units	1,862,221	9,956,241	6,274,614	2,546,461	1,544,623
The accompanying notes are an integral part of these financial statements.
A73

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Wells Fargo VT Omega Growth Fund (Class 2)	Wells Fargo VT Omega Growth Fund (Class 1)	Wells Fargo VT Small Cap Growth Fund (Class 1)	Wells Fargo VT International Equity Fund (Class 1)	AST Bond Portfolio 2022
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(33,422)	$(211,716)	$(169,046)	$272,547	$(533,680)
Capital gains distributions received	282,023	1,991,890	2,090,693	3,979,295	—
Net realized gain (loss) on shares redeemed	53,069	699,085	73,296	(2,421,838)	337,064
Net change in unrealized appreciation (depreciation) on investments	401,126	2,248,258	646,784	(607,297)	1,351,364
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	702,796	4,727,517	2,641,727	1,222,707	1,154,748

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,735	108,561	20,130	66,975	—
Annuity payments	—	(19,858)	(11,910)	(122,032)	—
Surrenders, withdrawals and death benefits	(386,613)	(1,359,909)	(1,415,906)	(970,098)	(4,922,985)
Net transfers between other subaccounts
or fixed rate option	2,115	294,526	168,452	61,973	(9,756,589)
Miscellaneous transactions	17	408	627	863	311
Other charges	(1,012)	(18,931)	(15,049)	(12,673)	(12,984)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(381,758)	(995,203)	(1,253,656)	(974,992)	(14,692,247)

TOTAL INCREASE (DECREASE) IN NET ASSETS	321,038	3,732,314	1,388,071	247,715	(13,537,499)

NET ASSETS
Beginning of period	2,168,393	13,688,282	11,346,349	9,270,429	35,804,573
End of period	$2,489,431	$17,420,596	$12,734,420	$9,518,144	$22,267,074

Beginning units	87,526	523,427	497,525	543,368	3,078,757
Units issued	1,058	71,406	71,083	50,528	372,881
Units redeemed	(14,199)	(106,703)	(117,438)	(104,501)	(1,621,671)
Ending units	74,385	488,130	451,170	489,395	1,829,967
The accompanying notes are an integral part of these financial statements.
A74

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Invesco V.I. Diversified Dividend Fund (Series I)	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(1,228,587)	$(1,591,783)	$295,208	$5,484	$(47,527)
Capital gains distributions received	—	—	1,021,793	—	—
Net realized gain (loss) on shares redeemed	9,906,899	3,767,819	814,658	153	226,484
Net change in unrealized appreciation (depreciation) on investments	10,272,647	13,327,868	2,106,101	11,638	1,199,147
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	18,950,959	15,503,904	4,237,760	17,275	1,378,104

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	790,949	82,993	58,664	351	1,947
Annuity payments	—	(113,546)	(49,347)	—	—
Surrenders, withdrawals and death benefits	(39,802,564)	(9,674,249)	(2,613,884)	(8,270)	(162,012)
Net transfers between other subaccounts
or fixed rate option	3,685,345	4,064,532	(1,248,541)	—	(145,210)
Miscellaneous transactions	(13,515)	656	(223)	—	(1,277)
Other charges	(40,709)	(754,939)	(17,557)	(336)	(3,314)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(35,380,494)	(6,394,553)	(3,870,888)	(8,255)	(309,866)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(16,429,535)	9,109,351	366,872	9,020	1,068,238

NET ASSETS
Beginning of period	107,939,182	96,136,476	19,317,341	309,060	4,143,171
End of period	$91,509,647	$105,245,827	$19,684,213	$318,080	$5,211,409

Beginning units	7,619,710	8,103,603	1,117,683	28,546	208,485
Units issued	1,555,017	2,058,186	154,807	20	1,174
Units redeemed	(3,863,973)	(2,589,380)	(348,363)	(762)	(14,747)
Ending units	5,310,754	7,572,409	924,127	27,804	194,912

The accompanying notes are an integral part of these financial statements.
A75

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Wells Fargo VT Opportunity Fund (Class 1)	Wells Fargo VT Opportunity Fund (Class 2)	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023	AST MFS Growth Allocation Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(21,268)	$(50,702)	$(1,437,180)	$(395,281)	$(2,165,915)
Capital gains distributions received	286,293	510,299	—	—	—
Net realized gain (loss) on shares redeemed	176,756	222,736	1,958,643	40,452	5,748,441
Net change in unrealized appreciation (depreciation) on investments	195,615	471,080	7,466,365	1,611,262	24,306,317
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	637,396	1,153,413	7,987,828	1,256,433	27,888,843

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	5,351	5,359	16,316	—	859,717
Annuity payments	(5,586)	(5,233)	(115,823)	—	(223,773)
Surrenders, withdrawals and death benefits	(176,067)	(452,694)	(15,493,292)	(4,911,339)	(14,267,304)
Net transfers between other subaccounts
or fixed rate option	(206,278)	(112,329)	39,684,516	(1,252,043)	13,308,648
Miscellaneous transactions	(189)	(172)	189	1,779	2,058
Other charges	(4,166)	(1,180)	(947,415)	(15,192)	(836,236)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(386,935)	(566,249)	23,144,491	(6,176,795)	(1,156,890)

TOTAL INCREASE (DECREASE) IN NET ASSETS	250,461	587,164	31,132,319	(4,920,362)	26,731,953

NET ASSETS
Beginning of period	2,216,788	4,094,903	82,423,110	27,533,961	132,335,519
End of period	$2,467,249	$4,682,067	$113,555,429	$22,613,599	$159,067,472

Beginning units	110,740	208,279	7,471,492	2,749,972	10,165,866
Units issued	3,758	180	4,828,005	1,233,369	2,003,911
Units redeemed	(19,656)	(24,742)	(2,860,630)	(1,903,675)	(2,115,478)
Ending units	94,842	183,717	9,438,867	2,079,666	10,054,299
The accompanying notes are an integral part of these financial statements.
A76

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	Invesco V.I. Mid Cap Growth Fund (Series I)	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(24,226)	$(876,238)	$(177,848)	$(721,958)	$(29,037)
Capital gains distributions received	—	—	1,952,567	—	—
Net realized gain (loss) on shares redeemed	14,044	2,569,179	(8,835)	3,376,121	(43,088)
Net change in unrealized appreciation (depreciation) on investments	366,262	13,514,164	1,870,234	93,709	483,616
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	356,080	15,207,105	3,636,118	2,747,872	411,491

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	575	150,711	31,352	—	5,918
Annuity payments	—	(6,306)	(59,066)	—	—
Surrenders, withdrawals and death benefits	(89,789)	(5,634,880)	(1,499,499)	(9,987,874)	(510,416)
Net transfers between other subaccounts
or fixed rate option	1,192,558	11,237,702	752,894	(45,483,322)	(438,234)
Miscellaneous transactions	—	321	1,450	(949)	(43)
Other charges	(168)	(529,282)	(14,927)	(12,593)	(703)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,103,176	5,218,266	(787,796)	(55,484,738)	(943,478)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,459,256	20,425,371	2,848,322	(52,736,866)	(531,987)

NET ASSETS
Beginning of period	1,990,831	51,454,098	11,252,264	69,796,444	2,983,367
End of period	$3,450,087	$71,879,469	$14,100,586	$17,059,578	$2,451,380

Beginning units	196,633	3,111,678	713,290	7,217,549	304,509
Units issued	153,278	1,222,081	168,709	487,266	48,023
Units redeemed	(48,392)	(949,431)	(210,064)	(6,038,760)	(136,616)
Ending units	301,519	3,384,328	671,935	1,666,055	215,916
The accompanying notes are an integral part of these financial statements.
A77

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST ClearBridge Dividend Growth Portfolio	Columbia Variable Portfolio - Government Money Market Fund (Class 1)	Columbia Variable Portfolio - Income Opportunities Fund (Class 1)	AST AQR Large-Cap Portfolio	AST Large-Cap Core Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(815,119)	$6,889	$6,539	$(52,425)	$(43,345)
Capital gains distributions received	—	327	—	—	—
Net realized gain (loss) on shares redeemed	2,873,441	—	(1,693)	328,485	242,755
Net change in unrealized appreciation (depreciation) on investments	12,167,437	—	17,423	441,850	432,429
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	14,225,759	7,216	22,269	717,910	631,839

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	38,370	331	125	1,190	84,817
Annuity payments	(77,843)	(848)	—	(39,289)	—
Surrenders, withdrawals and death benefits	(6,958,794)	(700,275)	(4,119)	(511,703)	(356,595)
Net transfers between other subaccounts
or fixed rate option	11,238,499	670,727	—	(60,340)	(126,620)
Miscellaneous transactions	3,900	(404)	—	(324)	663
Other charges	(468,226)	(850)	(140)	(2,492)	(5,642)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	3,775,906	(31,319)	(4,134)	(612,958)	(403,377)

TOTAL INCREASE (DECREASE) IN NET ASSETS	18,001,665	(24,103)	18,135	104,952	228,462

NET ASSETS
Beginning of period	45,985,746	772,855	146,517	3,555,130	2,784,738
End of period	$63,987,411	$748,752	$164,652	$3,660,082	$3,013,200

Beginning units	2,982,173	80,250	13,021	227,658	174,582
Units issued	1,351,408	69,411	6	63,566	42,104
Units redeemed	(1,150,498)	(72,552)	(336)	(98,197)	(63,551)
Ending units	3,183,083	77,109	12,691	193,027	153,135
The accompanying notes are an integral part of these financial statements.
A78

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Bond Portfolio 2025	AST Bond Portfolio 2026	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(976,413)	$(1,527,285)	$(1,506,965)	$215,998	$(333,822)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	5,429,337	3,429,959	5,485,640	1,079,591	3,307,188
Net change in unrealized appreciation (depreciation) on investments	(596,387)	4,662,780	4,645,262	4,040,394	(579,032)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	3,856,537	6,565,454	8,623,937	5,335,983	2,394,334

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	129	—	185,077	—
Annuity payments	(98,849)	(341,275)	(60,159)	(95,089)	(107,162)
Surrenders, withdrawals and death benefits	(10,366,013)	(19,121,777)	(15,920,136)	(3,084,715)	(6,409,110)
Net transfers between other subaccounts
or fixed rate option	(58,292,143)	(5,398,997)	(68,370,199)	116,356	(29,119,812)
Miscellaneous transactions	(1,043)	2,601	837	(45)	209,776
Other charges	(13,832)	(35,378)	(43,990)	(35,777)	(7,548)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(68,771,880)	(24,894,697)	(84,393,647)	(2,914,193)	(35,433,856)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(64,915,343)	(18,329,243)	(75,769,710)	2,421,790	(33,039,522)

NET ASSETS
Beginning of period	90,197,888	102,850,519	136,811,002	27,325,627	44,210,817
End of period	$25,282,545	$84,521,276	$61,041,292	$29,747,417	$11,171,295

Beginning units	8,174,197	10,593,189	14,157,239	2,478,535	4,569,524
Units issued	715,881	4,652,658	1,158,688	367,672	2,843,734
Units redeemed	(6,732,635)	(7,259,214)	(9,526,388)	(616,382)	(6,369,189)
Ending units	2,157,443	7,986,633	5,789,539	2,229,825	1,044,069
The accompanying notes are an integral part of these financial statements.
A79

FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Bond Portfolio 2029	AST Bond Portfolio 2030
	1/1/2019	1/2/2019*
	to	to
	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(255,093)	$(119,989)
Capital gains distributions received	—	—
Net realized gain (loss) on shares redeemed	874,814	62,417
Net change in unrealized appreciation (depreciation) on investments	63,911	(242,366)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	683,632	(299,938)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—
Annuity payments	—	—
Surrenders, withdrawals and death benefits	(5,706,058)	(1,329,439)
Net transfers between other subaccounts
or fixed rate option	23,059,239	17,837,865
Miscellaneous transactions	(954)	165,402
Other charges	(4,923)	(780)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	17,347,304	16,673,048

TOTAL INCREASE (DECREASE) IN NET ASSETS	18,030,936	16,373,110

NET ASSETS
Beginning of period	7,496,819	—
End of period	$25,527,755	$16,373,110

Beginning units	776,787	—
Units issued	3,070,444	5,967,895
Units redeemed	(1,468,459)	(4,513,593)
Ending units	2,378,772	1,454,302

* Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A80

NOTES TO FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
DECEMBER 31, 2020

Note 1:    General
Prudential Annuities Life Assurance Corporation Variable Account B (“the Account”) was established under the laws of the State of Connecticut on November 25, 1987 to fund variable annuities offered by Prudential Annuities Life Assurance Corporation (“Prudential Annuities”). Prudential Annuities is an indirect, wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Prudential Annuities. The assets of the Account will not be charged with any liabilities arising out of any other business Prudential Annuities may conduct. However, the Account’s obligations, including insurance benefits related to the variable annuities, are the obligations of Prudential Annuities.
On August 30, 2013, Prudential Annuities received approval from the Arizona and Connecticut Departments of Insurance to redomesticate Prudential Annuities from Connecticut to Arizona effective August 31, 2013. As a result of the redomestication, Prudential Annuities is now an Arizona insurance company and its principal insurance regulatory authority is the Arizona Department of Insurance. The Account is now operated in accordance with the laws of Arizona. There was no impact to the operation of the Account.
The Account is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is used as a funding vehicle for several flexible premium deferred individual variable annuity contracts, as well as two immediate individual variable annuities issued by Prudential Annuities (individually, a “contract” or "product" and collectively, the “contracts” or "products"). The following is a list of each contract funded through the Account.

Advanced Series Advisor Plan (“ASAP”)	Advanced Series XTra Credit FOUR Premier (“XTra Credit
Advanced Series Advisor Plan II (“ASAP II”)	FOUR Premier")
Advanced Series Advisor Plan II Premier (“ASAP II	Advanced Series XTra Credit Premier (“XTra Credit
Premier”)	Premier”)
Advanced Series Advisor Plan III (“ASAP III”)	Advanced Series XTra Credit SIX (“XTra Credit SIX”)
Advanced Series Advisors Choice (“Choice”)	Alliance Capital Navigator (“ACN”)
Advanced Series Advisors Choice 2000 (“Choice 2000”)	Defined Investments Annuity
Advanced Series Advisors Income Annuity (“ASAIA”)	Emerald Choice
Advanced Series Apex (“Apex”)	Galaxy Variable Annuity III (“Galaxy III”)
Advanced Series Apex II (“Apex II”)	Harvester Variable Annuity (“Harvester Variable Annuity”)
Advanced Series Cornerstone ("AS Cornerstone")	Harvester XTra Credit (“Harvester XTra Credit”)
Advanced Series Impact (“AS Impact”)	Imperium
Advanced Series LifeVest (“ASL”)	LifeVest Personal Security Annuity (“PSA”)
Advanced Series LifeVest II (“ASL II”)	Prudential FlexGuard
Advanced Series LifeVest II Premier (ASL II Premier”)	Stagecoach Apex II
Advanced Series LifeVest Premier (“ASL Premier”)	Stagecoach ASAP III
Advanced Series Optimum ("Optimum")	Stagecoach XTra Credit SIX
Advanced Series Optimum Four ("Optimum Four")	Wells Fargo Stagecoach Apex
Advanced Series Optimum Plus ("Optimum Plus")	Wells Fargo Stagecoach Extra Credit Variable Annuity
Advanced Series Optimum XTra ("Optimum XTra")	(“Stagecoach Extra Credit”)
Advanced Series Protector (“AS Protector”)	Wells Fargo Stagecoach Variable Annuity (“Stagecoach”)
Advanced Series Variable Immediate Annuity (“ASVIA”)	Wells Fargo Stagecoach Variable Annuity Flex (“Stagecoach
Advanced Series XTra Credit (“XTra Credit”)	Flex”)
Advanced Series XTra Credit EIGHT (“XTra Credit EIGHT”)	Wells Fargo Stagecoach Variable Annuity Plus (“Stagecoach
Advanced Series XTra Credit FOUR (“XTtra Credit FOUR”)	VA+”)

The contracts may be used as an investment vehicle for “qualified” investments, including an Individual Retirement Account, Simplified Employee Pension Individual Retirement Account, Roth Individual Retirement Account or Tax Sheltered Annuity (or 403(b)) or as an investment vehicle for “non-qualified” investments. When a contract is purchased as a “qualified” investment, it does not provide any tax advantages in addition to the preferential treatment already available under the Internal Revenue Code.
A81

Note 1:    General (continued)
The contracts offer the option to invest in various subaccounts listed below, each of which invests in a corresponding portfolio of either The Prudential Series Fund, the Advanced Series Trust or one of the non-Prudential administered funds (collectively, the “Portfolios”). Investment options vary by contract.
The corresponding subaccount names are as follows:

AST T. Rowe Price Large-Cap Growth Portfolio	ProFund VP Financials
AST Government Money Market Portfolio	ProFund VP U.S. Government Plus
AST Cohen & Steers Realty Portfolio	ProFund VP Health Care
AST J.P. Morgan Strategic Opportunities Portfolio	Access VP High Yield Fund
AST T. Rowe Price Large-Cap Value Portfolio	ProFund VP Industrials
AST High Yield Portfolio	ProFund VP Internet
AST Small-Cap Growth Opportunities Portfolio	ProFund VP Japan
AST WEDGE Capital Mid-Cap Value Portfolio	ProFund VP Precious Metals
AST Small-Cap Value Portfolio	ProFund VP Mid-Cap Growth
AST Mid-Cap Growth Portfolio	ProFund VP Mid-Cap Value
AST Goldman Sachs Small-Cap Value Portfolio	ProFund VP Pharmaceuticals
AST Hotchkis & Wiley Large-Cap Value Portfolio	ProFund VP Real Estate
AST Loomis Sayles Large-Cap Growth Portfolio	ProFund VP Rising Rates Opportunity
AST MFS Growth Portfolio	ProFund VP NASDAQ-100
AST Neuberger Berman/LSV Mid-Cap Value Portfolio	ProFund VP Semiconductor
AST Small-Cap Growth Portfolio	ProFund VP Small-Cap Growth
AST BlackRock Low Duration Bond Portfolio	ProFund VP Short Mid-Cap
AST BlackRock/Loomis Sayles Bond Portfolio	ProFund VP Short NASDAQ-100
AST QMA US Equity Alpha Portfolio	ProFund VP Short Small-Cap
AST T. Rowe Price Natural Resources Portfolio	ProFund VP Small-Cap Value
AST T. Rowe Price Asset Allocation Portfolio	ProFund VP Technology
AST International Value Portfolio	ProFund VP Telecommunications
AST MFS Global Equity Portfolio	ProFund VP UltraMid-Cap
AST J.P. Morgan International Equity Portfolio	ProFund VP UltraNASDAQ-100
AST Templeton Global Bond Portfolio*	ProFund VP UltraSmall-Cap
AST International Growth Portfolio	ProFund VP Utilities
AST Wellington Management Hedged Equity Portfolio	ProFund VP Large-Cap Growth
AST Capital Growth Asset Allocation Portfolio	ProFund VP Large-Cap Value
AST Academic Strategies Asset Allocation Portfolio	Rydex VT Nova Fund
AST Balanced Asset Allocation Portfolio	Rydex VT NASDAQ-100® Fund
AST Preservation Asset Allocation Portfolio	Rydex VT Inverse S&P 500® Strategy Fund
AST AllianzGI World Trends Portfolio	Invesco V.I. Health Care Fund (Series I)
AST J.P. Morgan Global Thematic Portfolio	Invesco V.I. Technology Fund (Series I)
AST Goldman Sachs Multi-Asset Portfolio	Wells Fargo VT Index Asset Allocation Fund (Class 2)
AST Western Asset Core Plus Bond Portfolio	Wells Fargo VT International Equity Fund (Class 2)
Davis Value Portfolio	Wells Fargo VT Small Cap Growth Fund (Class 2)
Columbia Variable Portfolio - Asset Allocation Fund	AST Fidelity Institutional AM℠ Quantitative Portfolio
(Class 1)**	AST Prudential Growth Allocation Portfolio
Columbia Variable Portfolio - Small Company	AST Advanced Strategies Portfolio
Growth Fund (Class 1)	AST Investment Grade Bond Portfolio
Prudential SP International Growth Portfolio (Class I)	AST Cohen & Steers Global Realty Portfolio
ProFund VP Asia 30	AST Emerging Markets Equity Portfolio (formerly AST
ProFund VP Banks	Parametric Emerging Markets Equity Portfolio)
ProFund VP Bear	AST Bond Portfolio 2020**
ProFund VP Biotechnology	AST Jennison Large-Cap Growth Portfolio
ProFund VP Basic Materials	AST Bond Portfolio 2021
ProFund VP UltraBull	Wells Fargo VT Omega Growth Fund (Class 2)
ProFund VP Bull	Wells Fargo VT Omega Growth Fund (Class 1)
ProFund VP Consumer Services	Wells Fargo VT Small Cap Growth Fund (Class 1)
ProFund VP Consumer Goods	Wells Fargo VT International Equity Fund (Class 1)
ProFund VP Oil & Gas	AST Bond Portfolio 2022
ProFund VP Europe 30	AST Quantitative Modeling Portfolio

A82

Note 1:    General (continued)

AST BlackRock Global Strategies Portfolio	AST AQR Large-Cap Portfolio*
Invesco V.I. Diversified Dividend Fund (Series I)	AST Large-Cap Core Portfolio (formerly AST
Columbia Variable Portfolio - U.S. Government	QMA Large-Cap Portfolio)
Mortgage Fund (Class 1)	AST Bond Portfolio 2025
Columbia Variable Portfolio - Large Cap	AST Bond Portfolio 2026
Growth Fund (Class 1)	AST Bond Portfolio 2027
Wells Fargo VT Opportunity Fund (Class 1)	NVIT Emerging Markets Fund (Class D)
Wells Fargo VT Opportunity Fund (Class 2)	AST Bond Portfolio 2028
AST Prudential Core Bond Portfolio	AST Bond Portfolio 2029***
AST Bond Portfolio 2023	AST Bond Portfolio 2030
AST MFS Growth Allocation Portfolio	AST Bond Portfolio 2031
AST Western Asset Emerging Markets Debt Portfolio	MFS® International Growth Portfolio (Service Shares)
AST MFS Large-Cap Value Portfolio	MFS® Total Return Bond Series (Service Shares)
Invesco V.I. Mid Cap Growth Fund (Series I)*	MFS® Total Return Series (Service Shares)
AST Bond Portfolio 2024	MFS® Value Series (Service Shares)
AST AQR Emerging Markets Equity Portfolio*	Prudential Government Money Market
AST ClearBridge Dividend Growth Portfolio	Portfolio (Class III)
Columbia Variable Portfolio - Government	Invesco Oppenheimer V.I. Discovery Mid Cap
Money Market Fund (Class 1)	Growth Fund (Series I)
Columbia Variable Portfolio - Income Opportunities	AST Global Bond Portfolio
Fund (Class 1)

*    Subaccount was no longer available for investment as of December 31, 2020.
**    Subaccount liquidated during the period ended December 31, 2020.
*** Subaccount was available for investment but had no assets as of December 31, 2020.
The following table sets forth the date at which a merger took place in the Account. The transfer from the removed subaccount to the surviving subaccount for the period ended December 31, 2020 is reflected in the Statements of Changes in Net Assets as net transfers between subaccounts and purchases and sales in Note 5.

Merger Date	Removed Portfolio	Surviving Portfolio
April 30, 2020	Invesco V.I. Mid Cap Growth Fund (Series I)	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (Series I)
August 14, 2020	AST AQR Emerging Markets Equity Portfolio	AST Emerging Markets Equity Portfolio
August 14, 2020	AST AQR Large-Cap Portfolio	AST Large-Cap Core Portfolio
November 13, 2020	AST Templeton Global Bond Portfolio	AST Global Bond Portfolio
The Portfolios are open-end management investment companies, and each portfolio of The Prudential Series Fund and the Advanced Series Trust is managed by affiliates of Prudential Annuities. Each subaccount of the Account indirectly bears exposure to the market, credit and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolios. Additional information on these Portfolios is available upon request to the appropriate companies.
New sales of certain products which invest in the Account have been discontinued. However, premium payments made by contract owners will continue to be received by the Account, subject to the rules of the products and any optional benefits, if elected.
COVID-19 - Beginning in the first quarter of 2020, the outbreak of the novel coronavirus (“COVID-19”) has resulted in extreme stress and disruption in the global economy and financial markets, and has adversely impacted, and may continue to adversely impact, the financial performance of the portfolios in which the subaccounts invest. Due to the highly uncertain nature of these conditions, it is not possible to estimate the ultimate impacts at this time. Management will continue to monitor developments, and their impact on the fair value of the portfolios, which may be materially adversely affected if the financial markets and/or the overall economy are impacted for an extended period.

A83

Note 2:    Significant Accounting Policies

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services-Investment Companies, which is part of the accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The most significant estimates relate to the valuation of investment in the Portfolios. Subsequent events have been evaluated through the date these financial statements were issued, and no adjustment or disclosure is required in the financial statements.
Investments - The investments in shares of the Portfolios are stated at the reported net asset value per share of the respective Portfolios, which is based on the fair value of the underlying securities in the respective Portfolios. All changes in fair value are recorded as net change in unrealized appreciation (depreciation) on investments in the Statements of Operations of the applicable subaccounts.
Security Transactions - Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold. Realized gains and losses on security transactions are determined based upon the first in, first out method.
Dividend Income and Distributions Received - Dividend and capital gain distributions received are reinvested in additional shares of the Portfolios and are recorded on the ex-distribution date.
Contracts in payout (annuitization) period - Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables. The assumed investment return varies by product version; 4 percent for Stabilized, 3 percent for Guaranteed, and from 3 percent to 7 percent as elected by the annuitant for Traditional.  Rates above 5 percent may be restricted in certain states. The mortality risk is fully borne by Prudential Annuities and may result in additional amounts being transferred into the Account by Prudential Annuities to cover greater longevity of annuitants than expected. A receivable is established for amounts due but not yet received. The amounts are included in “Contract owner net payments” on the Statements of Changes in Net Assets.

Note 3:    Fair Value Measurements
Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:
Level 1 - Fair value is based on unadjusted quoted prices in active markets for identical assets or liabilities that the Account can access.
Level 2 - Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the investment, either directly or indirectly, for substantially the full term of the investment through corroboration with observable market data. Level 2 inputs include the reported net asset value per share of the underlying portfolio, quoted market prices in active markets for similar investments, quoted market prices in markets that are not active for identical or similar investments, and other market observable inputs.
Level 3 - Fair value is based on at least one significant unobservable input for the investment, which may require significant judgment or estimation in determining the fair value.

As of December 31, 2020, management determined that the fair value inputs for all of the Account’s investments, which consist solely of investments in open-end mutual funds registered with the SEC, were considered Level 2.

A84

Note 4:    Taxes

Prudential Annuities is taxed as a “life insurance company” as defined by the Internal Revenue Code. The results of operations of the Account form a part of Prudential Financial’s consolidated federal tax return. No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential Annuities management will review periodically the status of the policy in the event of changes in the tax law.

Note 5:    Purchases and Sales of Investments
The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the Portfolios for the period ended December 31, 2020 were as follows:

	Purchases	Sales
AST T. Rowe Price Large-Cap Growth Portfolio	$173,419,256	$297,159,096
AST Government Money Market Portfolio	556,759,217	522,205,738
AST Cohen & Steers Realty Portfolio	53,785,064	66,375,561
AST J.P. Morgan Strategic Opportunities Portfolio	258,678,329	327,867,366
AST T. Rowe Price Large-Cap Value Portfolio	168,766,467	202,369,694
AST High Yield Portfolio	87,842,794	113,894,721
AST Small-Cap Growth Opportunities Portfolio	50,005,007	97,416,994
AST WEDGE Capital Mid-Cap Value Portfolio	32,944,494	35,607,667
AST Small-Cap Value Portfolio	54,365,491	69,907,660
AST Mid-Cap Growth Portfolio	124,750,092	197,053,503
AST Goldman Sachs Small-Cap Value Portfolio	80,153,866	90,423,061
AST Hotchkis & Wiley Large-Cap Value Portfolio	78,688,262	93,834,662
AST Loomis Sayles Large-Cap Growth Portfolio	90,319,979	263,280,434
AST MFS Growth Portfolio	52,118,051	88,420,304
AST Neuberger Berman/LSV Mid-Cap Value Portfolio	90,998,644	112,889,358
AST Small-Cap Growth Portfolio	61,843,030	85,972,838
AST BlackRock Low Duration Bond Portfolio	93,339,294	102,549,097
AST BlackRock/Loomis Sayles Bond Portfolio	457,188,665	502,671,116
AST QMA US Equity Alpha Portfolio	63,556,845	77,970,112
AST T. Rowe Price Natural Resources Portfolio	76,733,621	70,393,814
AST T. Rowe Price Asset Allocation Portfolio	725,366,187	922,434,791
AST International Value Portfolio	38,185,706	41,246,190
AST MFS Global Equity Portfolio	84,302,482	107,292,943
AST J.P. Morgan International Equity Portfolio	61,467,087	72,558,119
AST Templeton Global Bond Portfolio	35,683,849	149,793,657
AST International Growth Portfolio	51,508,217	105,509,595
AST Wellington Management Hedged Equity Portfolio	126,903,408	160,746,139
AST Capital Growth Asset Allocation Portfolio	1,015,030,905	1,402,291,886
AST Academic Strategies Asset Allocation Portfolio	671,527,248	801,678,786
AST Balanced Asset Allocation Portfolio	506,514,568	748,864,945
AST Preservation Asset Allocation Portfolio	428,065,877	557,372,160
AST AllianzGI World Trends Portfolio	340,088,438	389,152,363
AST J.P. Morgan Global Thematic Portfolio	277,515,185	324,784,911
AST Goldman Sachs Multi-Asset Portfolio	309,474,398	353,922,658
AST Western Asset Core Plus Bond Portfolio	319,446,773	356,615,989
Davis Value Portfolio	30,338	120,199
Columbia Variable Portfolio - Asset Allocation Fund (Class 1)	—	2,831,282
Columbia Variable Portfolio - Small Company Growth Fund (Class 1)	62	117,828
A85

Note 5:    Purchases and Sales of Investments (continued)

	Purchases	Sales
Prudential SP International Growth Portfolio (Class I)	$757,020	$1,836,207
ProFund VP Asia 30	2,811,405	4,126,257
ProFund VP Banks	4,352,032	5,442,672
ProFund VP Bear	13,713,211	13,617,799
ProFund VP Biotechnology	12,024,440	13,139,482
ProFund VP Basic Materials	2,053,484	2,608,121
ProFund VP UltraBull	12,318,120	14,083,345
ProFund VP Bull	41,942,661	45,907,264
ProFund VP Consumer Services	7,190,381	8,208,043
ProFund VP Consumer Goods	7,561,970	6,675,804
ProFund VP Oil & Gas	9,631,933	9,479,860
ProFund VP Europe 30	3,740,267	4,935,686
ProFund VP Financials	6,761,686	9,121,156
ProFund VP U.S. Government Plus	75,019,329	76,380,019
ProFund VP Health Care	14,450,362	15,879,975
Access VP High Yield Fund	8,481,799	12,116,021
ProFund VP Industrials	5,589,844	6,565,808
ProFund VP Internet	3,796,400	4,214,502
ProFund VP Japan	2,236,810	2,782,656
ProFund VP Precious Metals	52,898,820	53,745,615
ProFund VP Mid-Cap Growth	10,561,254	15,758,623
ProFund VP Mid-Cap Value	6,808,391	10,989,238
ProFund VP Pharmaceuticals	2,163,272	2,504,742
ProFund VP Real Estate	5,940,633	7,481,248
ProFund VP Rising Rates Opportunity	2,526,563	2,770,885
ProFund VP NASDAQ-100	148,495,328	144,219,283
ProFund VP Semiconductor	5,580,080	6,075,964
ProFund VP Small-Cap Growth	10,319,793	10,713,476
ProFund VP Short Mid-Cap	2,944,624	2,729,451
ProFund VP Short NASDAQ-100	4,266,750	4,213,134
ProFund VP Short Small-Cap	17,453,292	17,372,599
ProFund VP Small-Cap Value	12,641,390	11,599,903
ProFund VP Technology	7,909,022	9,127,459
ProFund VP Telecommunications	3,195,063	3,158,101
ProFund VP UltraMid-Cap	4,483,011	6,238,326
ProFund VP UltraNASDAQ-100	87,867,298	72,680,158
ProFund VP UltraSmall-Cap	21,908,606	22,793,273
ProFund VP Utilities	10,503,140	13,175,776
ProFund VP Large-Cap Growth	19,067,271	23,313,415
ProFund VP Large-Cap Value	8,076,553	10,199,450
Rydex VT Nova Fund	8,792	221,895
Rydex VT NASDAQ-100® Fund	29,011	1,473,427
Rydex VT Inverse S&P 500® Strategy Fund	3,480	870
Invesco V.I. Health Care Fund (Series I)	2,556,237	7,269,682
Invesco V.I. Technology Fund (Series I)	3,441,922	6,114,064
Wells Fargo VT Index Asset Allocation Fund (Class 2)	55,626	1,838,320
Wells Fargo VT International Equity Fund (Class 2)	6,567	24,014
Wells Fargo VT Small Cap Growth Fund (Class 2)	108,544	170,451
AST Fidelity Institutional AM℠ Quantitative Portfolio	392,251,512	479,402,989
AST Prudential Growth Allocation Portfolio	2,160,171,114	2,503,868,509
AST Advanced Strategies Portfolio	433,175,291	592,232,050
AST Investment Grade Bond Portfolio	8,963,470,811	9,775,145,157
AST Cohen & Steers Global Realty Portfolio	21,054,303	22,870,928
AST Emerging Markets Equity Portfolio	78,996,068	76,690,697
A86

Note 5:    Purchases and Sales of Investments (continued)

	Purchases	Sales
AST Bond Portfolio 2020	$24,988,392	$95,371,581
AST Jennison Large-Cap Growth Portfolio	80,201,904	58,707,981
AST Bond Portfolio 2021	83,801,900	33,765,937
Wells Fargo VT Omega Growth Fund (Class 2)	49,168	881,878
Wells Fargo VT Omega Growth Fund (Class 1)	2,341,525	5,233,112
Wells Fargo VT Small Cap Growth Fund (Class 1)	3,193,151	4,330,027
Wells Fargo VT International Equity Fund (Class 1)	694,381	2,228,476
AST Bond Portfolio 2022	9,370,928	15,089,113
AST Quantitative Modeling Portfolio	6,206,393	39,884,663
AST BlackRock Global Strategies Portfolio	50,221,121	59,732,034
Invesco V.I. Diversified Dividend Fund (Series I)	1,907,267	4,955,227
Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)	33,730	40,697
Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)	1,292	699,767
Wells Fargo VT Opportunity Fund (Class 1)	48,280	370,993
Wells Fargo VT Opportunity Fund (Class 2)	7,475	358,887
AST Prudential Core Bond Portfolio	124,986,466	93,554,492
AST Bond Portfolio 2023	7,912,856	13,471,643
AST MFS Growth Allocation Portfolio	71,409,353	68,724,957
AST Western Asset Emerging Markets Debt Portfolio	1,337,365	1,525,557
AST MFS Large-Cap Value Portfolio	51,136,322	42,775,784
Invesco V.I. Mid Cap Growth Fund (Series I)	1,071,487	14,254,280
AST Bond Portfolio 2024	36,101,944	47,713,151
AST AQR Emerging Markets Equity Portfolio	773,072	3,167,605
AST ClearBridge Dividend Growth Portfolio	42,752,075	42,905,054
Columbia Variable Portfolio - Government Money Market Fund (Class 1)	3,184,954	354,405
Columbia Variable Portfolio - Income Opportunities Fund (Class 1)	50	25,052
AST AQR Large-Cap Portfolio	1,494,843	5,059,435
AST Large-Cap Core Portfolio	4,749,164	2,125,166
AST Bond Portfolio 2025	43,903,794	65,534,508
AST Bond Portfolio 2026	43,560,886	93,999,660
AST Bond Portfolio 2027	74,194,419	85,527,735
NVIT Emerging Markets Fund (Class D)	3,229,114	8,354,442
AST Bond Portfolio 2028	518,876	12,338,645
AST Bond Portfolio 2029	937,452	28,168,013
AST Bond Portfolio 2030	239,828,154	181,757,676
AST Bond Portfolio 2031	107,034,088	35,250,479
MFS® International Growth Portfolio (Service Shares)	576,314	72,243
MFS® Total Return Bond Series (Service Shares)	2,339,388	459,440
MFS® Total Return Series (Service Shares)	1,443,213	334,433
MFS® Value Series (Service Shares)	888,529	217,719
Prudential Government Money Market Portfolio (Class III)	160,487,495	94,885,417
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (Series I)	12,658,502	2,358,862
AST Global Bond Portfolio	109,032,335	1,156,708

Note 6:    Related Party Transactions
The Account has extensive transactions and relationships with Prudential Annuities and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties. Prudential Financial and its affiliates perform various services on behalf of the portfolios of The Prudential Series Fund and the Advanced Series Trust in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, postage, transfer agency and various other record keeping, administrative and customer service functions.
A87

Note 6:    Related Party Transactions (continued)

The Prudential Series Fund has entered into a management agreement with PGIM Investments LLC (“PGIM Investments”), and the Advanced Series Trust has entered into a management agreement with PGIM Investments and AST Investment Services, Inc., both indirect, wholly-owned subsidiaries of Prudential Financial (together, the “Investment Managers”). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisers’ performance of such services with respect to each portfolio of The Prudential Series Fund and the Advanced Series Trust. The Investment Managers have entered into subadvisory agreements with several subadvisers, including PGIM, Inc., PGIM Limited, Jennison Associates LLC, and QMA LLC, each of which are indirect, wholly-owned subsidiaries of Prudential Financial.
The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the Class I and Class II shares of the portfolios of The Prudential Series Fund. No distribution or service (12b-1) fees are paid to PIMS as distributor of the Class I shares of the portfolios of The Prudential Series Fund, which is the class of shares owned by the Account.
The Advanced Series Trust has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the shares of each portfolio of the Advanced Series Trust. Distribution and service fees are paid to PAD by most portfolios of the Advanced Series Trust.
Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of Prudential Financial, serves as the transfer agent of each portfolio of The Prudential Series Fund and the Advanced Series Trust.
Certain charges and fees of the portfolios of The Prudential Series Fund and the Advanced Series Trust may be waived and/or reimbursed by Prudential Annuities and its affiliates. Prudential Annuities and its affiliates reserve the right to discontinue these waivers/reimbursements at its discretion, subject to the contractual obligations of Prudential Annuities and its affiliates.
See The Prudential Series Fund and the Advanced Series Trust financial statements for further discussion of such expense and waiver/reimbursement arrangements. The Account indirectly bears the expenses of the underlying portfolios of The Prudential Series Fund and the Advanced Series Trust in which it invests, including the related party expenses disclosed above.
In 2016, Prudential Financial self-reported to the SEC and the U.S. Department of Labor (“DOL”), and notified other regulators, that in some cases it failed to maximize securities lending income for the benefit of certain portfolios of The Prudential Series Fund and the Advanced Series Trust due to a long-standing restriction benefitting Prudential Financial that limited the availability of loanable securities. Prudential Financial has removed the restriction and implemented a remediation plan for the benefit of customers. As part of Prudential Financial’s review of this matter, in 2018 it further self-reported to the SEC, and notified other regulators, that in some cases it failed to timely process foreign tax reclaims for certain portfolios of The Prudential Series Fund and the Advanced Series Trust. Prudential Financial has corrected the foreign tax reclaim process and has implemented a remediation plan for the benefit of customers. The DOL’s review of the securities lending matter is closed. In September 2019, Prudential Financial reached a settlement of these matters with the SEC. As part of the settlement Prudential Financial agreed to pay a fine of $5 million and disgorgement of $27.6 million, and consented to the entry of an Administrative Order containing findings that two subsidiaries of Prudential Financial violated certain sections of the Investment Advisers Act of 1940 and the Investment Advisers Act Rules and ordering the subsidiaries to cease and desist from committing or causing any violations and any future violations of those provisions. In reaching this settlement, Prudential Financial neither admitted nor denied the SEC’s findings.
A88

Note 7:    Financial Highlights

Prudential Annuities sells a number of variable annuity products that are funded through the Account. These products have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.
In the table below, the units, the net assets, the investment income ratio, and the ranges of lowest to highest unit values, expense ratios, and total returns are presented for the products offered by Prudential Annuities and funded through the Account. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the ranges. The summary may not reflect the minimum and maximum contract charges as contract owners may not have selected all available contract options offered by Prudential Annuities.

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST T. Rowe Price Large-Cap Growth Portfolio
December 31, 2020	10,280	$30.07	to	$88.86	$661,552	0.00%	0.65%	to	3.05%	35.54%	to	38.90%
December 31, 2019	13,441	$22.01	to	$63.97	$606,032	0.00%	0.65%	to	3.05%	24.32%	to	27.40%
December 31, 2018	15,215	$17.56	to	$50.22	$519,986	0.00%	0.65%	to	3.05%	0.68%	to	3.19%
December 31, 2017	19,217	$17.29	to	$48.67	$608,038	0.00%	0.65%	to	3.05%	33.69%	to	36.99%
December 31, 2016	23,078	$12.83	to	$35.52	$496,241	0.00%	0.65%	to	3.05%	-0.43%	to	2.03%

	AST Government Money Market Portfolio
December 31, 2020	42,691	$7.23	to	$14.95	$490,379	0.20%	0.65%	to	3.05%	-2.83%	to	-0.43%
December 31, 2019	39,170	$7.44	to	$15.02	$454,830	1.68%	0.65%	to	3.05%	-1.41%	to	1.03%
December 31, 2018	43,995	$7.54	to	$14.86	$498,582	1.29%	0.65%	to	3.05%	-1.81%	to	0.64%
December 31, 2017	45,354	$7.68	to	$14.77	$497,232	0.33%	0.65%	to	3.05%	-2.71%	to	-0.31%
December 31, 2016	53,816	$7.90	to	$14.82	$583,214	0.00%	0.65%	to	3.05%	-3.04%	to	-0.65%

	AST Cohen & Steers Realty Portfolio
December 31, 2020	2,139	$22.26	to	$60.92	$110,379	0.00%	0.65%	to	2.75%	-5.51%	to	-3.47%
December 31, 2019	2,450	$23.56	to	$63.11	$129,946	0.00%	0.65%	to	2.75%	27.61%	to	30.36%
December 31, 2018	2,630	$18.46	to	$48.41	$106,002	0.00%	0.65%	to	3.05%	-7.68%	to	-5.38%
December 31, 2017	3,435	$19.94	to	$51.16	$145,631	0.00%	0.65%	to	3.05%	3.01%	to	5.56%
December 31, 2016	3,928	$19.29	to	$48.47	$158,082	0.00%	0.65%	to	3.05%	1.63%	to	4.13%

	AST J.P. Morgan Strategic Opportunities Portfolio
December 31, 2020	26,192	$13.71	to	$41.42	$680,844	0.00%	0.65%	to	3.05%	7.96%	to	10.63%
December 31, 2019	29,386	$12.67	to	$37.44	$686,631	0.00%	0.65%	to	3.05%	11.11%	to	13.86%
December 31, 2018	32,036	$11.38	to	$32.88	$609,931	0.00%	0.65%	to	3.05%	-8.04%	to	-5.75%
December 31, 2017	43,506	$12.35	to	$34.89	$844,160	0.00%	0.65%	to	3.05%	8.73%	to	11.41%
December 31, 2016	51,382	$11.34	to	$31.31	$845,591	0.00%	0.65%	to	3.05%	0.68%	to	3.16%

	AST T. Rowe Price Large-Cap Value Portfolio
December 31, 2020	29,924	$14.93	to	$29.68	$659,702	0.00%	0.65%	to	3.05%	-1.02%	to	1.43%
December 31, 2019	31,214	$15.04	to	$29.33	$683,295	0.00%	0.65%	to	3.05%	22.13%	to	25.15%
December 31, 2018	4,142	$12.28	to	$23.50	$75,127	0.00%	0.65%	to	3.05%	-12.48%	to	-10.30%
December 31, 2017	4,448	$13.99	to	$26.26	$90,219	0.00%	0.65%	to	3.05%	13.01%	to	15.80%
December 31, 2016	4,705	$12.34	to	$22.74	$82,219	0.00%	0.65%	to	3.05%	2.90%	to	5.44%

	AST High Yield Portfolio
December 31, 2020	5,073	$14.92	to	$37.10	$145,034	0.00%	0.65%	to	3.05%	-0.49%	to	1.97%
December 31, 2019	5,969	$14.95	to	$36.39	$166,925	0.00%	0.65%	to	3.05%	11.78%	to	14.55%
December 31, 2018	5,738	$13.33	to	$31.77	$138,111	0.00%	0.65%	to	3.05%	-4.99%	to	-2.63%
December 31, 2017	7,950	$13.99	to	$32.62	$194,209	0.00%	0.65%	to	3.05%	4.20%	to	6.77%
December 31, 2016	9,501	$13.38	to	$30.55	$212,196	0.00%	0.65%	to	3.05%	11.89%	to	14.65%

	AST Small-Cap Growth Opportunities Portfolio
December 31, 2020	5,446	$31.17	to	$83.55	$245,695	0.00%	0.65%	to	3.05%	31.07%	to	34.31%
December 31, 2019	6,718	$23.71	to	$62.37	$229,610	0.00%	0.65%	to	3.05%	32.32%	to	35.60%
December 31, 2018	7,441	$17.87	to	$46.11	$189,953	0.00%	0.65%	to	3.05%	-13.58%	to	-11.43%
December 31, 2017	8,622	$20.61	to	$52.19	$251,830	0.00%	0.65%	to	3.05%	23.81%	to	26.86%
December 31, 2016	9,808	$16.59	to	$41.24	$225,040	0.00%	0.65%	to	3.05%	4.42%	to	7.00%
A89

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST WEDGE Capital Mid-Cap Value Portfolio
December 31, 2020	2,324	$17.32	to	$36.20	$63,399	0.00%	0.65%	to	3.05%	-8.69%	to	-6.42%
December 31, 2019	2,381	$18.91	to	$38.79	$69,244	0.00%	0.65%	to	3.05%	15.51%	to	18.37%
December 31, 2018	2,380	$16.32	to	$32.85	$58,213	0.00%	0.65%	to	3.05%	-19.09%	to	-17.07%
December 31, 2017	3,003	$20.10	to	$39.71	$88,731	0.00%	0.65%	to	3.05%	14.93%	to	17.76%
December 31, 2016	3,333	$17.44	to	$33.81	$83,455	0.00%	0.65%	to	3.05%	10.53%	to	13.25%

	AST Small-Cap Value Portfolio
December 31, 2020	5,019	$19.25	to	$54.67	$198,436	0.00%	0.65%	to	3.05%	-2.21%	to	0.21%
December 31, 2019	5,273	$19.62	to	$54.56	$209,773	0.00%	0.65%	to	3.05%	18.26%	to	21.19%
December 31, 2018	5,928	$16.54	to	$45.02	$192,079	0.00%	0.65%	to	3.05%	-19.62%	to	-17.62%
December 31, 2017	6,985	$20.52	to	$54.65	$273,950	0.00%	0.65%	to	3.05%	4.08%	to	6.65%
December 31, 2016	7,880	$19.65	to	$51.24	$289,355	0.00%	0.65%	to	3.05%	25.27%	to	28.36%

	AST Mid-Cap Growth Portfolio
December 31, 2020	21,709	$15.27	to	$66.67	$503,597	0.00%	0.65%	to	3.05%	30.73%	to	33.96%
December 31, 2019	25,435	$11.58	to	$49.89	$455,112	0.00%	0.65%	to	3.05%	26.19%	to	29.31%
December 31, 2018	26,547	$9.10	to	$38.68	$385,253	0.00%	0.65%	to	3.05%	-7.28%	to	-4.97%
December 31, 2017	32,135	$9.74	to	$40.81	$501,919	0.00%	0.65%	to	3.05%	23.23%	to	26.27%
December 31, 2016	35,196	$7.84	to	$32.40	$437,212	0.00%	0.65%	to	3.05%	-1.45%	to	0.98%

	AST Goldman Sachs Small-Cap Value Portfolio
December 31, 2020	2,980	$22.42	to	$73.45	$160,330	0.00%	0.65%	to	3.05%	-0.69%	to	1.77%
December 31, 2019	3,303	$22.50	to	$72.17	$170,091	0.00%	0.65%	to	3.05%	18.90%	to	21.84%
December 31, 2018	3,453	$18.07	to	$59.23	$139,768	0.00%	0.65%	to	3.05%	-16.70%	to	-14.63%
December 31, 2017	4,501	$22.58	to	$69.38	$209,088	0.00%	0.65%	to	3.05%	8.78%	to	11.46%
December 31, 2016	5,051	$20.69	to	$62.25	$208,348	0.00%	0.65%	to	3.05%	20.53%	to	23.50%

	AST Hotchkis & Wiley Large-Cap Value Portfolio
December 31, 2020	8,090	$16.37	to	$53.11	$240,505	0.00%	0.65%	to	3.05%	-2.79%	to	-0.38%
December 31, 2019	8,593	$16.78	to	$53.31	$257,162	0.00%	0.65%	to	3.05%	25.57%	to	28.68%
December 31, 2018	9,572	$13.32	to	$41.43	$214,521	0.00%	0.65%	to	3.05%	-16.79%	to	-14.71%
December 31, 2017	11,149	$15.96	to	$48.58	$287,726	0.00%	0.65%	to	3.05%	15.57%	to	18.42%
December 31, 2016	12,782	$13.77	to	$41.02	$270,244	0.00%	0.65%	to	3.05%	16.24%	to	19.11%

	AST Loomis Sayles Large-Cap Growth Portfolio
December 31, 2020	15,676	$32.35	to	$81.31	$906,657	0.00%	0.65%	to	3.05%	27.58%	to	30.74%
December 31, 2019	19,751	$25.15	to	$62.19	$863,936	0.00%	0.65%	to	3.05%	27.62%	to	30.77%
December 31, 2018	23,113	$19.54	to	$47.56	$765,763	0.00%	0.65%	to	3.05%	-5.67%	to	-3.32%
December 31, 2017	29,004	$20.55	to	$49.19	$981,815	0.00%	0.65%	to	3.05%	28.95%	to	32.13%
December 31, 2016	35,250	$15.81	to	$37.23	$888,257	0.00%	0.65%	to	3.05%	2.36%	to	4.89%

	AST MFS Growth Portfolio
December 31, 2020	7,197	$25.38	to	$59.58	$265,521	0.00%	0.65%	to	3.05%	26.50%	to	29.63%
December 31, 2019	8,373	$19.90	to	$46.08	$240,347	0.00%	0.65%	to	3.05%	33.58%	to	36.88%
December 31, 2018	9,277	$14.77	to	$33.75	$195,746	0.00%	0.65%	to	3.05%	-0.98%	to	1.48%
December 31, 2017	10,885	$14.80	to	$33.34	$227,748	0.00%	0.65%	to	3.05%	26.73%	to	29.86%
December 31, 2016	12,479	$11.58	to	$25.74	$199,926	0.00%	0.65%	to	3.05%	-1.19%	to	1.25%

	AST Neuberger Berman/LSV Mid-Cap Value Portfolio
December 31, 2020	5,293	$18.99	to	$79.25	$271,242	0.00%	0.65%	to	3.05%	-4.78%	to	-2.42%
December 31, 2019	5,810	$19.89	to	$81.21	$302,162	0.00%	0.65%	to	3.05%	17.32%	to	20.23%
December 31, 2018	6,356	$15.60	to	$67.55	$267,239	0.00%	0.65%	to	3.05%	-19.01%	to	-16.99%
December 31, 2017	7,778	$20.80	to	$81.37	$384,829	0.00%	0.65%	to	3.05%	10.33%	to	13.05%
December 31, 2016	8,644	$18.79	to	$71.98	$374,923	0.00%	0.65%	to	3.05%	14.63%	to	17.46%

	AST Small-Cap Growth Portfolio
December 31, 2020	3,188	$34.90	to	$91.35	$195,652	0.00%	0.65%	to	3.05%	43.87%	to	47.42%
December 31, 2019	3,946	$24.12	to	$61.97	$159,837	0.00%	0.65%	to	3.05%	26.15%	to	29.27%
December 31, 2018	4,256	$18.29	to	$47.93	$126,575	0.00%	0.65%	to	3.05%	-11.21%	to	-9.00%
December 31, 2017	5,038	$21.29	to	$52.68	$163,901	0.00%	0.65%	to	3.05%	20.15%	to	23.11%
December 31, 2016	5,459	$17.62	to	$42.79	$143,792	0.00%	0.65%	to	3.05%	8.67%	to	11.35%

A90

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST BlackRock Low Duration Bond Portfolio
December 31, 2020	18,593	$9.04	to	$21.59	$278,466	0.00%	0.65%	to	3.05%	-0.56%	to	1.90%
December 31, 2019	19,028	$9.09	to	$21.19	$281,419	0.00%	0.65%	to	3.05%	1.43%	to	3.94%
December 31, 2018	19,133	$8.96	to	$20.39	$272,437	0.00%	0.65%	to	3.05%	-2.35%	to	0.09%
December 31, 2017	22,957	$9.18	to	$20.37	$324,560	0.00%	0.65%	to	3.05%	-1.39%	to	1.05%
December 31, 2016	24,854	$9.31	to	$20.16	$347,994	0.00%	0.65%	to	3.05%	-1.46%	to	0.98%

	AST BlackRock/Loomis Sayles Bond Portfolio
December 31, 2020	47,997	$12.04	to	$34.96	$1,079,721	0.00%	0.65%	to	3.05%	4.09%	to	6.67%
December 31, 2019	50,847	$11.57	to	$32.77	$1,052,390	0.00%	0.65%	to	3.05%	5.89%	to	8.52%
December 31, 2018	53,191	$10.90	to	$30.20	$972,143	0.00%	0.65%	to	3.05%	-3.71%	to	-1.31%
December 31, 2017	67,284	$11.30	to	$30.60	$1,223,685	0.00%	0.65%	to	3.05%	1.19%	to	3.68%
December 31, 2016	70,181	$11.14	to	$29.51	$1,214,178	0.00%	0.65%	to	3.05%	1.06%	to	3.55%

	AST QMA US Equity Alpha Portfolio
December 31, 2020	4,416	$18.23	to	$39.51	$139,091	0.00%	0.65%	to	3.05%	-8.08%	to	-5.80%
December 31, 2019	5,104	$19.67	to	$42.11	$168,503	0.00%	0.65%	to	3.05%	20.67%	to	23.66%
December 31, 2018	5,575	$16.17	to	$34.19	$147,401	0.00%	0.65%	to	3.05%	-11.03%	to	-8.82%
December 31, 2017	7,106	$18.02	to	$37.65	$201,546	0.00%	0.65%	to	3.05%	18.53%	to	21.46%
December 31, 2016	7,871	$15.08	to	$31.12	$178,788	0.00%	0.65%	to	3.05%	11.35%	to	14.10%

	AST T. Rowe Price Natural Resources Portfolio
December 31, 2020	3,430	$11.05	to	$57.18	$115,483	0.00%	0.65%	to	3.05%	-5.21%	to	-2.86%
December 31, 2019	3,451	$11.62	to	$58.86	$115,905	0.00%	0.65%	to	3.05%	13.30%	to	16.11%
December 31, 2018	3,167	$10.22	to	$50.70	$87,937	0.00%	0.65%	to	3.05%	-19.21%	to	-17.20%
December 31, 2017	4,768	$12.61	to	$61.23	$149,316	0.00%	0.65%	to	3.05%	6.95%	to	9.59%
December 31, 2016	5,286	$11.76	to	$55.87	$146,743	0.00%	0.65%	to	3.05%	20.82%	to	23.81%

	AST T. Rowe Price Asset Allocation Portfolio
December 31, 2020	65,855	$17.46	to	$61.34	$2,342,097	0.00%	0.65%	to	3.05%	9.10%	to	11.80%
December 31, 2019	74,975	$15.97	to	$54.87	$2,326,847	0.00%	0.65%	to	3.05%	17.16%	to	20.06%
December 31, 2018	84,099	$13.60	to	$45.70	$2,051,356	0.00%	0.65%	to	3.05%	-8.23%	to	-5.95%
December 31, 2017	106,379	$14.79	to	$48.59	$2,636,866	0.00%	0.65%	to	3.05%	11.90%	to	14.66%
December 31, 2016	121,958	$13.19	to	$42.38	$2,484,301	0.00%	0.65%	to	3.05%	4.27%	to	6.85%

	AST International Value Portfolio
December 31, 2020	5,607	$9.12	to	$26.51	$104,580	0.00%	0.65%	to	3.05%	-3.64%	to	-1.25%
December 31, 2019	5,672	$9.39	to	$26.92	$109,332	0.00%	0.65%	to	3.05%	16.36%	to	19.24%
December 31, 2018	6,036	$8.00	to	$22.63	$96,766	0.00%	0.65%	to	3.05%	-18.71%	to	-16.68%
December 31, 2017	7,226	$9.76	to	$27.23	$135,561	0.00%	0.65%	to	3.05%	19.08%	to	22.02%
December 31, 2016	7,932	$8.13	to	$22.37	$116,299	0.00%	0.65%	to	3.05%	-2.48%	to	-0.07%

	AST MFS Global Equity Portfolio
December 31, 2020	5,093	$25.00	to	$49.74	$201,229	0.00%	0.65%	to	3.05%	10.70%	to	13.44%
December 31, 2019	5,958	$22.51	to	$43.96	$207,483	0.00%	0.65%	to	3.05%	25.99%	to	29.11%
December 31, 2018	6,422	$17.81	to	$34.13	$173,269	0.00%	0.65%	to	3.05%	-12.33%	to	-10.14%
December 31, 2017	8,303	$20.25	to	$38.08	$246,653	0.00%	0.65%	to	3.05%	20.07%	to	23.04%
December 31, 2016	8,903	$16.82	to	$31.03	$212,926	0.00%	0.65%	to	3.05%	3.85%	to	6.42%

	AST J.P. Morgan International Equity Portfolio
December 31, 2020	5,123	$12.70	to	$53.86	$162,362	0.00%	0.65%	to	3.05%	9.63%	to	12.34%
December 31, 2019	5,791	$11.49	to	$48.30	$160,499	0.00%	0.65%	to	3.05%	23.34%	to	26.40%
December 31, 2018	6,220	$8.91	to	$38.51	$133,179	0.00%	0.65%	to	3.05%	-20.00%	to	-18.01%
December 31, 2017	7,658	$11.45	to	$47.32	$191,305	0.00%	0.65%	to	3.05%	25.69%	to	28.79%
December 31, 2016	8,194	$9.04	to	$37.02	$149,957	0.00%	0.65%	to	3.05%	-1.17%	to	1.27%

	AST Templeton Global Bond Portfolio (merged November 13, 2020)
December 31, 2020	—	$8.79	to	$18.88	$—	0.00%	0.65%	to	2.75%	-7.75%	to	-6.02%
December 31, 2019	7,501	$9.53	to	$20.09	$119,724	0.00%	0.65%	to	3.05%	-1.50%	to	0.94%
December 31, 2018	7,412	$9.65	to	$19.90	$117,093	0.00%	0.65%	to	3.05%	-1.13%	to	1.33%
December 31, 2017	9,423	$9.73	to	$19.64	$146,224	0.00%	0.65%	to	3.05%	-1.06%	to	1.38%
December 31, 2016	9,497	$9.80	to	$19.37	$146,208	0.00%	0.65%	to	3.05%	1.18%	to	3.68%
A91

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST International Growth Portfolio
December 31, 2020	8,999	$19.47	to	$46.26	$341,079	0.00%	0.65%	to	3.05%	27.32%	to	30.47%
December 31, 2019	10,913	$15.24	to	$35.46	$317,475	0.00%	0.65%	to	3.05%	28.08%	to	31.25%
December 31, 2018	12,754	$8.87	to	$27.01	$282,893	0.00%	0.65%	to	3.05%	-15.99%	to	-13.90%
December 31, 2017	14,336	$14.08	to	$31.37	$371,248	0.00%	0.65%	to	3.05%	31.31%	to	34.55%
December 31, 2016	16,103	$10.69	to	$23.32	$310,842	0.00%	0.65%	to	3.05%	-6.71%	to	-4.40%

	AST Wellington Management Hedged Equity Portfolio
December 31, 2020	16,037	$13.53	to	$26.25	$288,081	0.00%	0.65%	to	3.05%	3.41%	to	5.97%
December 31, 2019	18,448	$13.06	to	$24.88	$312,256	0.00%	0.65%	to	3.05%	16.88%	to	19.77%
December 31, 2018	18,683	$11.15	to	$20.85	$262,215	0.00%	0.65%	to	3.05%	-7.91%	to	-5.62%
December 31, 2017	25,000	$12.08	to	$22.18	$371,661	0.00%	0.65%	to	3.05%	10.14%	to	12.86%
December 31, 2016	28,130	$10.95	to	$19.74	$369,268	0.00%	0.65%	to	3.05%	3.28%	to	5.83%

	AST Capital Growth Asset Allocation Portfolio
December 31, 2020	185,227	$17.09	to	$30.01	$4,190,715	0.00%	0.65%	to	3.05%	9.96%	to	12.68%
December 31, 2019	207,220	$15.51	to	$26.74	$4,167,401	0.00%	0.65%	to	3.05%	18.52%	to	21.45%
December 31, 2018	225,445	$13.06	to	$22.10	$3,713,437	0.00%	0.65%	to	3.05%	-9.09%	to	-6.83%
December 31, 2017	268,118	$14.34	to	$23.82	$4,739,094	0.00%	0.65%	to	3.05%	14.30%	to	17.12%
December 31, 2016	290,611	$12.52	to	$20.42	$4,366,613	0.00%	0.65%	to	3.05%	3.59%	to	6.14%

	AST Academic Strategies Asset Allocation Portfolio
December 31, 2020	97,686	$11.60	to	$19.75	$1,489,398	0.00%	0.65%	to	3.05%	1.04%	to	3.54%
December 31, 2019	107,878	$11.46	to	$19.15	$1,589,555	0.00%	0.65%	to	3.05%	12.52%	to	15.30%
December 31, 2018	108,321	$10.16	to	$16.68	$1,375,824	0.00%	0.65%	to	3.05%	-10.95%	to	-8.74%
December 31, 2017	147,946	$11.39	to	$18.35	$2,065,691	0.00%	0.65%	to	3.05%	9.16%	to	11.85%
December 31, 2016	164,069	$10.41	to	$16.47	$2,038,310	0.00%	0.65%	to	3.05%	3.10%	to	5.64%

	AST Balanced Asset Allocation Portfolio
December 31, 2020	109,846	$15.99	to	$26.29	$2,347,786	0.00%	0.65%	to	3.05%	8.36%	to	11.04%
December 31, 2019	123,491	$14.73	to	$23.77	$2,377,595	0.00%	0.65%	to	3.05%	15.78%	to	18.64%
December 31, 2018	134,640	$12.70	to	$20.12	$2,168,911	0.00%	0.65%	to	3.05%	-7.85%	to	-5.56%
December 31, 2017	158,749	$13.75	to	$21.39	$2,705,876	0.00%	0.65%	to	3.05%	11.41%	to	14.16%
December 31, 2016	175,198	$12.32	to	$18.81	$2,610,817	0.00%	0.65%	to	3.05%	3.06%	to	5.61%

	AST Preservation Asset Allocation Portfolio
December 31, 2020	82,395	$14.13	to	$20.97	$1,538,226	0.00%	0.65%	to	3.05%	5.76%	to	8.37%
December 31, 2019	89,864	$13.33	to	$19.43	$1,549,414	0.00%	0.65%	to	3.05%	11.24%	to	13.99%
December 31, 2018	96,607	$11.96	to	$17.11	$1,452,551	0.00%	0.65%	to	3.05%	-5.82%	to	-3.47%
December 31, 2017	117,509	$12.67	to	$17.80	$1,832,188	0.00%	0.65%	to	3.05%	6.78%	to	9.42%
December 31, 2016	129,995	$11.85	to	$16.33	$1,852,755	0.00%	0.65%	to	3.05%	2.32%	to	4.84%

	AST AllianzGI World Trends Portfolio
December 31, 2020	40,173	$13.48	to	$23.13	$678,068	0.00%	0.65%	to	3.05%	10.62%	to	13.36%
December 31, 2019	44,735	$12.15	to	$20.49	$663,762	0.00%	0.65%	to	3.05%	14.45%	to	17.28%
December 31, 2018	45,095	$10.28	to	$17.54	$564,129	0.00%	0.65%	to	3.05%	-10.73%	to	-8.50%
December 31, 2017	60,889	$11.51	to	$19.25	$832,893	0.00%	0.65%	to	3.05%	12.70%	to	15.48%
December 31, 2016	65,646	$10.21	to	$16.74	$775,397	0.00%	0.65%	to	3.05%	1.63%	to	4.13%

	AST J.P. Morgan Global Thematic Portfolio
December 31, 2020	29,412	$15.06	to	$26.61	$556,139	0.00%	0.65%	to	3.05%	9.71%	to	12.42%
December 31, 2019	33,093	$13.69	to	$23.77	$554,197	0.00%	0.65%	to	3.05%	15.79%	to	18.65%
December 31, 2018	34,095	$11.79	to	$20.11	$475,317	0.00%	0.65%	to	3.05%	-10.21%	to	-7.98%
December 31, 2017	43,145	$13.08	to	$21.94	$655,139	0.00%	0.65%	to	3.05%	13.40%	to	16.20%
December 31, 2016	44,704	$11.50	to	$18.96	$583,431	0.00%	0.65%	to	3.05%	2.02%	to	4.53%

	AST Goldman Sachs Multi-Asset Portfolio
December 31, 2020	32,135	$12.71	to	$20.44	$511,380	0.00%	0.65%	to	3.05%	5.64%	to	8.26%
December 31, 2019	36,038	$11.99	to	$18.96	$527,525	0.00%	0.65%	to	3.05%	12.48%	to	15.27%
December 31, 2018	34,687	$10.63	to	$16.51	$435,238	0.00%	0.65%	to	3.05%	-9.91%	to	-7.67%
December 31, 2017	48,368	$11.76	to	$17.96	$657,150	0.00%	0.65%	to	3.05%	8.87%	to	11.55%
December 31, 2016	48,165	$10.77	to	$16.16	$585,983	0.00%	0.65%	to	3.05%	2.05%	to	4.57%
A92

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Western Asset Core Plus Bond Portfolio
December 31, 2020	42,790	$12.83	to	$16.98	$668,453	0.00%	0.65%	to	3.05%	4.81%	to	7.41%
December 31, 2019	45,586	$12.20	to	$15.81	$662,452	0.00%	0.65%	to	3.05%	8.88%	to	11.57%
December 31, 2018	45,511	$11.05	to	$14.18	$590,429	0.00%	0.65%	to	3.05%	-5.26%	to	-2.90%
December 31, 2017	38,403	$11.64	to	$14.66	$512,988	0.00%	0.65%	to	3.05%	3.07%	to	5.62%
December 31, 2016	37,397	$11.27	to	$13.94	$473,796	0.00%	0.65%	to	3.05%	1.95%	to	4.47%

	Davis Value Portfolio
December 31, 2020	36	$25.68	to	$34.06	$943	0.72%	1.40%	to	1.65%	9.88%	to	10.16%
December 31, 2019	40	$23.32	to	$31.00	$947	1.62%	1.40%	to	1.65%	29.00%	to	29.33%
December 31, 2018	43	$18.03	to	$24.03	$778	0.83%	1.40%	to	1.65%	-15.04%	to	-14.82%
December 31, 2017	47	$21.16	to	$28.28	$994	0.75%	1.40%	to	1.65%	20.61%	to	20.92%
December 31, 2016	52	$17.50	to	$23.45	$910	1.25%	1.40%	to	1.65%	10.04%	to	10.32%

	Columbia Variable Portfolio - Asset Allocation Fund (Class 1) (liquidated April 24, 2020)
December 31, 2020	—	$27.92	to	$27.92	$—	2.66%	1.00%	to	1.00%	-6.72%	to	-6.72%
December 31, 2019	101	$29.93	to	$29.93	$3,034	1.99%	1.00%	to	1.00%	19.92%	to	19.92%
December 31, 2018	113	$24.96	to	$24.96	$2,819	1.45%	1.00%	to	1.00%	-5.49%	to	-5.49%
December 31, 2017	128	$26.41	to	$26.41	$3,376	1.63%	1.00%	to	1.00%	14.47%	to	14.47%
December 31, 2016	146	$23.07	to	$23.07	$3,374	2.24%	1.00%	to	1.00%	4.31%	to	4.31%

	Columbia Variable Portfolio - Small Company Growth Fund (Class 1)
December 31, 2020	7	$89.56	to	$89.56	$645	0.00%	1.00%	to	1.00%	69.42%	to	69.42%
December 31, 2019	9	$52.86	to	$52.86	$488	0.00%	1.00%	to	1.00%	39.29%	to	39.29%
December 31, 2018	10	$37.95	to	$37.95	$369	0.00%	1.00%	to	1.00%	-2.74%	to	-2.74%
December 31, 2017	11	$39.02	to	$39.02	$446	0.00%	1.00%	to	1.00%	27.96%	to	27.96%
December 31, 2016	13	$30.49	to	$30.49	$388	0.00%	1.00%	to	1.00%	11.62%	to	11.62%

	Prudential SP International Growth Portfolio (Class I)
December 31, 2020	172	$19.97	to	$33.02	$4,636	0.00%	0.65%	to	2.75%	28.48%	to	31.25%
December 31, 2019	224	$15.54	to	$25.26	$4,635	0.00%	0.65%	to	2.75%	28.74%	to	31.52%
December 31, 2018	277	$12.07	to	$18.54	$4,355	0.00%	0.65%	to	2.75%	-15.22%	to	-13.38%
December 31, 2017	313	$14.24	to	$20.47	$5,739	0.00%	0.65%	to	2.75%	32.09%	to	34.93%
December 31, 2016	286	$10.78	to	$15.38	$3,895	0.00%	0.65%	to	2.75%	-6.23%	to	-4.21%

	ProFund VP Asia 30
December 31, 2020	236	$19.53	to	$47.12	$8,409	1.08%	0.65%	to	2.50%	32.16%	to	34.67%
December 31, 2019	285	$14.77	to	$35.08	$7,613	0.23%	0.65%	to	2.50%	23.15%	to	25.48%
December 31, 2018	285	$11.98	to	$28.03	$6,060	0.48%	0.65%	to	2.50%	-20.64%	to	-19.13%
December 31, 2017	381	$15.09	to	$34.74	$10,116	0.00%	0.65%	to	2.50%	29.57%	to	32.02%
December 31, 2016	396	$11.64	to	$26.38	$7,914	1.16%	0.65%	to	2.50%	-1.87%	to	-0.01%

	ProFund VP Banks
December 31, 2020	301	$7.03	to	$11.38	$2,781	2.21%	0.65%	to	2.50%	-17.34%	to	-15.77%
December 31, 2019	435	$8.50	to	$13.55	$4,787	1.00%	0.65%	to	2.50%	33.02%	to	35.54%
December 31, 2018	474	$6.39	to	$18.49	$3,870	0.40%	0.65%	to	2.50%	-19.96%	to	-18.43%
December 31, 2017	748	$7.98	to	$23.92	$7,511	0.22%	0.65%	to	2.50%	14.98%	to	17.15%
December 31, 2016	987	$6.94	to	$20.07	$8,514	0.27%	0.65%	to	2.50%	20.16%	to	22.43%

	ProFund VP Bear
December 31, 2020	1,343	$0.68	to	$1.24	$1,379	0.50%	0.65%	to	2.45%	-27.44%	to	-26.10%
December 31, 2019	1,794	$0.94	to	$1.67	$2,483	0.08%	0.65%	to	2.45%	-24.84%	to	-23.45%
December 31, 2018	1,452	$1.24	to	$2.19	$2,620	0.00%	0.65%	to	2.45%	1.49%	to	3.38%
December 31, 2017	1,570	$1.18	to	$2.11	$2,664	0.00%	0.65%	to	2.45%	-19.97%	to	-18.50%
December 31, 2016	2,069	$1.47	to	$2.59	$4,237	0.00%	0.65%	to	2.50%	-15.22%	to	-13.62%

	ProFund VP Biotechnology
December 31, 2020	207	$33.81	to	$70.94	$7,723	0.02%	0.65%	to	1.90%	13.18%	to	14.63%
December 31, 2019	235	$29.72	to	$62.04	$7,708	0.00%	0.65%	to	1.65%	14.54%	to	15.70%
December 31, 2018	279	$25.88	to	$53.76	$8,063	0.00%	0.65%	to	1.65%	-8.30%	to	-7.36%
December 31, 2017	364	$28.15	to	$58.18	$11,552	0.00%	0.65%	to	1.65%	20.53%	to	21.75%
December 31, 2016	373	$23.30	to	$47.90	$9,701	0.00%	0.65%	to	1.65%	-16.87%	to	-16.03%
A93

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Basic Materials
December 31, 2020	191	$15.21	to	$31.31	$4,775	0.66%	0.65%	to	2.65%	13.40%	to	15.73%
December 31, 2019	220	$13.42	to	$27.12	$4,824	0.35%	0.65%	to	2.65%	14.60%	to	16.95%
December 31, 2018	270	$11.71	to	$23.25	$5,044	0.37%	0.65%	to	2.65%	-19.85%	to	-18.20%
December 31, 2017	387	$14.61	to	$28.49	$8,858	0.40%	0.65%	to	2.65%	19.71%	to	22.16%
December 31, 2016	469	$12.20	to	$23.38	$8,774	0.41%	0.65%	to	2.65%	15.36%	to	17.72%

	ProFund VP UltraBull
December 31, 2020	241	$32.12	to	$71.97	$8,708	0.82%	0.65%	to	1.90%	17.55%	to	19.05%
December 31, 2019	299	$27.19	to	$60.60	$9,039	0.27%	0.65%	to	1.90%	57.13%	to	59.13%
December 31, 2018	361	$17.22	to	$38.18	$7,002	0.00%	0.65%	to	1.90%	-17.12%	to	-16.06%
December 31, 2017	443	$20.67	to	$45.60	$10,254	0.00%	0.65%	to	1.90%	38.35%	to	40.10%
December 31, 2016	446	$14.86	to	$32.63	$7,389	0.00%	0.65%	to	1.90%	16.35%	to	17.83%

	ProFund VP Bull
December 31, 2020	563	$24.84	to	$36.02	$16,209	0.08%	0.65%	to	2.45%	13.19%	to	15.28%
December 31, 2019	734	$21.01	to	$31.33	$18,447	0.23%	0.65%	to	2.50%	25.66%	to	28.04%
December 31, 2018	1,381	$16.72	to	$24.53	$26,474	0.00%	0.65%	to	2.50%	-8.51%	to	-6.76%
December 31, 2017	1,627	$18.27	to	$26.37	$33,707	0.00%	0.65%	to	2.50%	16.37%	to	18.57%
December 31, 2016	1,486	$15.70	to	$22.30	$26,469	0.00%	0.65%	to	2.50%	6.93%	to	8.95%

	ProFund VP Consumer Services
December 31, 2020	301	$30.53	to	$53.79	$10,600	0.00%	0.65%	to	2.65%	24.95%	to	27.51%
December 31, 2019	350	$24.44	to	$42.53	$9,798	0.00%	0.65%	to	2.65%	21.34%	to	23.83%
December 31, 2018	376	$20.14	to	$34.62	$8,584	0.00%	0.65%	to	2.65%	-2.07%	to	-0.04%
December 31, 2017	421	$20.30	to	$34.92	$9,699	0.00%	0.65%	to	2.75%	15.12%	to	17.60%
December 31, 2016	471	$17.63	to	$29.93	$9,292	0.00%	0.65%	to	2.75%	1.33%	to	3.51%

	ProFund VP Consumer Goods
December 31, 2020	359	$23.94	to	$40.52	$11,312	0.82%	0.65%	to	2.75%	27.45%	to	30.20%
December 31, 2019	315	$18.78	to	$31.20	$7,739	1.46%	0.65%	to	2.75%	23.08%	to	25.74%
December 31, 2018	306	$15.26	to	$24.88	$6,051	1.21%	0.65%	to	2.75%	-17.16%	to	-15.36%
December 31, 2017	424	$18.42	to	$29.46	$9,933	1.18%	0.65%	to	2.75%	11.90%	to	14.31%
December 31, 2016	508	$16.46	to	$25.84	$10,411	1.05%	0.65%	to	2.75%	0.70%	to	2.87%

	ProFund VP Oil & Gas
December 31, 2020	474	$6.49	to	$14.90	$5,380	2.51%	0.65%	to	2.45%	-36.07%	to	-34.89%
December 31, 2019	455	$10.15	to	$22.94	$7,962	1.38%	0.65%	to	2.50%	5.80%	to	7.81%
December 31, 2018	529	$9.05	to	$21.33	$8,592	1.70%	0.65%	to	2.65%	-22.35%	to	-20.74%
December 31, 2017	667	$11.66	to	$26.99	$13,795	1.17%	0.65%	to	3.05%	-6.12%	to	-3.80%
December 31, 2016	897	$12.37	to	$28.12	$19,308	1.33%	0.65%	to	3.05%	20.41%	to	23.38%

	ProFund VP Europe 30
December 31, 2020	562	$8.91	to	$18.05	$6,657	2.80%	0.65%	to	2.50%	-11.50%	to	-9.82%
December 31, 2019	660	$9.94	to	$20.06	$8,786	2.49%	0.65%	to	2.50%	14.84%	to	17.02%
December 31, 2018	625	$8.55	to	$17.19	$7,127	3.16%	0.65%	to	2.50%	-16.29%	to	-14.69%
December 31, 2017	865	$10.08	to	$20.20	$11,647	1.64%	0.65%	to	2.50%	16.73%	to	18.93%
December 31, 2016	942	$8.53	to	$17.03	$10,659	3.05%	0.65%	to	2.50%	5.12%	to	7.11%

	ProFund VP Financials
December 31, 2020	774	$10.25	to	$30.14	$11,401	0.69%	0.65%	to	2.75%	-4.47%	to	-2.41%
December 31, 2019	967	$10.73	to	$31.13	$14,659	0.51%	0.65%	to	2.75%	26.69%	to	29.42%
December 31, 2018	1,024	$8.47	to	$24.25	$12,094	0.38%	0.65%	to	2.75%	-12.91%	to	-11.01%
December 31, 2017	1,503	$9.73	to	$27.48	$20,133	0.32%	0.65%	to	2.75%	14.95%	to	17.42%
December 31, 2016	1,688	$8.46	to	$23.59	$19,362	0.34%	0.65%	to	2.75%	12.16%	to	14.57%

	ProFund VP U.S. Government Plus
December 31, 2020	283	$16.54	to	$30.85	$7,411	0.04%	0.65%	to	2.50%	17.67%	to	19.91%
December 31, 2019	320	$14.05	to	$25.73	$7,072	0.84%	0.65%	to	2.50%	15.27%	to	17.45%
December 31, 2018	316	$12.19	to	$21.91	$6,105	0.91%	0.65%	to	2.65%	-7.94%	to	-6.04%
December 31, 2017	367	$13.21	to	$23.32	$7,600	0.43%	0.65%	to	2.65%	6.59%	to	8.78%
December 31, 2016	501	$12.37	to	$21.43	$9,486	0.00%	0.65%	to	2.65%	-2.94%	to	-0.95%

A94

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Health Care
December 31, 2020	915	$28.44	to	$43.69	$29,206	0.00%	0.65%	to	2.65%	11.40%	to	13.69%
December 31, 2019	985	$25.34	to	$38.74	$27,838	0.00%	0.65%	to	2.65%	16.21%	to	18.60%
December 31, 2018	1,183	$21.53	to	$34.25	$28,459	0.00%	0.65%	to	2.65%	1.65%	to	3.75%
December 31, 2017	1,298	$20.91	to	$33.14	$30,473	0.00%	0.65%	to	2.65%	17.72%	to	20.13%
December 31, 2016	1,493	$17.54	to	$27.70	$29,357	0.00%	0.65%	to	2.65%	-6.59%	to	-4.68%

	Access VP High Yield Fund
December 31, 2020	212	$20.76	to	$24.32	$4,682	5.45%	0.65%	to	1.65%	-1.71%	to	-0.71%
December 31, 2019	378	$21.12	to	$24.50	$8,455	4.65%	0.65%	to	1.65%	10.58%	to	11.70%
December 31, 2018	268	$19.10	to	$21.93	$5,446	2.72%	0.65%	to	1.65%	-2.26%	to	-1.26%
December 31, 2017	459	$18.92	to	$22.21	$9,460	2.95%	0.65%	to	1.90%	2.81%	to	4.11%
December 31, 2016	981	$18.40	to	$21.33	$19,772	3.38%	0.65%	to	1.90%	6.94%	to	8.29%

	ProFund VP Industrials
December 31, 2020	259	$30.04	to	$45.16	$8,487	0.18%	0.65%	to	2.45%	13.90%	to	16.00%
December 31, 2019	303	$26.32	to	$39.03	$8,638	0.00%	0.65%	to	2.45%	27.30%	to	29.65%
December 31, 2018	255	$20.63	to	$30.18	$5,749	0.11%	0.65%	to	2.45%	-14.92%	to	-13.33%
December 31, 2017	491	$19.22	to	$34.91	$12,596	0.17%	0.65%	to	2.65%	19.16%	to	21.60%
December 31, 2016	538	$16.13	to	$28.78	$11,429	0.18%	0.65%	to	2.65%	14.44%	to	16.78%

	ProFund VP Internet
December 31, 2020	68	$120.12	to	$153.66	$8,931	0.00%	0.65%	to	1.65%	48.34%	to	49.84%
December 31, 2019	72	$80.98	to	$102.81	$6,305	0.00%	0.65%	to	1.65%	16.08%	to	17.26%
December 31, 2018	91	$69.76	to	$87.90	$6,815	0.00%	0.65%	to	1.65%	3.19%	to	4.25%
December 31, 2017	106	$67.60	to	$84.53	$7,622	0.00%	0.65%	to	1.65%	33.81%	to	35.17%
December 31, 2016	123	$50.52	to	$62.69	$6,531	0.00%	0.65%	to	1.65%	3.79%	to	4.84%

	ProFund VP Japan
December 31, 2020	294	$14.08	to	$24.24	$4,840	0.29%	0.65%	to	2.50%	13.04%	to	15.18%
December 31, 2019	337	$12.46	to	$21.10	$4,864	0.13%	0.65%	to	2.50%	17.00%	to	19.22%
December 31, 2018	370	$10.65	to	$17.74	$4,458	0.00%	0.65%	to	2.50%	-13.86%	to	-12.21%
December 31, 2017	453	$12.36	to	$20.26	$6,343	0.00%	0.65%	to	2.50%	15.50%	to	17.68%
December 31, 2016	464	$10.70	to	$17.26	$5,497	0.00%	0.65%	to	2.50%	-2.09%	to	-0.24%

	ProFund VP Precious Metals
December 31, 2020	1,436	$7.78	to	$14.05	$16,625	0.24%	0.65%	to	2.50%	21.00%	to	23.30%
December 31, 2019	1,565	$6.42	to	$11.42	$14,858	0.04%	0.65%	to	2.50%	42.33%	to	45.03%
December 31, 2018	1,250	$4.51	to	$7.90	$8,149	0.00%	0.65%	to	2.50%	-15.65%	to	-14.03%
December 31, 2017	1,373	$5.34	to	$9.21	$10,421	0.00%	0.65%	to	2.50%	2.65%	to	4.60%
December 31, 2016	1,922	$5.20	to	$8.83	$14,055	0.00%	0.65%	to	2.50%	51.93%	to	54.81%

	ProFund VP Mid-Cap Growth
December 31, 2020	482	$28.47	to	$45.71	$16,375	0.00%	0.65%	to	2.50%	17.88%	to	20.11%
December 31, 2019	686	$24.15	to	$38.15	$19,404	0.00%	0.65%	to	2.50%	21.14%	to	23.43%
December 31, 2018	571	$19.94	to	$30.98	$13,303	0.00%	0.65%	to	2.50%	-14.19%	to	-12.55%
December 31, 2017	753	$20.47	to	$35.52	$20,183	0.00%	0.65%	to	2.65%	15.18%	to	17.54%
December 31, 2016	852	$17.77	to	$30.30	$19,651	0.00%	0.65%	to	2.65%	9.89%	to	12.14%

	ProFund VP Mid-Cap Value
December 31, 2020	389	$22.78	to	$37.84	$10,696	0.42%	0.65%	to	2.50%	-0.26%	to	1.63%
December 31, 2019	563	$22.84	to	$37.33	$15,177	0.19%	0.65%	to	2.50%	20.98%	to	23.28%
December 31, 2018	426	$18.88	to	$30.36	$9,538	0.11%	0.65%	to	2.50%	-15.47%	to	-13.86%
December 31, 2017	570	$22.33	to	$35.33	$14,778	0.27%	0.65%	to	2.50%	7.85%	to	9.89%
December 31, 2016	1,002	$20.71	to	$32.23	$23,708	0.22%	0.65%	to	2.50%	21.24%	to	23.53%

	ProFund VP Pharmaceuticals
December 31, 2020	134	$17.30	to	$28.55	$2,584	0.11%	0.65%	to	2.45%	9.76%	to	11.78%
December 31, 2019	156	$15.63	to	$25.90	$2,723	0.80%	0.65%	to	2.45%	11.25%	to	13.30%
December 31, 2018	199	$13.94	to	$23.19	$3,049	1.02%	0.65%	to	2.50%	-8.56%	to	-6.81%
December 31, 2017	261	$15.11	to	$25.24	$4,347	0.99%	0.65%	to	2.65%	7.44%	to	9.64%
December 31, 2016	316	$13.92	to	$23.35	$4,779	0.93%	0.65%	to	2.65%	-6.28%	to	-4.36%

A95

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Real Estate
December 31, 2020	214	$14.50	to	$34.07	$6,124	1.58%	0.65%	to	2.75%	-8.87%	to	-6.90%
December 31, 2019	273	$15.91	to	$36.59	$8,492	1.66%	0.65%	to	2.75%	23.27%	to	25.93%
December 31, 2018	256	$12.90	to	$29.06	$6,363	2.15%	0.65%	to	2.75%	-8.31%	to	-6.31%
December 31, 2017	273	$14.07	to	$31.02	$7,348	0.93%	0.65%	to	2.75%	5.09%	to	7.35%
December 31, 2016	348	$13.39	to	$28.89	$8,658	1.73%	0.65%	to	2.75%	2.83%	to	5.04%

	ProFund VP Rising Rates Opportunity
December 31, 2020	1,191	$0.82	to	$1.68	$1,079	0.82%	0.65%	to	2.65%	-28.65%	to	-27.17%
December 31, 2019	1,391	$1.14	to	$2.33	$1,758	0.15%	0.65%	to	2.65%	-19.60%	to	-17.95%
December 31, 2018	1,810	$1.41	to	$2.88	$2,806	0.00%	0.65%	to	2.65%	1.38%	to	3.48%
December 31, 2017	2,029	$1.37	to	$2.83	$3,079	0.00%	0.65%	to	3.05%	-14.59%	to	-12.48%
December 31, 2016	5,622	$1.58	to	$3.28	$9,306	0.00%	0.65%	to	3.05%	-8.04%	to	-5.77%

	ProFund VP NASDAQ-100
December 31, 2020	910	$29.55	to	$86.92	$35,256	0.00%	0.65%	to	2.50%	41.93%	to	44.62%
December 31, 2019	819	$20.59	to	$60.26	$21,894	0.00%	0.65%	to	2.50%	33.29%	to	35.81%
December 31, 2018	915	$15.27	to	$44.48	$17,927	0.00%	0.65%	to	2.50%	-4.34%	to	-2.51%
December 31, 2017	1,083	$15.79	to	$45.74	$22,390	0.00%	0.65%	to	2.50%	27.12%	to	29.53%
December 31, 2016	1,079	$12.28	to	$35.40	$17,931	0.00%	0.65%	to	2.50%	2.63%	to	4.57%

	ProFund VP Semiconductor
December 31, 2020	126	$29.68	to	$57.20	$4,109	0.33%	0.65%	to	1.65%	42.46%	to	43.91%
December 31, 2019	145	$20.84	to	$24.92	$3,315	0.28%	0.65%	to	1.65%	47.30%	to	48.80%
December 31, 2018	116	$14.14	to	$16.74	$1,784	0.00%	0.65%	to	1.65%	-11.72%	to	-10.82%
December 31, 2017	208	$16.02	to	$25.89	$3,542	0.26%	0.65%	to	1.90%	32.99%	to	34.68%
December 31, 2016	195	$12.02	to	$19.47	$2,515	0.14%	0.65%	to	1.90%	25.29%	to	26.88%

	ProFund VP Small-Cap Growth
December 31, 2020	399	$24.20	to	$51.08	$15,016	0.00%	0.65%	to	2.75%	14.16%	to	16.63%
December 31, 2019	414	$21.20	to	$43.91	$13,550	0.00%	0.65%	to	2.75%	15.84%	to	18.34%
December 31, 2018	467	$18.30	to	$37.20	$13,036	0.00%	0.65%	to	2.75%	-8.36%	to	-6.36%
December 31, 2017	649	$19.97	to	$39.82	$19,504	0.00%	0.65%	to	2.75%	9.87%	to	12.24%
December 31, 2016	839	$18.18	to	$35.57	$22,673	0.00%	0.65%	to	2.75%	16.94%	to	19.45%

	ProFund VP Short Mid-Cap
December 31, 2020	56	$0.80	to	$0.94	$51	0.35%	0.65%	to	1.65%	-27.86%	to	-27.12%
December 31, 2019	28	$1.11	to	$1.30	$35	0.36%	0.65%	to	1.65%	-22.47%	to	-21.68%
December 31, 2018	281	$1.44	to	$1.66	$415	0.00%	0.65%	to	1.65%	9.13%	to	10.24%
December 31, 2017	86	$1.32	to	$1.50	$123	0.00%	0.65%	to	1.65%	-16.26%	to	-15.41%
December 31, 2016	239	$1.57	to	$1.78	$389	0.00%	0.65%	to	1.65%	-21.50%	to	-20.71%

	ProFund VP Short NASDAQ-100
December 31, 2020	920	$0.23	to	$0.34	$264	0.16%	0.65%	to	2.25%	-44.06%	to	-43.15%
December 31, 2019	881	$0.41	to	$0.60	$433	0.12%	0.65%	to	2.25%	-29.67%	to	-28.53%
December 31, 2018	917	$0.56	to	$1.09	$656	0.00%	0.65%	to	2.40%	-5.23%	to	-3.51%
December 31, 2017	837	$0.59	to	$0.90	$627	0.00%	0.65%	to	2.40%	-27.04%	to	-25.73%
December 31, 2016	1,416	$0.82	to	$1.57	$1,407	0.00%	0.65%	to	2.40%	-12.21%	to	-10.64%

	ProFund VP Short Small-Cap
December 31, 2020	104	$0.71	to	$0.84	$81	0.28%	0.65%	to	1.65%	-33.09%	to	-32.41%
December 31, 2019	88	$1.06	to	$1.24	$103	0.05%	0.65%	to	1.65%	-22.10%	to	-21.30%
December 31, 2018	965	$1.37	to	$1.58	$1,341	0.00%	0.65%	to	1.65%	8.56%	to	9.67%
December 31, 2017	139	$1.26	to	$1.44	$191	0.00%	0.65%	to	1.65%	-15.61%	to	-14.76%
December 31, 2016	166	$1.49	to	$1.69	$262	0.00%	0.65%	to	1.65%	-22.88%	to	-22.10%

	ProFund VP Small-Cap Value
December 31, 2020	412	$16.84	to	$36.03	$9,928	0.03%	0.65%	to	2.75%	-1.72%	to	0.40%
December 31, 2019	360	$17.14	to	$35.98	$8,899	0.00%	0.65%	to	2.75%	19.19%	to	21.77%
December 31, 2018	417	$14.38	to	$29.62	$8,534	0.00%	0.65%	to	2.75%	-16.59%	to	-14.78%
December 31, 2017	510	$17.24	to	$34.85	$12,452	0.02%	0.65%	to	2.75%	6.70%	to	9.00%
December 31, 2016	827	$16.15	to	$32.05	$18,734	0.00%	0.65%	to	2.75%	25.25%	to	27.94%

A96

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Technology
December 31, 2020	414	$24.94	to	$73.49	$11,748	0.00%	0.65%	to	1.65%	42.42%	to	43.86%
December 31, 2019	458	$17.47	to	$51.21	$9,172	0.00%	0.65%	to	1.65%	42.79%	to	44.24%
December 31, 2018	458	$12.20	to	$35.60	$6,371	0.00%	0.65%	to	1.65%	-3.92%	to	-2.93%
December 31, 2017	509	$12.67	to	$36.76	$7,507	0.05%	0.65%	to	1.65%	32.96%	to	34.31%
December 31, 2016	543	$9.50	to	$27.44	$6,162	0.00%	0.65%	to	1.90%	10.21%	to	11.61%

	ProFund VP Telecommunications
December 31, 2020	333	$7.18	to	$18.17	$3,519	0.95%	0.65%	to	2.75%	0.31%	to	2.48%
December 31, 2019	337	$7.06	to	$17.77	$3,497	3.09%	0.65%	to	2.75%	11.61%	to	14.02%
December 31, 2018	352	$6.24	to	$15.63	$3,097	5.67%	0.65%	to	2.75%	-17.45%	to	-15.66%
December 31, 2017	476	$7.46	to	$18.58	$5,141	4.50%	0.65%	to	2.75%	-4.81%	to	-2.76%
December 31, 2016	622	$7.73	to	$19.15	$6,815	1.64%	0.65%	to	2.75%	18.32%	to	20.87%

	ProFund VP UltraMid-Cap
December 31, 2020	165	$42.44	to	$84.17	$8,386	0.24%	0.65%	to	2.45%	2.64%	to	4.54%
December 31, 2019	209	$41.01	to	$80.72	$10,301	0.00%	0.65%	to	2.45%	44.17%	to	46.83%
December 31, 2018	247	$28.21	to	$55.11	$8,245	0.00%	0.65%	to	2.45%	-28.58%	to	-27.25%
December 31, 2017	344	$39.18	to	$75.95	$15,747	0.00%	0.65%	to	2.50%	25.65%	to	28.02%
December 31, 2016	668	$30.91	to	$59.47	$22,800	0.00%	0.65%	to	2.50%	34.47%	to	37.02%

	ProFund VP UltraNASDAQ-100
December 31, 2020	2,579	$22.20	to	$362.44	$73,099	0.00%	0.65%	to	1.65%	83.22%	to	85.08%
December 31, 2019	2,456	$12.09	to	$196.32	$37,197	0.00%	0.65%	to	1.65%	76.70%	to	78.50%
December 31, 2018	4,640	$6.82	to	$110.26	$41,335	0.00%	0.65%	to	1.65%	-11.13%	to	-10.22%
December 31, 2017	5,202	$7.66	to	$123.13	$51,453	0.00%	0.65%	to	1.65%	65.56%	to	67.24%
December 31, 2016	6,057	$3.10	to	$73.81	$35,719	0.00%	0.65%	to	1.65%	6.84%	to	7.92%

	ProFund VP UltraSmall-Cap
December 31, 2020	193	$29.05	to	$66.83	$6,274	0.13%	0.65%	to	1.65%	14.47%	to	15.63%
December 31, 2019	225	$25.31	to	$57.94	$6,302	0.00%	0.65%	to	1.65%	44.90%	to	46.37%
December 31, 2018	258	$17.42	to	$39.68	$4,993	0.00%	0.65%	to	1.65%	-28.17%	to	-27.43%
December 31, 2017	344	$24.19	to	$54.82	$9,351	0.00%	0.65%	to	1.90%	22.83%	to	24.39%
December 31, 2016	398	$19.60	to	$44.18	$8,740	0.00%	0.65%	to	1.90%	36.95%	to	38.69%

	ProFund VP Utilities
December 31, 2020	658	$19.37	to	$41.55	$16,954	1.57%	0.65%	to	2.75%	-5.08%	to	-3.03%
December 31, 2019	768	$20.41	to	$42.96	$20,591	1.55%	0.65%	to	2.75%	19.50%	to	22.08%
December 31, 2018	774	$17.08	to	$35.28	$17,118	2.06%	0.65%	to	2.75%	0.04%	to	2.21%
December 31, 2017	1,015	$17.07	to	$34.60	$22,354	2.05%	0.65%	to	2.75%	7.61%	to	9.92%
December 31, 2016	1,020	$15.87	to	$31.56	$20,609	1.50%	0.65%	to	2.75%	11.92%	to	14.33%

	ProFund VP Large-Cap Growth
December 31, 2020	503	$29.89	to	$49.76	$18,325	0.00%	0.65%	to	2.50%	27.66%	to	30.08%
December 31, 2019	640	$23.41	to	$38.41	$18,095	0.00%	0.65%	to	2.50%	25.67%	to	28.05%
December 31, 2018	672	$17.93	to	$30.11	$14,844	0.00%	0.65%	to	2.65%	-4.48%	to	-2.50%
December 31, 2017	939	$18.77	to	$31.01	$21,496	0.00%	0.65%	to	2.65%	21.98%	to	24.48%
December 31, 2016	956	$15.38	to	$25.01	$17,650	0.04%	0.65%	to	2.65%	2.24%	to	4.33%

	ProFund VP Large-Cap Value
December 31, 2020	537	$16.05	to	$26.99	$10,559	1.14%	0.65%	to	2.50%	-2.56%	to	-0.71%
December 31, 2019	658	$16.48	to	$29.43	$13,042	0.94%	0.65%	to	2.50%	26.53%	to	28.93%
December 31, 2018	698	$12.55	to	$23.01	$10,822	0.89%	0.65%	to	2.65%	-13.01%	to	-11.21%
December 31, 2017	906	$14.42	to	$26.13	$15,938	0.99%	0.65%	to	2.65%	10.44%	to	12.70%
December 31, 2016	1,195	$13.06	to	$23.37	$18,603	1.12%	0.65%	to	2.65%	12.38%	to	14.68%

	Rydex VT Nova Fund
December 31, 2020	58	$23.54	to	$25.70	$1,369	0.91%	1.00%	to	1.40%	18.35%	to	18.83%
December 31, 2019	68	$19.89	to	$23.26	$1,343	1.11%	0.65%	to	1.40%	43.01%	to	44.10%
December 31, 2018	76	$13.91	to	$16.14	$1,059	0.18%	0.65%	to	1.40%	-11.58%	to	-10.91%
December 31, 2017	87	$15.73	to	$18.12	$1,368	0.05%	0.65%	to	1.40%	29.94%	to	30.93%
December 31, 2016	106	$12.10	to	$13.84	$1,280	0.00%	0.65%	to	1.40%	14.11%	to	14.97%
A97

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Rydex VT NASDAQ-100® Fund
December 31, 2020	317	$36.02	to	$80.37	$11,444	0.29%	0.65%	to	1.65%	42.57%	to	44.02%
December 31, 2019	362	$25.20	to	$56.37	$9,143	0.13%	0.65%	to	1.65%	34.60%	to	35.97%
December 31, 2018	405	$18.68	to	$41.88	$7,582	0.00%	0.65%	to	1.65%	-3.44%	to	-2.45%
December 31, 2017	461	$19.29	to	$43.37	$8,899	0.00%	0.65%	to	1.65%	28.96%	to	30.27%
December 31, 2016	521	$14.92	to	$33.63	$7,781	0.00%	0.65%	to	1.65%	4.24%	to	5.29%

	Rydex VT Inverse S&P 500® Strategy Fund
December 31, 2020	11	$1.18	to	$1.29	$13	0.69%	1.00%	to	1.40%	-26.07%	to	-25.77%
December 31, 2019	9	$1.60	to	$1.74	$15	0.84%	1.00%	to	1.40%	-23.99%	to	-23.68%
December 31, 2018	9	$2.10	to	$2.28	$19	0.00%	1.00%	to	1.40%	2.50%	to	2.92%
December 31, 2017	9	$2.05	to	$2.21	$19	0.00%	1.00%	to	1.40%	-18.50%	to	-18.18%
December 31, 2016	8	$2.52	to	$2.70	$21	0.00%	1.00%	to	1.40%	-13.22%	to	-12.86%

	Invesco V.I. Health Care Fund (Series I)
December 31, 2020	610	$28.61	to	$49.05	$25,813	0.30%	0.65%	to	2.65%	11.43%	to	13.72%
December 31, 2019	734	$25.68	to	$43.14	$27,310	0.04%	0.65%	to	2.65%	28.99%	to	31.64%
December 31, 2018	843	$19.91	to	$32.77	$23,876	0.00%	0.65%	to	3.05%	-2.19%	to	0.25%
December 31, 2017	1,003	$20.27	to	$32.69	$28,295	0.36%	0.65%	to	3.05%	12.30%	to	15.08%
December 31, 2016	1,228	$17.76	to	$28.41	$30,112	0.00%	0.65%	to	3.05%	-14.16%	to	-12.04%

	Invesco V.I. Technology Fund (Series I)
December 31, 2020	1,159	$14.54	to	$64.90	$27,009	0.00%	0.65%	to	1.75%	43.56%	to	45.17%
December 31, 2019	1,292	$10.08	to	$27.81	$20,903	0.00%	0.65%	to	1.75%	33.50%	to	35.00%
December 31, 2018	1,501	$7.51	to	$22.21	$18,308	0.00%	0.65%	to	1.75%	-2.21%	to	-1.10%
December 31, 2017	1,741	$7.64	to	$21.30	$21,669	0.00%	0.65%	to	1.75%	32.78%	to	34.26%
December 31, 2016	1,824	$5.72	to	$21.83	$16,817	0.00%	0.65%	to	1.90%	-2.64%	to	-1.40%

	Wells Fargo VT Index Asset Allocation Fund (Class 2)
December 31, 2020	295	$32.28	to	$59.99	$17,652	0.82%	1.40%	to	1.65%	14.67%	to	14.96%
December 31, 2019	323	$28.15	to	$52.19	$16,818	1.08%	1.40%	to	1.65%	18.17%	to	18.47%
December 31, 2018	380	$19.79	to	$44.05	$16,725	0.97%	1.40%	to	2.00%	-4.86%	to	-4.27%
December 31, 2017	450	$20.80	to	$46.01	$20,653	0.74%	1.40%	to	2.00%	10.01%	to	10.68%
December 31, 2016	500	$18.91	to	$41.57	$20,761	0.90%	1.40%	to	2.00%	5.52%	to	6.17%

	Wells Fargo VT International Equity Fund (Class 2)
December 31, 2020	20	$10.04	to	$16.83	$213	2.56%	1.40%	to	1.90%	2.94%	to	3.46%
December 31, 2019	22	$9.70	to	$16.31	$223	3.57%	1.40%	to	1.90%	13.29%	to	13.87%
December 31, 2018	25	$8.52	to	$14.36	$225	11.45%	1.40%	to	1.90%	-18.86%	to	-18.44%
December 31, 2017	30	$10.44	to	$17.65	$322	2.67%	1.40%	to	1.90%	21.98%	to	22.60%
December 31, 2016	38	$8.52	to	$14.43	$329	2.92%	1.40%	to	1.90%	1.34%	to	1.85%

	Wells Fargo VT Small Cap Growth Fund (Class 2)
December 31, 2020	40	$48.14	to	$78.37	$1,946	0.00%	1.40%	to	1.65%	55.18%	to	55.58%
December 31, 2019	42	$30.94	to	$50.50	$1,305	0.00%	1.40%	to	1.65%	22.77%	to	23.08%
December 31, 2018	45	$25.14	to	$41.13	$1,137	0.00%	1.40%	to	1.65%	-0.37%	to	-0.12%
December 31, 2017	51	$25.17	to	$41.29	$1,279	0.00%	1.40%	to	1.65%	23.79%	to	24.10%
December 31, 2016	55	$20.28	to	$33.35	$1,123	0.00%	1.40%	to	1.65%	5.97%	to	6.24%

	AST Fidelity Institutional AM℠ Quantitative Portfolio
December 31, 2020	53,451	$13.62	to	$24.01	$912,450	0.00%	0.65%	to	3.05%	5.44%	to	8.05%
December 31, 2019	60,265	$12.87	to	$22.31	$951,857	0.00%	0.65%	to	3.05%	16.34%	to	19.22%
December 31, 2018	61,719	$11.03	to	$18.79	$810,388	0.00%	0.65%	to	3.05%	-10.57%	to	-8.35%
December 31, 2017	79,948	$11.93	to	$20.59	$1,146,433	0.00%	0.65%	to	3.05%	12.93%	to	15.72%
December 31, 2016	87,946	$10.56	to	$17.86	$1,084,884	0.00%	0.65%	to	3.05%	1.08%	to	3.58%

	AST Prudential Growth Allocation Portfolio
December 31, 2020	214,233	$13.58	to	$26.00	$3,823,995	0.00%	0.65%	to	3.05%	2.63%	to	5.17%
December 31, 2019	242,580	$13.21	to	$24.82	$4,098,141	0.00%	0.65%	to	3.05%	15.54%	to	18.40%
December 31, 2018	244,176	$11.32	to	$21.05	$3,445,068	0.00%	0.65%	to	3.05%	-10.43%	to	-8.20%
December 31, 2017	317,159	$12.63	to	$23.02	$4,871,020	0.00%	0.65%	to	3.05%	12.57%	to	15.34%
December 31, 2016	227,652	$11.27	to	$20.04	$3,011,852	0.00%	0.65%	to	3.05%	6.74%	to	9.38%

A98

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Advanced Strategies Portfolio
December 31, 2020	68,669	$16.76	to	$28.53	$1,519,030	0.00%	0.65%	to	3.05%	7.31%	to	9.96%
December 31, 2019	77,642	$15.59	to	$26.05	$1,564,074	0.00%	0.65%	to	3.05%	18.14%	to	21.07%
December 31, 2018	83,313	$13.17	to	$21.61	$1,378,346	0.00%	0.65%	to	3.05%	-8.77%	to	-6.50%
December 31, 2017	100,477	$14.41	to	$23.20	$1,776,407	0.00%	0.65%	to	3.05%	13.37%	to	16.17%
December 31, 2016	111,128	$12.68	to	$20.06	$1,685,524	0.00%	0.65%	to	3.05%	3.85%	to	6.41%

	AST Investment Grade Bond Portfolio
December 31, 2020	42,948	$16.48	to	$22.32	$870,340	0.00%	0.65%	to	2.45%	13.61%	to	15.71%
December 31, 2019	67,176	$14.51	to	$19.29	$1,180,706	0.00%	0.65%	to	2.45%	8.51%	to	10.51%
December 31, 2018	201,715	$13.37	to	$17.45	$3,164,432	0.00%	0.65%	to	2.45%	-2.72%	to	-0.92%
December 31, 2017	67,018	$13.74	to	$17.62	$1,058,737	0.00%	0.65%	to	2.45%	1.76%	to	3.64%
December 31, 2016	123,882	$13.50	to	$17.00	$1,903,633	0.00%	0.65%	to	2.45%	1.66%	to	3.53%

	AST Cohen & Steers Global Realty Portfolio
December 31, 2020	1,727	$13.26	to	$27.81	$28,856	0.00%	0.65%	to	2.65%	-5.52%	to	-3.58%
December 31, 2019	1,862	$14.03	to	$28.95	$31,937	0.00%	0.65%	to	2.65%	21.81%	to	24.31%
December 31, 2018	1,843	$11.52	to	$23.39	$25,059	0.00%	0.65%	to	3.05%	-7.63%	to	-5.33%
December 31, 2017	2,591	$12.42	to	$24.80	$37,280	0.00%	0.65%	to	3.05%	7.51%	to	10.17%
December 31, 2016	2,552	$11.50	to	$22.60	$33,241	0.00%	0.65%	to	3.05%	-2.17%	to	0.24%

	AST Emerging Markets Equity Portfolio
December 31, 2020	10,361	$8.81	to	$17.47	$113,560	0.00%	0.65%	to	3.05%	0.89%	to	3.38%
December 31, 2019	9,956	$8.70	to	$16.96	$105,002	0.00%	0.65%	to	3.05%	9.89%	to	12.61%
December 31, 2018	9,159	$7.71	to	$15.12	$84,820	0.00%	0.65%	to	3.05%	-16.68%	to	-14.61%
December 31, 2017	11,488	$9.33	to	$17.78	$124,978	0.00%	0.65%	to	3.05%	22.53%	to	25.56%
December 31, 2016	10,177	$7.59	to	$14.22	$88,365	0.00%	0.65%	to	3.05%	8.94%	to	11.63%

	AST Bond Portfolio 2020 (liquidated December 31, 2020)
December 31, 2020	—	$9.73	to	$12.21	$—	0.00%	1.00%	to	3.05%	-1.74%	to	0.34%
December 31, 2019	6,275	$9.89	to	$12.17	$69,369	0.00%	1.00%	to	3.05%	0.34%	to	2.47%
December 31, 2018	3,828	$9.83	to	$11.87	$41,165	0.00%	1.00%	to	3.05%	-2.78%	to	-0.71%
December 31, 2017	4,389	$10.09	to	$11.96	$47,839	0.00%	1.00%	to	3.05%	-2.18%	to	-0.12%
December 31, 2016	8,855	$10.30	to	$11.97	$97,678	0.00%	1.00%	to	3.05%	-1.15%	to	0.94%

	AST Jennison Large-Cap Growth Portfolio
December 31, 2020	2,894	$43.41	to	$55.06	$149,681	0.00%	0.65%	to	2.75%	49.81%	to	53.04%
December 31, 2019	2,546	$28.98	to	$35.98	$85,766	0.00%	0.65%	to	2.75%	28.96%	to	31.74%
December 31, 2018	2,511	$22.47	to	$27.31	$63,998	0.00%	0.65%	to	2.75%	-4.33%	to	-2.25%
December 31, 2017	3,001	$22.91	to	$27.94	$78,396	0.00%	0.65%	to	3.05%	31.70%	to	34.95%
December 31, 2016	2,678	$17.39	to	$20.70	$52,130	0.00%	0.65%	to	3.05%	-4.46%	to	-2.10%

	AST Bond Portfolio 2021
December 31, 2020	5,366	$11.74	to	$14.77	$71,587	0.00%	1.00%	to	3.05%	0.01%	to	2.12%
December 31, 2019	1,545	$11.74	to	$14.47	$20,019	0.00%	1.00%	to	3.05%	1.86%	to	4.02%
December 31, 2018	3,416	$11.52	to	$13.91	$43,202	0.00%	1.00%	to	3.05%	-3.00%	to	-0.94%
December 31, 2017	4,311	$11.88	to	$14.04	$55,272	0.00%	1.00%	to	3.05%	-1.51%	to	0.57%
December 31, 2016	9,109	$12.06	to	$13.96	$117,600	0.00%	1.00%	to	3.05%	-1.07%	to	1.01%

	Wells Fargo VT Omega Growth Fund (Class 2)
December 31, 2020	53	$44.39	to	$47.31	$2,487	0.00%	1.40%	to	2.00%	40.32%	to	41.18%
December 31, 2019	74	$31.63	to	$33.51	$2,489	0.00%	1.40%	to	2.00%	34.31%	to	35.13%
December 31, 2018	88	$23.55	to	$24.80	$2,168	0.00%	1.40%	to	2.00%	-1.74%	to	-1.14%
December 31, 2017	97	$23.97	to	$25.09	$2,430	0.01%	1.40%	to	2.00%	31.91%	to	32.72%
December 31, 2016	108	$18.17	to	$18.90	$2,046	0.00%	1.40%	to	2.00%	-1.49%	to	-0.88%

	Wells Fargo VT Omega Growth Fund (Class 1)
December 31, 2020	414	$40.61	to	$86.76	$20,768	0.00%	0.65%	to	2.75%	39.47%	to	42.48%
December 31, 2019	488	$28.72	to	$61.05	$17,421	0.00%	0.65%	to	2.75%	33.62%	to	36.50%
December 31, 2018	523	$21.20	to	$44.84	$13,688	0.00%	0.65%	to	2.75%	-2.26%	to	-0.14%
December 31, 2017	626	$21.39	to	$45.01	$16,862	0.25%	0.65%	to	2.75%	31.25%	to	34.08%
December 31, 2016	732	$16.08	to	$33.66	$14,728	0.00%	0.65%	to	2.75%	-2.00%	to	0.11%

A99

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Wells Fargo VT Small Cap Growth Fund (Class 1)
December 31, 2020	420	$38.70	to	$47.11	$18,548	0.00%	0.65%	to	2.50%	54.15%	to	57.07%
December 31, 2019	451	$25.11	to	$29.99	$12,734	0.00%	0.65%	to	2.50%	22.18%	to	24.50%
December 31, 2018	498	$20.55	to	$24.09	$11,346	0.00%	0.65%	to	2.50%	-1.08%	to	0.81%
December 31, 2017	538	$20.77	to	$23.90	$12,231	0.00%	0.65%	to	2.50%	22.99%	to	25.32%
December 31, 2016	599	$16.89	to	$19.07	$10,905	0.00%	0.65%	to	2.50%	5.41%	to	7.40%

	Wells Fargo VT International Equity Fund (Class 1)
December 31, 2020	404	$12.06	to	$21.76	$8,135	2.91%	0.65%	to	2.75%	2.00%	to	4.21%
December 31, 2019	489	$11.82	to	$20.88	$9,518	4.16%	0.65%	to	2.75%	12.33%	to	14.75%
December 31, 2018	543	$10.52	to	$18.38	$9,270	11.95%	0.65%	to	2.75%	-19.16%	to	-17.40%
December 31, 2017	672	$13.02	to	$22.54	$13,977	3.02%	0.65%	to	2.75%	21.44%	to	24.05%
December 31, 2016	711	$10.72	to	$18.40	$12,062	3.10%	0.65%	to	2.75%	0.42%	to	2.58%

	AST Bond Portfolio 2022
December 31, 2020	1,397	$11.10	to	$13.68	$17,609	0.00%	1.00%	to	3.05%	1.80%	to	3.96%
December 31, 2019	1,830	$10.90	to	$13.16	$22,267	0.00%	1.00%	to	3.05%	2.66%	to	4.83%
December 31, 2018	3,079	$10.62	to	$12.56	$35,805	0.00%	1.00%	to	3.05%	-3.21%	to	-1.15%
December 31, 2017	3,754	$10.97	to	$12.70	$44,338	0.00%	1.00%	to	3.05%	-1.52%	to	0.56%
December 31, 2016	8,845	$11.14	to	$12.63	$104,786	0.00%	1.00%	to	3.05%	-1.27%	to	0.81%

	AST Quantitative Modeling Portfolio
December 31, 2020	3,353	$16.13	to	$19.83	$63,752	0.00%	0.65%	to	2.75%	8.51%	to	10.85%
December 31, 2019	5,311	$14.86	to	$17.89	$91,510	0.00%	0.65%	to	2.75%	17.87%	to	20.42%
December 31, 2018	7,620	$12.61	to	$14.85	$107,939	0.00%	0.65%	to	2.75%	-9.11%	to	-7.14%
December 31, 2017	8,943	$13.87	to	$16.00	$136,765	0.00%	0.65%	to	2.75%	14.95%	to	17.42%
December 31, 2016	10,238	$12.07	to	$13.62	$133,794	0.00%	0.65%	to	2.75%	3.41%	to	5.63%

	AST BlackRock Global Strategies Portfolio
December 31, 2020	6,822	$12.19	to	$15.44	$98,326	0.00%	0.65%	to	3.05%	1.54%	to	4.06%
December 31, 2019	7,572	$12.00	to	$14.84	$105,246	0.00%	0.65%	to	3.05%	14.03%	to	16.86%
December 31, 2018	8,104	$10.52	to	$12.70	$96,136	0.00%	0.65%	to	3.05%	-8.18%	to	-5.90%
December 31, 2017	10,477	$11.46	to	$13.49	$132,987	0.00%	0.65%	to	3.05%	9.19%	to	11.88%
December 31, 2016	10,063	$10.50	to	$12.06	$114,370	0.00%	0.65%	to	3.05%	3.71%	to	6.27%

	Invesco V.I. Diversified Dividend Fund (Series I)
December 31, 2020	774	$18.21	to	$22.39	$16,298	3.05%	0.65%	to	2.75%	-2.61%	to	-0.51%
December 31, 2019	924	$18.70	to	$22.51	$19,684	2.74%	0.65%	to	2.75%	21.65%	to	24.28%
December 31, 2018	1,118	$15.01	to	$18.11	$19,317	2.28%	0.65%	to	3.05%	-10.41%	to	-8.18%
December 31, 2017	1,399	$16.76	to	$19.72	$26,417	1.62%	0.65%	to	3.05%	5.27%	to	7.87%
December 31, 2016	1,630	$15.92	to	$18.28	$28,586	1.32%	0.65%	to	3.05%	11.32%	to	14.07%

	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)
December 31, 2020	28	$11.90	to	$11.90	$328	2.62%	1.00%	to	1.00%	4.04%	to	4.04%
December 31, 2019	28	$11.44	to	$11.44	$318	2.75%	1.00%	to	1.00%	5.67%	to	5.67%
December 31, 2018	29	$10.83	to	$10.83	$309	3.15%	1.00%	to	1.00%	0.83%	to	0.83%
December 31, 2017	51	$10.74	to	$10.74	$552	2.92%	1.00%	to	1.00%	2.31%	to	2.31%
December 31, 2016	57	$10.49	to	$10.49	$597	2.85%	1.00%	to	1.00%	1.68%	to	1.68%

	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)
December 31, 2020	172	$35.66	to	$35.66	$6,127	0.00%	1.00%	to	1.00%	33.39%	to	33.39%
December 31, 2019	195	$26.74	to	$26.74	$5,211	0.00%	1.00%	to	1.00%	34.54%	to	34.54%
December 31, 2018	208	$19.87	to	$19.87	$4,143	0.00%	1.00%	to	1.00%	-4.90%	to	-4.90%
December 31, 2017	229	$20.90	to	$20.90	$4,783	0.00%	1.00%	to	1.00%	26.86%	to	26.86%
December 31, 2016	257	$16.47	to	$16.47	$4,226	0.00%	1.00%	to	1.00%	0.23%	to	0.23%

	Wells Fargo VT Opportunity Fund (Class 1)
December 31, 2020	83	$30.40	to	$31.13	$2,588	0.70%	1.40%	to	1.65%	19.32%	to	19.63%
December 31, 2019	95	$25.48	to	$26.02	$2,467	0.56%	1.40%	to	1.65%	29.64%	to	29.96%
December 31, 2018	111	$19.65	to	$20.02	$2,217	0.45%	1.40%	to	1.65%	-8.47%	to	-8.24%
December 31, 2017	117	$21.47	to	$21.82	$2,544	0.92%	1.40%	to	1.65%	18.74%	to	19.04%
December 31, 2016	134	$18.08	to	$18.33	$2,453	2.39%	1.40%	to	1.65%	10.67%	to	10.95%
A100

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Wells Fargo VT Opportunity Fund (Class 2)
December 31, 2020	173	$30.41	to	$30.41	$5,255	0.44%	1.40%	to	1.40%	19.31%	to	19.31%
December 31, 2019	184	$25.49	to	$25.49	$4,682	0.28%	1.40%	to	1.40%	29.63%	to	29.63%
December 31, 2018	208	$19.66	to	$19.66	$4,095	0.19%	1.40%	to	1.40%	-8.45%	to	-8.45%
December 31, 2017	241	$21.48	to	$21.48	$5,185	0.66%	1.40%	to	1.40%	18.76%	to	18.76%
December 31, 2016	267	$18.08	to	$18.08	$4,837	2.03%	1.40%	to	1.40%	10.66%	to	10.66%

	AST Prudential Core Bond Portfolio
December 31, 2020	12,182	$10.70	to	$13.38	$153,595	0.00%	0.65%	to	3.05%	2.81%	to	5.36%
December 31, 2019	9,439	$10.40	to	$12.70	$113,555	0.00%	0.65%	to	3.05%	6.41%	to	9.04%
December 31, 2018	7,471	$9.78	to	$11.65	$82,423	0.00%	0.65%	to	3.05%	-3.85%	to	-1.46%
December 31, 2017	8,326	$10.17	to	$11.82	$93,378	0.00%	0.65%	to	3.05%	2.46%	to	4.99%
December 31, 2016	7,314	$9.92	to	$11.26	$78,400	0.00%	0.65%	to	3.05%	1.04%	to	3.53%

	AST Bond Portfolio 2023
December 31, 2020	1,622	$10.06	to	$11.81	$18,541	0.00%	1.00%	to	2.75%	3.84%	to	5.71%
December 31, 2019	2,080	$9.45	to	$11.17	$22,614	0.00%	1.00%	to	3.05%	3.26%	to	5.44%
December 31, 2018	2,750	$9.15	to	$10.60	$27,534	0.00%	1.00%	to	3.05%	-3.32%	to	-1.27%
December 31, 2017	2,647	$9.47	to	$10.73	$26,687	0.00%	1.00%	to	3.05%	-1.40%	to	0.68%
December 31, 2016	4,426	$9.60	to	$10.66	$44,764	0.00%	1.00%	to	3.05%	-1.19%	to	0.89%

	AST MFS Growth Allocation Portfolio
December 31, 2020	10,350	$14.81	to	$18.32	$177,604	0.00%	0.65%	to	3.05%	6.52%	to	9.16%
December 31, 2019	10,054	$13.91	to	$16.78	$159,067	0.00%	0.65%	to	3.05%	19.02%	to	21.96%
December 31, 2018	10,166	$11.69	to	$13.76	$132,336	0.00%	0.65%	to	3.05%	-11.09%	to	-8.87%
December 31, 2017	12,192	$13.14	to	$15.10	$175,215	0.00%	0.65%	to	3.05%	12.95%	to	15.74%
December 31, 2016	13,126	$11.64	to	$13.04	$163,976	0.00%	0.65%	to	3.05%	1.15%	to	3.64%

	AST Western Asset Emerging Markets Debt Portfolio
December 31, 2020	292	$11.33	to	$12.43	$3,549	0.00%	0.65%	to	1.75%	5.57%	to	6.75%
December 31, 2019	302	$10.73	to	$11.65	$3,450	0.00%	0.65%	to	1.75%	12.84%	to	14.10%
December 31, 2018	197	$9.51	to	$10.21	$1,991	0.00%	0.65%	to	1.75%	-8.31%	to	-7.28%
December 31, 2017	303	$10.37	to	$11.01	$3,296	0.00%	0.65%	to	1.75%	7.39%	to	8.59%
December 31, 2016	106	$9.66	to	$10.14	$1,048	0.00%	0.65%	to	1.75%	8.67%	to	9.89%

	AST MFS Large-Cap Value Portfolio
December 31, 2020	3,715	$19.22	to	$22.98	$81,254	0.00%	0.65%	to	2.75%	1.04%	to	3.22%
December 31, 2019	3,384	$19.02	to	$22.26	$71,879	0.00%	0.65%	to	2.75%	25.79%	to	28.51%
December 31, 2018	3,112	$15.02	to	$17.33	$51,454	0.00%	0.65%	to	2.85%	-12.73%	to	-10.74%
December 31, 2017	4,511	$17.02	to	$19.41	$83,663	0.00%	0.65%	to	3.05%	13.77%	to	16.58%
December 31, 2016	4,326	$14.96	to	$16.65	$69,129	0.00%	0.65%	to	3.05%	9.99%	to	12.71%

	Invesco V.I. Mid Cap Growth Fund (Series I) (merged April 30, 2020)
December 31, 2020	—	$17.87	to	$20.77	$—	0.00%	0.65%	to	2.50%	-6.29%	to	-5.71%
December 31, 2019	672	$18.85	to	$22.03	$14,101	0.00%	0.65%	to	2.65%	30.78%	to	33.47%
December 31, 2018	713	$14.02	to	$16.51	$11,252	0.00%	0.65%	to	3.05%	-8.48%	to	-6.20%
December 31, 2017	770	$15.32	to	$17.60	$13,010	0.00%	0.65%	to	3.05%	18.77%	to	21.70%
December 31, 2016	847	$12.90	to	$14.46	$11,827	0.00%	0.65%	to	3.05%	-2.31%	to	0.10%

	AST Bond Portfolio 2024
December 31, 2020	654	$9.90	to	$11.70	$7,133	0.00%	1.00%	to	3.05%	5.34%	to	7.57%
December 31, 2019	1,666	$9.40	to	$10.88	$17,060	0.00%	1.00%	to	3.05%	4.67%	to	6.88%
December 31, 2018	7,218	$8.98	to	$10.18	$69,796	0.00%	1.00%	to	3.05%	-3.69%	to	-1.64%
December 31, 2017	5,920	$9.32	to	$10.35	$58,693	0.00%	1.00%	to	3.05%	-1.41%	to	0.67%
December 31, 2016	527	$9.45	to	$10.28	$5,203	0.00%	1.00%	to	3.05%	-1.19%	to	0.89%

	AST AQR Emerging Markets Equity Portfolio (merged August 14, 2020)
December 31, 2020	—	$10.61	to	$11.54	$—	0.00%	0.65%	to	1.75%	-2.12%	to	-1.44%
December 31, 2019	216	$10.84	to	$11.70	$2,451	0.00%	0.65%	to	1.75%	15.74%	to	17.04%
December 31, 2018	305	$9.37	to	$10.00	$2,983	0.00%	0.65%	to	1.75%	-20.38%	to	-19.48%
December 31, 2017	410	$11.77	to	$12.42	$4,975	0.00%	0.65%	to	1.75%	32.60%	to	34.07%
December 31, 2016	215	$8.88	to	$9.26	$1,944	0.00%	0.65%	to	1.75%	11.39%	to	12.63%

A101

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST ClearBridge Dividend Growth Portfolio
December 31, 2020	3,037	$18.51	to	$21.89	$63,514	0.00%	0.65%	to	2.75%	1.85%	to	4.05%
December 31, 2019	3,183	$17.79	to	$21.04	$63,987	0.00%	0.65%	to	3.05%	27.04%	to	30.18%
December 31, 2018	2,982	$14.01	to	$16.16	$45,986	0.00%	0.65%	to	3.05%	-7.69%	to	-5.39%
December 31, 2017	4,114	$15.17	to	$17.08	$67,379	0.00%	0.65%	to	3.05%	14.80%	to	17.64%
December 31, 2016	4,095	$13.22	to	$14.52	$57,381	0.00%	0.65%	to	3.05%	11.40%	to	14.15%

	Columbia Variable Portfolio - Government Money Market Fund (Class 1)
December 31, 2020	372	$9.45	to	$9.64	$3,583	0.09%	1.00%	to	1.25%	-0.98%	to	-0.73%
December 31, 2019	77	$9.55	to	$9.71	$749	1.86%	1.00%	to	1.25%	0.58%	to	0.83%
December 31, 2018	80	$9.49	to	$9.63	$773	1.47%	1.00%	to	1.25%	0.24%	to	0.49%
December 31, 2017	96	$9.47	to	$9.58	$917	0.41%	1.00%	to	1.25%	-0.83%	to	-0.58%
December 31, 2016	94	$9.55	to	$9.64	$904	0.01%	1.00%	to	1.25%	-1.24%	to	-0.98%

	Columbia Variable Portfolio - Income Opportunities Fund (Class 1)
December 31, 2020	11	$13.60	to	$13.60	$148	4.75%	1.00%	to	1.00%	4.84%	to	4.84%
December 31, 2019	13	$12.97	to	$12.97	$165	5.11%	1.00%	to	1.00%	15.30%	to	15.30%
December 31, 2018	13	$11.25	to	$11.25	$147	5.00%	1.00%	to	1.00%	-4.72%	to	-4.72%
December 31, 2017	14	$11.81	to	$11.81	$166	6.12%	1.00%	to	1.00%	5.50%	to	5.50%
December 31, 2016	15	$11.19	to	$11.19	$169	11.11%	1.00%	to	1.00%	9.82%	to	9.82%

	AST AQR Large-Cap Portfolio (merged August 14, 2020)
December 31, 2020	—	$17.34	to	$19.82	$—	0.00%	0.65%	to	2.45%	-0.80%	to	0.34%
December 31, 2019	193	$17.48	to	$19.75	$3,660	0.00%	0.65%	to	2.45%	19.58%	to	21.78%
December 31, 2018	228	$14.58	to	$16.22	$3,555	0.00%	0.65%	to	2.50%	-10.44%	to	-8.73%
December 31, 2017	269	$16.28	to	$17.77	$4,602	0.00%	0.65%	to	2.50%	19.09%	to	21.34%
December 31, 2016	347	$13.67	to	$14.64	$4,934	0.00%	0.65%	to	2.50%	7.94%	to	9.98%

	AST Large-Cap Core Portfolio
December 31, 2020	289	$19.86	to	$22.86	$6,307	0.00%	0.65%	to	2.45%	8.42%	to	10.42%
December 31, 2019	153	$18.07	to	$20.70	$3,013	0.00%	0.65%	to	2.65%	21.87%	to	24.38%
December 31, 2018	175	$14.83	to	$16.64	$2,785	0.00%	0.65%	to	2.65%	-9.63%	to	-7.76%
December 31, 2017	203	$16.41	to	$18.04	$3,506	0.00%	0.65%	to	2.65%	18.20%	to	20.62%
December 31, 2016	221	$13.88	to	$14.96	$3,198	0.00%	0.65%	to	2.65%	7.93%	to	10.14%

	AST Bond Portfolio 2025
December 31, 2020	479	$11.85	to	$13.72	$6,126	0.00%	1.00%	to	3.05%	7.95%	to	10.23%
December 31, 2019	2,157	$10.98	to	$12.45	$25,283	0.00%	1.00%	to	3.05%	5.40%	to	7.63%
December 31, 2018	8,174	$10.42	to	$11.56	$90,198	0.00%	1.00%	to	3.05%	-3.78%	to	-1.73%
December 31, 2017	693	$10.82	to	$11.77	$7,842	0.00%	1.00%	to	3.05%	-1.27%	to	0.81%
December 31, 2016	1,855	$10.96	to	$11.67	$20,960	0.00%	1.00%	to	3.05%	-0.65%	to	1.45%

	AST Bond Portfolio 2026
December 31, 2020	3,635	$10.59	to	$12.00	$41,514	0.00%	1.00%	to	3.05%	7.30%	to	9.57%
December 31, 2019	7,987	$9.87	to	$10.96	$84,521	0.00%	1.00%	to	3.05%	6.67%	to	8.93%
December 31, 2018	10,593	$9.25	to	$10.06	$102,851	0.00%	1.00%	to	3.05%	-4.07%	to	-2.04%
December 31, 2017	11,718	$9.64	to	$10.27	$116,811	0.00%	1.00%	to	3.05%	-0.69%	to	1.40%
December 31, 2016	19,521	$9.71	to	$10.12	$193,616	0.00%	1.00%	to	3.05%	-1.03%	to	1.06%

	AST Bond Portfolio 2027 (available January 4, 2016)
December 31, 2020	4,852	$10.82	to	$12.01	$55,824	0.00%	1.00%	to	3.05%	8.46%	to	10.75%
December 31, 2019	5,790	$9.97	to	$10.85	$61,041	0.00%	1.00%	to	3.05%	7.31%	to	9.58%
December 31, 2018	14,157	$9.29	to	$9.90	$136,811	0.00%	1.00%	to	3.05%	-4.29%	to	-2.25%
December 31, 2017	15,774	$9.71	to	$10.12	$156,690	0.00%	1.00%	to	3.05%	-0.44%	to	1.66%
December 31, 2016	24,776	$9.75	to	$9.96	$244,297	0.00%	1.00%	to	3.05%	-2.46%	to	-0.40%

	NVIT Emerging Markets Fund (Class D) (available August 5, 2016)
December 31, 2020	1,824	$13.92	to	$15.30	$27,146	1.59%	0.65%	to	2.75%	9.82%	to	12.19%
December 31, 2019	2,230	$12.68	to	$13.63	$29,747	2.05%	0.65%	to	2.75%	19.21%	to	21.79%
December 31, 2018	2,479	$10.56	to	$11.20	$27,326	0.34%	0.65%	to	3.05%	-20.24%	to	-18.25%
December 31, 2017	2,833	$13.23	to	$13.69	$38,429	0.96%	0.65%	to	3.05%	36.81%	to	40.18%
December 31, 2016	3,218	$9.67	to	$9.77	$31,343	0.82%	0.65%	to	3.05%	-4.47%	to	-3.53%

A102

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*		Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Bond Portfolio 2028 (available January 3, 2017)
December 31, 2020	6	$11.50	to	$12.30	$71	0.00%		1.00%	to	2.65%	11.64%	to	13.54%
December 31, 2019	1,044	$10.18	to	$10.84	$11,171	0.00%		1.00%	to	3.05%	8.19%	to	10.47%
December 31, 2018	4,570	$9.41	to	$9.81	$44,211	0.00%		1.00%	to	3.05%	-5.06%	to	-3.04%
December 31, 2017	551	$9.91	to	$10.12	$5,521	0.00%		1.00%	to	3.05%	-0.91%	to	1.18%
December 31, 2016	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2029 (available January 2, 2018)
December 31, 2020	—	$11.71	to	$12.47	$—	0.00%		1.00%	to	3.05%	12.75%	to	15.13%
December 31, 2019	2,379	$10.38	to	$10.83	$25,528	0.00%		1.00%	to	3.05%	8.87%	to	11.17%
December 31, 2018	777	$9.58	to	$9.74	$7,497	0.00%		1.00%	to	2.65%	-4.22%	to	-2.59%
December 31, 2017	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2030 (available January 2, 2019)
December 31, 2020	6,897	$12.31	to	$12.84	$87,755	0.00%		1.00%	to	3.05%	11.02%	to	13.37%
December 31, 2019	1,454	$11.13	to	$11.33	$16,373	0.00%		1.00%	to	2.75%	11.25%	to	13.26%
December 31, 2018	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2031 (available January 2, 2020)
December 31, 2020	6,403	$10.97	to	$11.21	$71,411	0.00%		1.00%	to	3.05%	9.77%	to	12.08%
December 31, 2019	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

	MFS® International Growth Portfolio (Service Shares) (available May 18, 2020)
December 31, 2020	40	$13.40	to	$13.41	$539	0.68%		1.20%	to	1.30%	29.95%	to	30.03%
December 31, 2019	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Total Return Bond Series (Service Shares) (available May 18, 2020)
December 31, 2020	179	$10.68	to	$10.69	$1,912	1.99%		1.20%	to	1.30%	6.90%	to	6.96%
December 31, 2019	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Total Return Series (Service Shares) (available May 18, 2020)
December 31, 2020	99	$12.00	to	$12.00	$1,185	1.77%		1.20%	to	1.30%	17.38%	to	17.45%
December 31, 2019	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Value Series (Service Shares) (available May 18, 2020)
December 31, 2020	57	$12.67	to	$12.68	$727	0.78%		1.20%	to	1.30%	21.73%	to	21.80%
December 31, 2019	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

	Prudential Government Money Market Portfolio (Class III) (available May 18, 2020)
December 31, 2020	6,560	$10.00	to	$10.00	$65,602	0.00%	(1)	0.00%	to	0.00%	0.00%	to	0.00%	(1)
December 31, 2019	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

A103

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (Series I) (available April 30, 2020)
December 31, 2020	1,095	$14.34	to	$14.52	$15,832	0.00%	0.65%	to	2.50%	45.78%	to	47.62%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Global Bond Portfolio (available November 13, 2020)
December 31, 2020	10,803	$10.05	to	$10.08	$108,803	0.00%	0.65%	to	2.75%	0.53%	to	0.81%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Portfolios, net of management fees assessed by the fund manager, divided by the average daily net assets. These ratios exclude those expenses, such as mortality and expense risk and administration charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Portfolios in which the subaccount invests.

**    These amounts represent the annualized contract expenses of the Account, consisting primarily of mortality and expense risk and administration charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Portfolios are excluded.

*** These amounts represent the total returns for the periods indicated, including changes in the value of the underlying Portfolios, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Product designs within a subaccount which were offered less than one year are included in the range of total returns for that period, and their respective total returns may not correspond to the total returns of a product offering with a comparable expense ratio that was presented for the full period. Contract owners may experience different total returns based on their investment options. Subaccounts with a date notation indicate the effective date of that subaccount in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the five years in the period ended December 31, 2020 or from the effective date of the subaccount through the end of the reporting period.

(1)     Amount is less than 0.01%.

Note 8:    Charges and Expenses
The following represents the various charges and expenses of the Account which are paid to Prudential Annuities.
Each contract funded through the Account is subject to specific fees and charges, some of which are deducted as an asset-based charge by the Account, while others are deducted either annually or at the time that certain transactions are made.
Insurance Charge - The insurance charge is the combination of the mortality and expense risk charges and the administrative charge. The insurance charge is expressed as an annual charge; however the daily equivalent is deducted on a daily basis from the net assets of each subaccount. This charge is assessed through a reduction in unit values.
A104

Note 8:    Charges and Expenses (continued)

Distribution Charge - The distribution charge is deducted by the Account on certain contracts for a specified time of period. The distribution charge is intended to compensate Prudential Annuities for a portion of the acquisition expenses under the annuity, including promotion and distribution of the annuity. The distribution charge is expressed as an annual charge; however, the daily equivalent is deducted on a daily basis from the net assets of each subaccount. This charge is assessed through a reduction in unit values.
Annual Maintenance Fee - An annual maintenance fee of up to $35 is deducted at the end of each annuity year and upon surrender of the annuity. The annual maintenance fee on certain contracts may be less than $35, may be zero or, under certain circumstances, may be waived based on the account value of the annuity on the anniversary date when the charge is deducted. This charge is assessed through the redemption of units.
Transfer Fees - Transfer fees are charged at a rate of $10 for each transfer after the 20th in each annuity year, as set forth in the respective prospectuses. These charges are assessed through the redemption of units.
Contingent Deferred Sales Charges - Contingent deferred sales charges from 0% to 9% may apply to certain withdrawals from the annuities and upon surrender of the annuity. When applicable, contingent deferred sales charges will apply for a maximum number of years depending on the type of contract. The maximum number of years may be based on the number of years since each purchase payment is applied or from the issue date of the annuity. Certain annuities do not deduct a contingent deferred sales charge upon surrender or withdrawal. Please refer to the prospectus for the contract for a complete description of the contingent deferred sales charge, as well as for any exceptions to the provision that may apply to certain withdrawals during each annuity year. These charges are assessed through the redemption of units.
Premium Taxes - Some states and municipalities impose premium taxes, which currently range up to 3.5% on variable immediate annuity contracts. Depending on the product, these charges are deducted before the net amount is allocated to the investment options in the Account or are assessed through the redemption of units at annuitization.
Optional Benefit Charges - Prior to November 18, 2002, Prudential Annuities offered certain optional benefits as riders to the various contracts where the annual charge to purchase the rider was deducted from the annuity on an annual basis in arrears. Charges on these benefits will continue to be deducted in the same manner. Effective as of November 18, 2002, Prudential Annuities offers riders for optional benefits whose annual charge is deducted on a daily basis from the net assets of each subaccount. The daily charge for the optional benefits is deducted in the same manner as the insurance charge and the distribution charge (if applicable). These charges are assessed through a reduction in unit values.
The following are the base and maximum combined insurance, distribution (when applicable), and optional benefit charges of the respective contracts.

A105

Note 8:    Charges and Expenses (continued)

Products	Base	Maximum
ACN	1.40%	1.65%
Apex	1.40%	2.15%
Apex II	1.65%	3.05%
AS Cornerstone	1.15%	2.55%
AS Impact	1.00%	1.50%
AS Protector	1.40%	1.65%
ASAIA	1.25%	2.25%
ASAP	1.40%	1.65%
ASAP II	1.40%	2.15%
ASAP II Premier	1.40%	1.65%
ASAP III	0.65%	2.60%
ASL	1.40%	2.15%
ASL II	1.65%	3.05%
ASL II Premier	1.65%	2.25%
ASL Premier	1.40%	1.65%
ASVIA	1.25%	1.25%
Choice	0.90%	0.90%
Choice 2000	0.65%	2.05%
Defined Investments Annuity	1.00%	1.75%
Emerald Choice	1.40%	2.15%
Galaxy III	1.00%	1.25%
Harvester Variable Annuity	1.40%	1.65%
Harvester XTra Credit	1.40%	1.65%
Imperium	1.40%	2.15%
Optimum	0.65%	2.65%
Optimum Four	1.65%	3.05%
Optimum Plus	0.65%	3.05%
Optimum XTra	1.75%	3.10%
Prudential FlexGuard	1.20%	1.30%
PSA	1.40%	1.40%
Stagecoach	1.40%	2.15%
Stagecoach Apex II	1.65%	3.00%
Stagecoach ASAP III	1.25%	2.60%
Stagecoach Extra Credit	1.40%	2.15%
Stagecoach Flex	1.40%	2.15%
Stagecoach VA+	1.40%	2.15%
Stagecoach XTra Credit SIX	1.65%	3.00%
Wells Fargo Stagecoach Apex	1.40%	2.15%
XTra Credit	1.40%	2.15%
XTra Credit EIGHT	1.75%	3.10%
XTra Credit FOUR	1.40%	2.15%
XTra Credit FOUR Premier	1.40%	1.65%
XTra Credit Premier	1.40%	1.65%
XTra Credit SIX	0.65%	3.05%

A106

Note 9:    Other

Accumulation units are the basic valuation units used to calculate a contract owner's interest allocated to the variable account before the annuitization date.

Contract owner net payments represent contract owner contributions, net of applicable deductions, charges, and state premium taxes, including amounts transferred to individual subaccounts by the general account to cover greater longevity of annuitants for contracts in payout and remittance of remediation credits to contract owners.

Annuity payments represent periodic payments distributed under the terms of the contract.

Surrenders, withdrawals and death benefits are payments to contract owners and beneficiaries made under the terms of the contracts, including amounts that contract owners have requested to be withdrawn or paid to them.

Net transfers between other subaccounts or fixed rate option are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the guaranteed interest account and market value adjustment account.

Miscellaneous transactions primarily represent timing related adjustments on contract owner transactions, such as premiums, surrenders, transfers, etc. which are funded by the general account in order to maintain appropriate contract owner account balances.

Other charges are contract level charges assessed through the redemption of units as described in Note 8, Charges and Expenses.

A107

Report of Independent Registered Public Accounting Firm

To the Board of Directors of
Prudential Annuities Life Assurance Corporation
and the Contract Owners of Prudential Annuities Life Assurance Corporation Variable Account B

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of Prudential Annuities Life Assurance Corporation Variable Account B in the table below as of the dates indicated in the table below, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of the Prudential Annuities Life Assurance Corporation Variable Account B as of the dates indicated in the table below, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AST T. Rowe Price Large-Cap Growth Portfolio (1)	ProFund VP Short Small-Cap (1)
AST Government Money Market Portfolio (1)	ProFund VP Small-Cap Value (1)
AST Cohen & Steers Realty Portfolio (1)	ProFund VP Technology (1)
AST J.P. Morgan Strategic Opportunities Portfolio (1)	ProFund VP Telecommunications (1)
AST T. Rowe Price Large-Cap Value Portfolio (1)	ProFund VP UltraMid-Cap (1)
AST High Yield Portfolio (1)	ProFund VP UltraNASDAQ-100 (1)
AST Small-Cap Growth Opportunities Portfolio (1)	ProFund VP UltraSmall-Cap (1)
AST WEDGE Capital Mid-Cap Value Portfolio (1)	ProFund VP Utilities (1)
AST Small-Cap Value Portfolio (1)	ProFund VP Large-Cap Growth (1)
AST Mid-Cap Growth Portfolio (1)	ProFund VP Large-Cap Value (1)
AST Goldman Sachs Small-Cap Value Portfolio (1)	Rydex VT Nova Fund (1)
AST Hotchkis & Wiley Large-Cap Value Portfolio (1)	Rydex VT NASDAQ-100® Fund (1)
AST Loomis Sayles Large-Cap Growth Portfolio (1)	Rydex VT Inverse S&P 500® Strategy Fund (1)
AST MFS Growth Portfolio (1)	Invesco V.I. Health Care Fund (Series I) (1)
AST Neuberger Berman/LSV Mid-Cap Value Portfolio (1)	Invesco V.I. Technology Fund (Series I) (1)
AST Small-Cap Growth Portfolio (1)	Wells Fargo VT Index Asset Allocation Fund (Class 2) (1)
AST BlackRock Low Duration Bond Portfolio (1)	Wells Fargo VT International Equity Fund (Class 2) (1)
AST BlackRock/Loomis Sayles Bond Portfolio (1)	Wells Fargo VT Small Cap Growth Fund (Class 2) (1)
AST QMA US Equity Alpha Portfolio (1)	AST Fidelity Institutional AM℠ Quantitative Portfolio (1)
AST T. Rowe Price Natural Resources Portfolio (1)	AST Prudential Growth Allocation Portfolio (1)
AST T. Rowe Price Asset Allocation Portfolio (1)	AST Advanced Strategies Portfolio (1)
AST International Value Portfolio (1)	AST Investment Grade Bond Portfolio (1)
AST MFS Global Equity Portfolio (1)	AST Cohen & Steers Global Realty Portfolio (1)
AST J.P. Morgan International Equity Portfolio (1)	AST Emerging Markets Equity Portfolio (1)
AST Templeton Global Bond Portfolio (2)	AST Bond Portfolio 2020 (4)
AST International Growth Portfolio (1)	AST Jennison Large-Cap Growth Portfolio (1)
AST Wellington Management Hedged Equity Portfolio (1)	AST Bond Portfolio 2021 (1)
AST Capital Growth Asset Allocation Portfolio (1)	Wells Fargo VT Omega Growth Fund (Class 2) (1)
AST Academic Strategies Asset Allocation Portfolio (1)	Wells Fargo VT Omega Growth Fund (Class 1) (1)
AST Balanced Asset Allocation Portfolio (1)	Wells Fargo VT Small Cap Growth Fund (Class 1) (1)
AST Preservation Asset Allocation Portfolio (1)	Wells Fargo VT International Equity Fund (Class 1) (1)
A108

AST AllianzGI World Trends Portfolio (1)	AST Bond Portfolio 2022 (1)
AST J.P. Morgan Global Thematic Portfolio (1)	AST Quantitative Modeling Portfolio (1)
AST Goldman Sachs Multi-Asset Portfolio (1)	AST BlackRock Global Strategies Portfolio (1)
AST Western Asset Core Plus Bond Portfolio (1)	Invesco V.I. Diversified Dividend Fund (Series I) (1)
Davis Value Portfolio (1)	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1) (1)
Columbia Variable Portfolio - Asset Allocation Fund (Class 1) (3)	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1) (1)
Columbia Variable Portfolio - Small Company Growth Fund (Class 1) (1)	Wells Fargo VT Opportunity Fund (Class 1) (1)
Prudential SP International Growth Portfolio (Class I) (1)	Wells Fargo VT Opportunity Fund (Class 2) (1)
ProFund VP Asia 30 (1)	AST Prudential Core Bond Portfolio (1)
ProFund VP Banks (1)	AST Bond Portfolio 2023 (1)
ProFund VP Bear (1)	AST MFS Growth Allocation Portfolio (1)
ProFund VP Biotechnology (1)	AST Western Asset Emerging Markets Debt Portfolio (1)
ProFund VP Basic Materials (1)	AST MFS Large-Cap Value Portfolio (1)
ProFund VP UltraBull (1)	Invesco V.I. Mid Cap Growth Fund (Series I) (5)
ProFund VP Bull (1)	AST Bond Portfolio 2024 (1)
ProFund VP Consumer Services (1)	AST AQR Emerging Markets Equity Portfolio (6)
ProFund VP Consumer Goods (1)	AST ClearBridge Dividend Growth Portfolio (1)
ProFund VP Oil & Gas (1)	Columbia Variable Portfolio - Government Money Market Fund (Class 1) (1)
ProFund VP Europe 30 (1)	Columbia Variable Portfolio - Income Opportunities Fund (Class 1) (1)
ProFund VP Financials (1)	AST AQR Large-Cap Portfolio (6)
ProFund VP U.S. Government Plus (1)	AST Large-Cap Core Portfolio (1)
ProFund VP Health Care (1)	AST Bond Portfolio 2025 (1)
Access VP High Yield Fund (1)	AST Bond Portfolio 2026 (1)
ProFund VP Industrials (1)	AST Bond Portfolio 2027 (1)
ProFund VP Internet (1)	NVIT Emerging Markets Fund (Class D) (1)
ProFund VP Japan (1)	AST Bond Portfolio 2028 (1)
ProFund VP Precious Metals (1)	AST Bond Portfolio 2029 (1)
ProFund VP Mid-Cap Growth (1)	AST Bond Portfolio 2030 (7)
ProFund VP Mid-Cap Value (1)	AST Bond Portfolio 2031 (8)
ProFund VP Pharmaceuticals (1)	MFS® International Growth Portfolio (Service Shares) (9)
ProFund VP Real Estate (1)	MFS® Total Return Bond Series (Service Shares) (9)
ProFund VP Rising Rates Opportunity (1)	MFS® Total Return Series (Service Shares) (9)
ProFund VP NASDAQ-100 (1)	MFS® Value Series (Service Shares) (9)
ProFund VP Semiconductor (1)	Prudential Government Money Market Portfolio (Class III) (9)
ProFund VP Small-Cap Growth (1)	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (Series I) (10)
ProFund VP Short Mid-Cap (1)	AST Global Bond Portfolio (11)
ProFund VP Short NASDAQ-100 (1)

A109

(1)Statement of net assets as of December 31, 2020, statement of operations for the year ended December 31, 2020 and statement of changes in net assets for the years ended December 31, 2020 and 2019.
(2)Statement of net assets as of November 13, 2020 (date of merger), statement of operations for the period January 1, 2020 to November 13, 2020 and statement of changes in net assets for the period January 1, 2020 to November 13, 2020 and for the year ended December 31, 2019.
(3)Statement of net assets as of April 24, 2020 (date of liquidation), statement of operations for the period January 1, 2020 to April 24, 2020 and statement of changes in net assets for the period January 1, 2020 to April 24, 2020 and for the year ended December 31, 2019.
(4)Statement of net assets as of December 31, 2020 (date of liquidation), statement of operations for the year ended December 31, 2020 and statement of changes in net assets for the years ended December 31, 2020 and 2019.
(5)Statement of net assets as of April 30, 2020 (date of merger), statement of operations for the period January 1, 2020 to April 30, 2020 and statement of changes in net assets for the period January 1, 2020 to April 30, 2020 and for the year ended December 31, 2019.
(6)Statement of net assets as of August 14, 2020 (date of merger), statement of operations for the period January 1, 2020 to August 14, 2020 and statement of changes in net assets for the period January 1, 2020 to August 14, 2020 and for the year ended December 31, 2019.
(7)Statement of net assets as of December 31, 2020, statement of operations for the year ended December 31, 2020 and statement of changes in net assets for the year ended December 31, 2020 and for the period January 2, 2019 to December 31, 2019.
(8)Statement of net assets as of December 31, 2020, statement of operations and statement of changes in net assets for the period January 2, 2020 (commencement of operations) to December 31, 2020.
(9)Statement of net assets as of December 31, 2020, statement of operations and statement of changes in net assets for the period May 18, 2020 (commencement of operations) to December 31, 2020.
(10)Statement of net assets as of December 31, 2020, statement of operations and statement of changes in net assets for the period April 30, 2020 (commencement of operations) to December 31, 2020.
(11)Statement of net assets as of December 31, 2020, statement of operations and statement of changes in net assets for the period November 13, 2020 (commencement of operations) to December 31, 2020.

Basis for Opinions

These financial statements are the responsibility of the Prudential Annuities Life Assurance Corporation management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Prudential Annuities Life Assurance Corporation Variable Account B based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Prudential Annuities Life Assurance Corporation Variable Account B in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 9, 2021

We have served as the auditor of one or more of the subaccounts of Prudential Annuities Life Assurance Corporation Variable Account B since 2003.
A110